UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 FIFTH AVENUE
NEW YORK, NY 10018
(Address of principal executive offices) (Zip code)

CITI FUND SERVICES
4400 EASTON COMMONS, SUITE 200
COLUMBUS, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1. Reports to Stockholders.
HSBC Funds

Semi-Annual Report
April 30, 2019

Intermediary
						Intermediary	Service
MONEY MARKET FUNDS	Class A	Class C	Class D	Class E	Class I	Class	Class	Class Y
HSBC U.S. Government Money Market Fund	FTRXX	HUMXX	HGDXX	HGEXX	HGIXX	HGGXX	HGFXX	RGYXX
HSBC U.S. Treasury Money Market Fund	HWAXX	HUCXX	HTDXX	HTEXX	HBIXX	HTGXX	HTFXX	HTYXX

HSBC Family of Funds
Semi-Annual Report - April 30, 2019

Glossary of Terms	2
Commentary From the Investment Manager	3
Portfolio Reviews	4
Portfolio Composition	6

Schedules of Portfolio Investments

HSBC U.S. Government Money Market Fund	7
HSBC U.S. Treasury Money Market Fund	10
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	18
Investment Adviser Contract Approval	28
Table of Shareholder Expenses	31
Other Information	33

Glossary of Terms

Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole. Beta is used in the capital asset pricing model, which calculates the expected return of an asset based on its beta and expected market returns.

Bloomberg Barclays Global Aggregate Index is an index that is the measure of the global investment-grade debt from 24 local currency markets, which include treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

J.P. Morgan Emerging Markets Bond Index Global is an index that tracks returns for USD-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds, and local market instruments.

London Interbank Offered Rate (“LIBOR”) is a daily reference rate based on the interest rates at which banks borrow unsecured funds from other banks in the London wholesale money market.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across 21 developed markets countries, excluding the U.S. and Canada.

MSCI Emerging Markets Index is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets.

MSCI Frontier Markets Index is an equity index that captures large- and mid-cap representation across 29 frontiers markets countries.

Purchasing Managers’ Index (“PMI”) is an indicator of the economic health of the manufacturing sector. The PMI is based on five major indicators: new orders, inventory levels, production, supplier deliveries, and the employment environment.

Russell 2000® Index is an index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Standard & Poor’s 500 (“S&P 500”) Index is an index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2 HSBC FAMILY OF FUNDS

Commentary From the Investment Manager (Unaudited)
HSBC Global Asset Management (USA) Inc.

Global Economic Review

Global economic volatility characterized the six-month period between November 1, 2018 and April 30, 2019. Economic growth in the U.S. offset declines in other major developed economies, as global manufacturing weakened overall during the period despite a temporary rebound in March. Global equities showed growth toward the end of the period and a more dovish monetary policy outlook produced a significant recovery in risk assets in the first quarter of 2019.

Global equity markets posted sharp declines in the final months of 2018, driven by manufacturing concerns in the eurozone and fears of a recession in the U.S. Despite strong global growth and continued economic growth in the U.S., slowdowns in the eurozone, Japan and many emerging markets heightened investor concerns. A flattening U.S. yield curve late in 2018 added to these concerns despite strong macroeconomic and corporate fundamentals in the U.S.

Investor confidence returned in early 2019, in part due to easing monetary policy in the U.S. and China. China led the schedule in early January with its decision to loosen its monetary policy in early 2019. Meanwhile, the U.S. Federal Reserve (the Fed) pivoted to a dovish stance in January after raising rates in December, signaling an end to rate hikes for the near future. Renewed investor appetite for risk found additional support from the U.S. economy’s positive fundamentals, helping to drive robust gains in U.S. equity markets for the remainder of the period. Most major market indices in developed and emerging markets produced positive returns over the six-month period under review.

In March 2019, the U.S. yield curve became inverted, triggering recession concerns. This inversion was limited to a narrow section of the yield curve and was to a lesser degree than inversions seen prior to the last three recessions. To some analysts, this suggested the possibility of a cyclical slowdown rather than a full-blown recession.

U.S. gross domestic product (GDP)1 grew at a rate of 2.2% in the fourth quarter of 2018. A preliminary estimate puts GDP growth at 3.2% for the first quarter of 2019. The U.S. labor market remained tight throughout the period as the unemployment rate dropped to 3.6% in April, its lowest point since 2000. Wage growth fell moderately from December through March before recovering slightly in April.

The eurozone entered the period in the third month of a slowdown which extended throughout the period. Concerns about the health of the German manufacturing sector rose on the back of weak factory orders and Purchasing Managers’ Index1 data. However, by the end of the period, German manufacturing showed signs of resilience. The attenuated negotiations over the United Kingdom’s exit from the eurozone (commonly referred to as Brexit) continue to weigh on UK economic performance, as “no-deal,” “deal” or “no Brexit” options all remain on the table. This has generated a great deal of uncertainty for businesses and investors alike. The extent of the impact of Brexit in the UK and in global markets as well as any associated adverse consequences remain unclear. Despite the eurozone’s economic underperformance during the period, labor markets remained strong.

Between December and February, Japan’s cyclical indicators all fell to their lowest levels since early 2016, before bouncing back slightly in March. Soft global trade has weighed on the country’s economy due to its exposure to China. The metrics used by the Bank of Japan to assess underlying inflation trends have weakened since the beginning of 2018, but inflation has remained low due to demographics and behavioral biases among consumers and businesses.

China’s economy faced softness due to macroeconomic headwinds through the first part of the period, as manufacturing export and domestic orders deteriorated and industrial profits fell. A rebound in the manufacturing sector drove a broad-based recovery in March, but the gap between new domestic and export orders remains wide. Changing prospects of a trade deal between the U.S. and China have also caused sentiment to fluctuate within the Chinese manufacturing sector.

Overall, emerging market returns have been relatively strong since early December 2018, with manufacturing sectors in some markets, particularly Asia, showing a rise in new orders. Semiconductor exports out of Korea and Taiwan showed signs of stabilization in March after deteriorating significantly from the fourth quarter of 2018 through February 2019.

Market review

Global equity markets generally did relatively well for the period, with MSCI Emerging Markets Index1 returning 13.90% during the period. The MSCI EAFE Index1 of developed market international stocks produced a 7.73% return. U.S. stocks generally outperformed international markets during the period.

U.S. equities experienced volatility during the period under review, but ultimately ended the period higher. Declines at the beginning of the period accelerated following the Fed’s rate hike in December, before rebounding in the final days of 2018 and recovering steadily through the end of the period. The S&P 500 Index1 of large company stocks returned 9.76% during the six-month period, outpacing the Russell 2000® Index1 of small and mid-sized company stocks, which rose 6.06% during the period.

Global fixed income markets generally did well on the back of looser monetary policy from the two largest economies in the world. The Bloomberg Barclays Global Aggregate Index1, which tracks investment-grade debt in 24 local currency markets, returned 4.28% for the period. Emerging markets debt, in particular, benefited from falling Treasury yields. The J.P. Morgan Emerging Markets Bond Index Global1 returned 7.86%.

U.S. fixed income investments generally outperformed their global counterparts amid the Fed’s more dovish tone, but not emerging markets. The Bloomberg Barclays U.S. Aggregate Bond Index1 total return, which tracks the broad investment-grade fixed-income market, posted a 5.49% return in the period.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS 3

Portfolio Reviews (Unaudited)
HSBC U.S. Government Money Market Fund
(Class A Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares,
Intermediary Class, Intermediary Service Class and Class Y Shares)
by John Chiodi
Senior Portfolio Manager
Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC U.S. Government Money Market Fund.[1]

Investment Concerns

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

Yields on U.S. government money market securities rose during the period ended April 30, 2019. The U.S. Federal Reserve (Fed) raised short-term interest rates once during the period, in December 2018.

As the rate environment changed and the yield curve inverted, the Fund was positioned to take advantage of higher-yielding areas of the fixed income markets without exceeding weighted-average life limits in duration. Early in the period, the Fund’s absolute performance continued to benefit from repurchase agreements (repos) as it took advantage of shorter-duration securities in anticipation of the December rate hike. The Fund also benefitted from its heavily weighted position in floating-rate securities for the first three months of the period. Since the Fed halted its rate hikes in December, the Fund has maintained its repo positions and continues to take advantage of the remaining yield steepness in LIBOR7.†

The reporting period was marked by a negative market response to the Fed’s December rate hike. Equity markets declined and yield spreads compressed. By January, the Treasury bill yield curve inverted and it became apparent that markets no longer anticipated rate hikes from the Fed, which subsequently announced a hold on rate increases. Despite market and political pressures to cut rates, the Fed has not yet shown any indication that it would do so.

The inverted yield curve made longer-term fixed-rate securities less attractive, and the halt in rate hikes suppressed yields on floating-rate securities. This dynamic resulted in overnight repo yields outstripping the federal funds rate by 5-10 basis points (0.05%-0.10%) per day over the last months of the period.

†	Portfolio composition is subject to change.

				Average Annual				Expense
Fund Performance				Total Return (%)			Yield (%)[2]	Ratio (%)[3]
	Inception	Six	1	5	10	Since	7-Day
As of April 30, 2019	Date	Months*	Year	Year	Year	Inception	Average	Gross	Net
Class A	5/3/90	0.89	1.55	0.44	0.23	2.45	1.86	0.66	0.66
Class C4	11/20/06	—	—	—	—	1.39	—	1.26	1.26
Class D	4/1/99	0.96	1.70	0.51	0.26	1.56	2.01	0.51	0.51
Class E5	7/12/16	—	—	—	—	0.34	—	0.26	0.25
Class I6	12/24/03	1.14	2.07	0.73	0.39	1.07	2.37	0.16	0.14
Intermediary Class	7/12/16	1.12	2.03	—	—	1.21	2.33	0.31	0.18
Intermediary Service Class	7/12/16	1.11	2.01	—	—	1.19	2.31	0.36	0.20
Class Y	7/1/96	1.09	1.96	0.65	0.34	2.12	2.26	0.26	0.26

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2020 for the Class E Shares, Intermediary Class Shares and Intermediary Service Class Shares.

*	Aggregate
1	The “Aaa-mf ” and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+), “strong” (A-1) or “superior” (P-1).
2	The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day yield reflects voluntary fee waivers/expense reimbursements. Without the voluntary fee waivers/expense reimbursements, the yields would have been 1.83%, 1.98%, 2.33%, 2.18%, 2.13% and 2.23% for Class A Shares, Class D Shares, Class I Shares, Intermediary Class, Intermediary Service Class and Class Y Shares, respectively.
3	Reflects the expense ratio as reported in the prospectus dated February 28, 2019. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, and 0.20% for Class E Shares, Class I Shares, Intermediary Class Shares, and Intermediary Service Class Shares, respectively. The expense limitation shall be in effect until March 1, 2020. Additional information pertaining to the April 30, 2019 expense ratios can be found in the financial highlights.
4	Reflects the applicable contingent deferred sales charge, maximum of 1.00%, for returns presented. Class C Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 346, 362 and 351 days during the years ended October 31, 2006, 2009 and 2010, respectively. The Class was not operational during the entire six-months ended April 30, 2019 and entire fiscal years ended October 31, 2007, 2008, 2011, 2012, 2013, 2014, 2015, 2016, 2017 and 2018. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.
5	Class E Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 112 and 283 days during the years ended October 31, 2016 and 2017, respectively. The Class was not operational during the entire six-months ended April 30, 2019 and entire fiscal year ended October 31, 2018. No return is presented for the one-year period with non-continuous operations.
6	Class I Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 10, 89, 136 and 357 days during the years ended October 31, 2004, 2005, 2006 and 2007, respectively. The Class was operational during the entire six-months ended April 30, 2019 and entire fiscal years ended October 31, 2008 through 2018.
7	For additional information, please refer to the Glossary of Terms.

4 HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)

HSBC U.S. Treasury Money Market Fund
(Class A Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares, Intermediary Class,
Intermediary Service Class and Class Y Shares)
by John Chiodi
Senior Portfolio Manager

Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC U.S. Treasury Money Market Fund.[1]

Investment Concerns

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

The U.S. Federal Reserve (Fed) raised the federal funds rate, a short-term interest rate that influences Treasury bill yields, once during the period, in December 2018. As a result, Treasury bill yields were mixed during the six-month reporting period ended April 30, 2019.

Fixed income markets experienced their typical shortage of money market securities at year-end, as hedge funds and institutional investors sought to add to their exposures. Large inflows at year-end likely negatively affected the Fund’s performance during the fourth quarter of 2018. The Fund increased its exposure to short bills in early January, leaving it in a position to reinvest maturing securities as the Fed added to the supply of Treasuries, boosting yields later in the month.†

The Fund took advantage of widening spreads on two-year floating-rate Treasuries in the first quarter of 2019, bringing its previously underweight position in these securities to a normal weight. In general, the Fund has taken more heavily weighted positions in shorter-duration securities to take advantage of higher yields.†

The reporting period was marked by a negative market response to the Fed’s December rate hike. Equity markets declined and yield spreads compressed. By January, the Treasury bill yield curve inverted and it became apparent markets no longer anticipated rate hikes from the Fed, which subsequently announced a hold on rising rates. Despite market and political pressures to cut rates, the Fed has not yet shown any indication that it would do so.

The inverted yield curve made longer-term fixed-rate securities less attractive, and the halt in rate hikes suppressed yields on floating-rate securities. This dynamic resulted in overnight repurchase agreement yields outstripping the federal funds rate by 5-10 basis points (0.05%-0.10%) per day over the last months of the period.

†	Portfolio composition is subject to change.

				Average Annual				Expense
Fund Performance				Total Return (%)			Yield (%)[2]	Ratio (%)[3]
	Inception	Six	1	5	10	Since	7-Day
As of April 30, 2019	Date	Months*	Year	Year	Year	Inception	Average	Gross	Net
Class A4	5/24/01	—	—	—	—	1.08	—	0.68	0.68
Class C5	12/24/03	—	—	—	—	0.04	—	1.28	1.28
Class D	5/14/01	0.94	1.67	0.48	0.24	0.98	1.94	0.53	0.53
Class E6	7/12/16	—	—	—	—	0.37	—	0.28	0.25
Class I7	12/30/03	1.12	2.04	0.68	0.35	1.15	2.30	0.18	0.14
Intermediary Class	7/12/16	1.11	2.01	—	—	1.12	2.28	0.33	0.18
Intermediary Service Class	7/12/16	1.10	1.99	—	—	1.17	2.26	0.38	0.20
Class Y	5/11/01	1.06	1.92	0.61	0.31	1.12	2.19	0.28	0.28

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2020 for the Class E Shares, Intermediary Class Shares and Intermediary Service Class Shares.

*	Aggregate
1	The “Aaa-mf ” and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+), “strong” (A-1) or “superior” (P-1).
2	The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. Without the voluntary fee waivers/ expense reimbursements, the yields would have been 1.90%, 2.25%, 2.10%, 2.05% and 2.15% for Class D Shares, Class I Shares, Intermediary Class, Intermediary Service Class and Class Y Shares, respectively.
3	Reflects the expense ratio as reported in the prospectus dated February 28, 2019. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, and 0.20% for Class E Shares, Class I Shares, Intermediary Class Shares, and Intermediary Service Class Shares, respectively. The expense limitation shall be in effect until March 1, 2020. Additional information pertaining to the April 30, 2019 expense ratios can be found in the financial highlights.
4	Class A Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 201 days during the year ended October 31, 2014 and the entire fiscal years ended October 31, 2001 through 2013. The Class was not operational during the entire six-months ended April 30, 2019 and entire fiscal years ended October 31, 2015 through 2018. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.
5	Reflects the applicable contingent deferred sales charge, maximum of 1.00%, for returns presented. Class C Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 26 and 351 days during the years ended October 31, 2008 and 2010, respectively. The Class was operational during the entire fiscal years ended October 31, 2005, 2006, 2007 and 2009. The Class was not operational during the entire six-months ended April 30, 2019 and entire fiscal year ended October 31, 2011 through 2018. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.
6	Class E Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 112 and 283 days during the fiscal years ended October 31, 2016 and 2017, respectively. The Class was not operational during the entire six-months ended April 30, 2019 and entire fiscal year ended October 31, 2018. No return is presented for the one-year period with non-continuous operations.
7	Class I Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 13 and 280 days during the fiscal years ended October 31, 2004 and 2005, respectively. The Class was operational during the entire six-months ended April 30, 2019 and entire fiscal years ended October 31, 2006 through 2018.

HSBC FAMILY OF FUNDS	5

Portfolio Reviews
Portfolio Composition* April 30, 2019 (Unaudited)

HSBC U.S. Government Money Market Fund
Investment Allocation	Percentage of Investments at Value (%)
U.S. Government and
Government Agency
Obligations	46.7
Repurchase Agreements	43.9
Investment Companies	5.1
U.S. Treasury Obligations	4.3
Total	100.0

HSBC U.S. Treasury Money Market Fund
Investment Allocation	Percentage of Investments at Value (%)
U.S. Treasury Obligations	100.0
Total	100.0
____________________

*	Portfolio composition is subject to change.

6	HSBC FAMILY OF FUNDS

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited)

U.S. Government and Government Agency
Obligations – 48.4%

	Principal
	Amount ($)	Value ($)
Federal Farm Credit Bank — 5.6%
2.42% (US0001M - 8 bps),
06/01/2020(a)	73,000,000	72,991,955
2.45% (US0001M - 4 bps),
03/11/2020(a)	150,000,000	149,986,896
2.48% (US0001M - 1 bps),
07/20/2020(a)	75,000,000	75,000,000
2.49%, 10/16/2019(b)	40,000,000	39,537,067
2.49% (FCPR DLY - 301 bps),
06/25/2020(a)	50,000,000	50,000,000
2.50% (FCPR DLY - 300 bps),
03/22/2021(a)	50,000,000	49,990,622
2.57% (FEDL01 + 12 bps),
02/09/2021(a)	115,000,000	115,000,000
2.57% (FEDL01 + 12 bps),
02/22/2021(a)	110,000,000	110,000,000
2.59% (FCPR DLY - 292 bps),
12/17/2020(a)	50,000,000	49,995,923
		712,502,463
Federal Home Loan Bank – 39.4%
1.13%, 06/21/2019	200,000,000	199,620,957
1.63%, 05/03/2019(b)	50,000,000	49,993,222
2.19%, 05/10/2019(b)	103,520,000	103,456,951
2.30%, 05/24/2019(b)	200,100,000	199,793,180
2.35% (US0001M - 13 bps),
06/07/2019(a)	200,000,000	199,999,508
2.35%, 05/17/2019(b)	150,000,000	149,834,000
2.35%, 05/29/2019(b)	440,000,000	439,169,552
2.35% (US0003M - 23 bps),
10/28/2019(a)	100,000,000	100,000,000
2.36% (US0001M - 13 bps),
06/24/2019(a)	100,000,000	100,000,000
2.37% (US0003M - 22 bps),
01/24/2020(a)	150,000,000	150,000,000
2.37% (US0001M - 12 bps),
09/20/2019(a)	100,000,000	100,000,000
2.37%, 06/06/2019(b)	200,000,000	199,515,000
2.37%, 06/19/2019(b)	100,000,000	99,672,108
2.38%, 06/13/2019(b)	100,000,000	99,709,750
2.38% (US0003M - 22 bps),
12/23/2019(a)	200,000,000	200,000,000
2.38% (US0001M - 9 bps),
02/07/2020(a)	50,000,000	50,000,000
2.39% (US0001M - 10 bps),
10/23/2019(a)	75,000,000	75,000,000
2.40% (US0003M - 19 bps),
04/28/2020(a)	150,000,000	150,000,000
2.40%, 07/24/2019(b)	100,000,000	99,436,733
2.40% (US0003M - 20 bps),
01/02/2020(a)	100,000,000	100,000,000
2.40% (US0001M - 9 bps),
11/21/2019(a)	65,000,000	65,000,000
2.40% (US0001M - 7 bps),
02/07/2020(a)	125,000,000	125,000,000
2.41% (US0003M - 22 bps),
12/19/2019(a)	200,000,000	200,000,000
2.41% (US0001M - 7 bps),
07/25/2019(a)	100,000,000	100,000,000
2.41% (US0001M - 7 bps),
08/28/2019(a)	100,000,000	100,000,000
2.42% (US0001M - 5 bps),
01/17/2020(a)	100,000,000	100,000,000
2.43% (US0001M - 6 bps),
02/20/2020(a)	150,000,000	150,000,000
2.43% (US0001M - 6 bps),
03/12/2020(a)	50,000,000	50,000,000
2.44% (US0001M - 5 bps),
08/21/2019(a)	200,000,000	200,000,000
2.44% (US0001M - 4 bps),
08/28/2019(a)	200,000,000	200,000,000
2.44% (US0001M - 6 bps),
11/01/2019(a)	100,000,000	100,000,000
2.45% (US0001M - 3 bps),
08/04/2020(a)	150,000,000	150,000,000
2.46% (US0001M - 3 bps),
05/21/2020(a)	100,000,000	100,000,000
2.46% (US0001M - 3 bps),
04/20/2020(a)	100,000,000	100,000,000
2.47% (SOFR - 1 bps),
05/13/2019(a)	95,000,000	95,000,000
2.49% (SOFR + 1 bps),
11/13/2019(a)	95,000,000	95,000,000
2.53% (SOFR - 5 bps),
01/17/2020(a)	20,000,000	20,000,000
2.54% (SOFR - 7 bps),
11/15/2019(a)	45,000,000	45,000,000
2.60% (US0003M - 20 bps),
02/18/2020(a)	150,000,000	150,000,000
		5,010,200,961
Federal Home Loan Mortgage Corporation – 3.4%
2.36%, 05/20/2019(b)	20,000,000	19,973,780
2.43%, 06/03/2019(b)	140,000,000	139,679,533
2.47% (SOFR - 1 bps),
05/20/2019(a)	150,000,000	150,000,000
2.53%, 05/29/2020	125,000,000	125,000,000
		434,653,313
TOTAL U.S. GOVERNMENT
AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $6,157,356,737)		6,157,356,737

U.S. Treasury Obligations – 4.6%

U.S. Treasury Bills – 2.6%
2.45%, 08/29/2019(b)	200,000,000	198,366,567
2.45%, 09/05/2019(b)	125,000,000	123,921,823
		322,288,390
U.S. Treasury Notes – 2.0%
2.47% (USBMMY3M + 6 bps),
07/31/2019(a)	60,000,000	60,011,384
2.53% (USBMMY3M + 12 bps),
01/31/2021(a)	200,000,000	199,904,580
		259,915,964
TOTAL U.S. TREASURY
OBLIGATIONS
(Cost $582,204,354)		582,204,354

See notes to financial statements.	HSBC FAMILY OF FUNDS	7

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Investment Companies – 5.4%

	Shares	Value ($)
BlackRock Liquidity Funds
FedFund Portfolio, Institutional
Shares, 2.32%(c)	229,291,218	229,291,218
Dreyfus Government Cash
Management, Institutional
Shares, 2.32%(c)	251,270,684	251,270,684
Federated Government
Obligations Fund, Institutional
Shares, 2.30%(c)	201,466,480	201,466,480
TOTAL INVESTMENT
COMPANIES
(Cost $682,028,382)		682,028,382

Repurchase Agreements – 45.7%

	Principal
	Amount ($)	Value ($)
BNP Paribas, 2.40%, 5/2/19,
Purchased on 4/25/19, with
maturity value of $250,116,667,
collateralized by U.S. Treasury
Obligations, 0.00%-3.63%,
5/9/19-11/15/35, fair value
$255,000,000	250,000,000	250,000,000
BNP Paribas, 2.75%, 5/1/19,
Purchased on 4/30/19,
with maturity value of
$200,015,278, collateralized
by various U.S. Government
and Government Agency
Obligations, 0.00%- 6.45%,
11/30/19-3/20/49, fair value
$204,000,000	200,000,000	200,000,000
Citigroup Global Markets,
2.77%, 5/1/19, Purchased on
4/30/19, with maturity value
of $100,007,694, collateralized
by various U.S. Government
and Government Agency
Obligations, 0.00%-8.50%,
2/3/20-4/1/49, fair value
$102,000,000	100,000,000	100,000,000
Credit Agricole Cib NY,
2.42%, 5/15/19, Purchased
on 4/15/19, with maturity
value of $200,403,333,
collateralized by U.S. Treasury
Obligations, 2.25%-2.50%,
12/31/24-1/31/25, fair value
$204,000,052	200,000,000	200,000,000
Credit Agricole Cib NY, 2.73%,
5/1/19, Purchased on 4/30/19,
with maturity value of
$110,008,342, collateralized
by U.S. Government and
Government Agency
Obligation, 4.00%, 12/1/48, fair
value $112,200,000	110,000,000	110,000,000
Credit Agricole Cib NY, 2.46%,
5/7/19, Purchased on 4/24/19,
with maturity value of
$200,177,667, collateralized
by U.S. Treasury Obligation,
0.13%, 7/15/24, fair value
$204,000,046	200,000,000	200,000,000
Deutsche Bank Securities, Inc.,
2.74%, 5/1/19, Purchased on
4/30/19, with maturity value of
$500,038,056, collateralized
by various U.S. Government
and Government Agency
Obligations, 0.00%-4.00%,
11/15/26-2/1/49, fair value
$510,000,000	500,000,000	500,000,000
Merrill Lynch Pierce Fenner
& Smith, Inc., 2.70%,
5/1/19, Purchased on
4/30/19, with maturity
value of $100,007,500,
collateralized by U.S. Treasury
Obligations, 2.50%-2.63%,
7/15/21-5/15/24, fair value
$102,000,080	100,000,000	100,000,000
Societe’ Generale, 2.75%, 5/1/19,
Purchased on 4/30/19, with
maturity value of $800,061,111,
collateralized by various U.S.
Government and Government
Agency Obligations, 0.00%-
6.13%, 7/3/19-4/1/49, fair value
$816,000,051	800,000,000	800,000,000
Societe’ Generale, 2.73%,
5/1/19, Purchased on
4/30/19, with maturity
value of $200,015,167,
collateralized by U.S. Treasury
Obligations, 2.00%-2.50%,
10/31/22-4/30/26, fair value
$202,000,090	200,000,000	200,000,000
Societe’ Generale, 2.46%,
6/3/19, Purchased on 4/30/19,
with maturity value of
$400,929,333, collateralized
by various U.S. Government
and Government Agency
Obligations, 2.38%-5.98%,
11/25/19-4/1/49, fair value
$408,000,056	400,000,000	400,000,000
Fixed Income Clearing
Corporation, 2.75%, 5/1/19,
Purchased on 4/30/19,
with maturity value of
$2,100,160,417, collateralized
by U.S. Treasury Obligations,
2.75%, 12/31/23-2/15/26, fair
value $2,142,003,565	2,100,000,000	2,100,000,000

8	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Repurchase Agreements, continued

	Principal
	Amount ($)	Value ($)
Standard Chartered Bank,
2.75%, 5/1/19, Purchased on
4/30/19, with maturity value
of $100,007,639, collateralized
by various U.S. Treasury
Obligations, 0.00%-4.00%,
5/2/19-2/20/49, fair value
$102,000,000	100,000,000	100,000,000
Toronto Dominion Bank NY,
2.45%, 5/2/19, Purchased
on 4/25/19, with maturity
value of $200,095,278,
collateralized by U.S. Treasury
Obligations, 2.75%- 6.13%,
8/15/29-2/15/49, fair value
$204,000,086	200,000,000	200,000,000
Toronto Dominion Bank NY,
2.75%, 5/1/19, Purchased
on 4/30/19, with maturity
value of $350,026,736,
collateralized by U.S. Treasury
Obligations, 0.00%-2.54%,
4/30/21-2/15/44, fair value
$357,000,098	350,000,000	350,000,000
TOTAL REPURCHASE
AGREEMENTS (Cost
$5,810,000,000)		5,810,000,000
TOTAL INVESTMENTS
IN SECURITIES (Cost
$13,231,589,473) – 104.1%		13,231,589,473
Other Assets
(Liabilities) – (4.1)%		(524,231,002)
NET ASSETS – 100%		$12,707,358,471
____________________

(a)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on April 30, 2019. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Discount note. Rate presented represents the effective yield at time of purchase.
(c)	The rate represents the annualized one day yield that was in effect on April 30, 2019.

bps - Basis Points
FCPR DLY - Federal Reserve Bank Prime Rate Loan US
FEDL01 - Effective Federal Funds Rate
SOFR - Secured Overnight Financing Rate
USBMMY3M - 3 Month Treasury Bill Rate
US0001M - 1 Month US Dollar LIBOR
US0003M - 3 Month US Dollar LIBOR

See notes to financial statements.	HSBC FAMILY OF FUNDS	9

HSBC U.S. TREASURY MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited)

U.S. Treasury Obligations – 100.1%

	Principal
	Amount ($)	Value ($)
U.S. Treasury Bills – 75.8%
1.13%, 05/02/2019(a)	132,300,000	132,291,707
2.29%, 05/23/2019(a)	75,000,000	74,890,218
2.31%, 06/20/2019(a)	100,000,000	99,673,507
2.32%, 06/11/2019(a)	438,700,000	437,513,969
2.33%, 05/30/2019(a)	100,000,000	99,806,465
2.35%, 06/18/2019(a)	130,000,000	129,585,734
2.38%, 06/27/2019(a)	100,000,000	99,618,258
2.39%, 07/25/2019(a)	45,000,000	44,745,000
2.45%, 08/29/2019(a)	75,000,000	74,387,500
2.45%, 09/05/2019(a)	50,000,000	49,568,730
		1,242,081,088
U.S. Treasury Notes – 24.3%
2.41% (USBMMY3M), 01/31/2020(b)	72,000,000	72,002,657
2.45% (USBMMY3M + 3 bps), 04/30/2020(b)	20,000,000	20,005,306
2.46% (USBMMY3M + 4 bps), 07/31/2020(b)	50,000,000	50,000,000
2.42% (USBMMY3M + 5 bps), 10/31/2020(b)	25,000,000	24,960,822
2.42% (USBMMY3M + 5 bps), 10/31/2019(b)	44,000,000	44,015,602
2.47% (USBMMY3M + 6 bps), 07/31/2019(b)	145,000,000	145,019,239
2.53% (USBMMY3M + 12 bps), 01/31/2021(b)	45,000,000	44,968,410
		400,972,036
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,643,053,124)		1,643,053,124
TOTAL INVESTMENTS IN SECURITIES (Cost $1,643,053,124) – 100.1%		1,643,053,124
Other Assets (Liabilities) – (0.1)%		(1,280,770)
NET ASSETS – 100%		$1,641,772,354
____________________

(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)

Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on April 30, 2019. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

bps - Basis Points
USBMMY3M - 3 Month Treasury Bill Rate

10 HSBC FAMILY OF FUNDS	See notes to financial statements.

     HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2019 (Unaudited)

	HSBC U.S.	HSBC
	Government	U.S. Treasury
	Money Market	Money Market
	Fund	Fund
Assets:
Investments in securities, at value	$7,421,589,473	$1,643,053,124
Repurchase agreements, at value	5,810,000,000	—
Cash	506,209	26,620
Interest receivable	10,418,865	27,450
Prepaid expenses and other assets	166,886	54,295
Total Assets	13,242,681,433	1,643,161,489

Liabilities:
Distributions payable	8,820,358	919,497
Payable for investments purchased	524,247,267	—
Accrued expenses and other liabilities:
Investment Management	940,965	173,677
Administration	400,628	58,068
Shareholder Servicing	338,565	27,364
Accounting	5,534	4,956
Custodian fees	94,198	14,957
Professional	109,109	101,277
Transfer Agent	15,633	3,762
Trustee	2,791	2,793
Other	347,914	82,784
Total Liabilities	535,322,962	1,389,135
Net Assets	$12,707,358,471	$1,641,772,354

Composition of Net Assets:
Paid in capital	12,707,430,631	1,641,792,674
Total distributable earnings/(loss)	(72,160)	(20,320)
Net Assets	$12,707,358,471	$1,641,772,354

Net Assets:
Class A Shares	$3,013,291	$—
Class D Shares	1,609,464,851	129,674,943
Class I Shares	8,709,269,311	543,134,740
Intermediary Class Shares	103,311,875	179,636,048
Intermediary Service Class Shares	201,277,249	78,179,653
Class Y Shares	2,081,021,894	711,146,970
	$12,707,358,471	$1,641,772,354

Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	3,013,269	—
Class D Shares	1,609,281,443	129,710,827
Class I Shares	8,709,473,507	543,141,521
Intermediary Class Shares	103,312,918	179,637,050
Intermediary Service Class Shares	201,281,642	78,180,854
Class Y Shares	2,081,084,199	711,127,389

Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$1.00	$—
Class D Shares	$1.00	$1.00
Class I Shares	$1.00	$1.00
Intermediary Class Shares	$1.00	$1.00
Intermediary Service Class Shares	$1.00	$1.00
Class Y Shares	$1.00	$1.00
Investments in securities, at cost	$7,421,589,473	$1,643,053,124
Repurchase agreements, at cost	$5,810,000,000	$—
____________________

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS 11

HSBC FAMILY OF FUNDS

Statements of Operations—For the six months ended April 30, 2019 (Unaudited)

	HSBC U.S.	HSBC
	Government	U.S. Treasury
	Money Market	Money Market
	Fund	Fund
Investment Income:
Interest	$146,331,272	$21,863,034
Dividends	4,964,284	—
Total Investment Income	151,295,556	21,863,034

Expenses:
Investment Management	6,268,360	919,883
Operational Support:
Class A Shares	1,485	—
Class D Shares	807,504	89,417
Intermediary Class Shares	89,970	81,583
Intermediary Service Class Shares	70,320	31,823
Class Y Shares	939,260	387,278
Administration:
Class A Shares	573	—
Class D Shares	311,639	34,633
Class I Shares	1,680,564	127,359
Intermediary Class Shares	34,652	31,480
Intermediary Service Class Shares	27,158	12,261
Class Y Shares	362,718	149,376
Shareholder Servicing:
Class A Shares	5,941	—
Class D Shares	2,018,774	223,545
Intermediary Class Shares	44,986	40,793
Intermediary Service Class Shares	70,320	31,823
Accounting	33,320	28,443
Compliance Services	15,565	15,565
Custodian	256,100	43,115
Printing	208,027	21,863
Professional	113,204	95,814
Transfer Agent	151,911	63,330
Trustee	41,116	41,116
Registration fees	72,715	41,835
Other	450,176	114,510
Total expenses before fee and expense reductions	14,076,358	2,626,845
Fees voluntarily reduced/reimbursed by Investment Adviser	(1,506,986)	(270,284)
Fees contractually reduced/reimbursed by Investment Adviser	(406,787)	(166,191)
Fees voluntarily reduced by Administrator	(435,986)	(32,978)
Fees voluntarily reduced by Shareholder Servicing Agent	(115,307)	(72,616)
Custody earnings credits	(63,197)	(19,967)
Net Expenses	11,548,095	2,064,809

Net Investment Income	139,747,461	19,798,225

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investments in securities	7,975	10,940
Net realized/unrealized gains/(losses) on investments	7,975	10,940
Change in Net Assets Resulting from Operations	$139,755,436	$19,809,165
____________________

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

12 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC U.S. Government		HSBC U.S. Treasury
	Money Market Fund		Money Market Fund
	Six Months		Six Months
	Ended		Ended
	April 30, 2019	Year Ended	April 30, 2019	Year Ended
	(unaudited)	October 31, 2018	(unaudited)	October 31, 2018
Investment Activities:
Operations:
Net investment income	$139,747,461	$152,355,965	$19,798,225	$27,424,968
Net realized gains/(losses) from investments	7,975	(101,139)	10,940	(28,378)
Change in net assets resulting from operations	139,755,436	152,254,826	19,809,165	27,396,590
Distributions to shareholders:
Class A Shares	(26,451)	(24,470)	—	—
Class D Shares	(15,562,465)	(19,666,401)	(1,656,479)	(2,460,655)
Class I Shares	(100,137,882)	(103,412,452)	(7,370,772)	(9,224,480)
Intermediary Class Shares	(2,034,830)	(2,755,565)	(1,809,600)	(1,806,276)
Intermediary Service Class Shares	(1,563,556)	(1,548,121)	(702,631)	(662,873)
Class Y Shares	(20,422,175)	(24,958,653)	(8,258,664)	(13,271,641)
Change in net assets resulting from
distributions to shareholders	(139,747,359)	(152,365,662)	(19,798,146)	(27,425,925)

Change in net assets resulting from
capital transactions	2,548,767,289	(1,821,073,641)	(293,197,062)	(307,254,231)
Change in net assets	2,548,775,366	(1,821,184,477)	(293,186,043)	(307,283,566)

Net Assets:
Beginning of period	10,158,583,105	11,979,767,582	1,934,958,397	2,242,241,963
End of period	$12,707,358,471	$10,158,583,105	$1,641,772,354	$1,934,958,397

CAPITAL TRANSACTIONS*:
Class A Shares
Proceeds from shares issued	$693,912	$1,420,071	$—	$—
Dividends reinvested	26,451	24,437	—	—
Value of shares redeemed	(435,324)	(714,565)	—	—
Class A Shares capital transactions	285,039	729,943	—	—

Class D Shares
Proceeds from shares issued	1,569,897,498	3,738,220,266	945,892,378	1,080,459,039
Dividends reinvested	11,604,108	13,844,262	1,461,050	1,712,324
Value of shares redeemed	(1,620,263,286)	(3,749,041,777)	(1,125,815,714)	(1,031,094,573)
Class D Shares capital transactions	(38,761,680)	3,022,751	(178,462,286)	51,076,790

Class I Shares
Proceeds from shares issued	81,413,699,605	108,881,275,893	2,989,454,920	7,277,473,790
Dividends reinvested	43,542,684	45,087,744	3,481,390	4,029,375
Value of shares redeemed	(79,148,682,548)	(110,379,050,672)	(3,157,609,858)	(7,435,633,995)
Class I Shares capital transactions	2,308,559,741	(1,452,687,035)	(164,673,548)	(154,130,830)

Intermediary Class Shares
Proceeds from shares issued	529,462,810	1,294,482,655	185,313,166	312,385,011
Dividends reinvested	153,284	274,502	9	15
Value of shares redeemed	(590,386,603)	(1,150,368,774)	(175,504,755)	(142,557,401)
Intermediary Class Shares capital transactions	(60,770,509)	144,388,383	9,808,420	169,827,625

Intermediary Service Class Shares
Proceeds from shares issued	731,650,955	1,719,925,638	41,917,142	65,384,844
Dividends reinvested	758,452	522,793	380,577	326,427
Value of shares redeemed	(716,053,238)	(1,592,568,189)	(15,338,223)	(36,505,552)
Intermediary Service Class Shares
capital transactions	16,356,169	127,880,242	26,959,496	29,205,719

Class Y Shares
Proceeds from shares issued	6,952,254,735	9,462,774,658	1,125,040,743	1,764,679,669
Dividends reinvested	19,670,583	23,299,512	8,000,566	12,937,171
Value of shares redeemed	(6,648,826,789)	(10,130,482,095)	(1,119,870,453)	(2,180,850,375)
Class Y Shares capital transactions	323,098,529	(644,407,925)	13,170,856	(403,233,535)
Change in net assets resulting from
capital transactions	$2,548,767,289	$(1,821,073,641)	$(293,197,062)	$(307,254,231)
____________________

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.
* Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.	HSBC FAMILY OF FUNDS 13

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
			Net
			Realized and										Ratio of
			Unrealized			Net		Net		Net		Ratio of Net	Expenses
	Net Asset		Gains			Realized		Asset		Assets	Ratio of Net	Investment	to Average
	Value,	Net	(Losses)	Total from	Net	Gains from		Value,		at End	Expenses to	Income to	Net Assets
	Beginning	Investment	from	Investment	Investment	Investment	Total	End of	Total	of Period	Average Net	Average Net	(Excluding Fee
	of Period	Income	Investments	Activities	Income	Transactions	Distributions	Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)
CLASS A SHARES
Six Months Ended
April 30, 2019 (unaudited)	$1.00	$0.01	$—	$0.01	$(0.01)	$—	$(0.01)	$1.00	0.89%	$3,013	0.63%	1.78%	0.66%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.05%	2,728	0.63%	1.08%	0.65%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.22%	1,998	0.59%	0.23%	0.68%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.02%	1,720	0.34%	0.02%	0.69%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	0.03%	929	0.08%	0.03%	0.69%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%	154	0.07%	0.02%	0.69%
CLASS D SHARES
Six Months Ended
April 30, 2019 (unaudited)	$1.00	$0.01	—	$0.01	$(0.01)	—	$(0.01)	$1.00	0.96%	$1,609,465	0.48%	1.93%	0.51%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.20%	1,648,226	0.48%	1.19%	0.51%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.34%	1,645,222	0.47%	0.32%	0.54%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.02%	1,949,225	0.34%	0.02%	0.54%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	0.03%	888,084	0.07%	0.03%	0.53%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%	727,290	0.06%	0.02%	0.54%
CLASS E SHARES
October 31, 2016 through
August 10, 2017(c)	$1.00	—	—	—	—	—	—	$1.00	0.26%	$—	0.23%	0.33%	0.29%
July 12, 2016(d) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.11%	2	0.06%	0.32%	0.31%
CLASS I SHARES
Six Months Ended
April 30, 2019 (unaudited)	$1.00	$0.01	—	$0.01	$(0.01)	—	$(0.01)	$1.00	1.14%	$8,709,269	0.12%	2.30%	0.16%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.57%	6,400,700	0.12%	1.52%	0.16%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.69%	7,853,457	0.12%	0.71%	0.18%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.21%	4,687,197	0.14%	0.23%	0.19%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	0.03%	1,589,264	0.07%	0.03%	0.18%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%	1,411,088	0.06%	0.02%	0.19%
INTERMEDIARY CLASS SHARES
Six Months Ended
April 30, 2019 (unaudited)	$1.00	$0.01	—	$0.01	$(0.01)	—	$(0.01)	$1.00	1.12%	$103,312	0.16%	2.26%	0.31%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.52%	164,082	0.16%	1.57%	0.31%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.63%	19,694	0.18%	0.65%	0.33%
July 12, 2016(d) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.11%	10,121	0.18%	0.26%	0.37%

14 FUNDS OF FAMILY HSBC	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Financial Highlights (continued)

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(b)
INTERMEDIARY SERVICE
CLASS SHARES
Six Months Ended
April 30, 2019 (unaudited)	$1.00	$0.01	—	$0.01	$(0.01)	—	$(0.01)	$1.00	1.11%	$201,277	0.18%	2.22%	0.36%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.50%	184,921	0.18%	1.70%	0.36%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.61%	57,042	0.20%	0.63%	0.39%
July 12, 2016(d) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.10%	5,003	0.18%	0.22%	0.42%
CLASS Y SHARES
Six Months Ended
April 30, 2019 (unaudited)	$1.00	$0.01	—	$0.01	$(0.01)	—	$(0.01)	$1.00	1.09%	$2,081,022	0.23%	2.17%	0.26%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.45%	1,757,925	0.23%	1.43%	0.26%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.58%	2,402,354	0.23%	0.53%	0.29%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.12%	3,891,299	0.23%	0.11%	0.28%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	0.03%	3,779,595	0.07%	0.03%	0.28%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%	3,458,399	0.06%	0.02%	0.29%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Closed operations on August 10, 2017.
(d)	Commencement of operations on July 12, 2016.
Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	15

HSBC U.S. TREASURY MONEY MARKET FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(b)
CLASS A SHARES
Year Ended October 31, 2014(c)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	—%	$—	—%	—%	—%
CLASS D SHARES
Six Months Ended
April 30, 2019 (unaudited)	$1.00	$0.01	$—	$0.01	$(0.01)	$—	$(0.01)	$1.00	0.94%	$129,675	0.50%	1.85%	0.54%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.17%	308,136	0.50%	1.12%	0.53%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.29%	257,062	0.49%	0.28%	0.55%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	—%	214,041	0.28%	—%	0.55%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	—%	280,032	0.06%	—%	0.54%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.01%	638,939	0.06%	—%	0.54%
CLASS E SHARES
October 31, 2016 through
August 10, 2017(d)	$1.00	—	—	—	—	—	—	$1.00	0.29%	$—	0.25%	0.37%	0.29%
July 12, 2016(e) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.11%	1	—%	0.37%	0.33%
CLASS I SHARES
Six Months Ended
April 30, 2019 (unaudited)	$1.00	$0.01	—	$0.01	$(0.01)	—	$(0.01)	$1.00	1.12%	$543,135	0.14%	2.24%	0.19%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.54%	707,804	0.14%	1.53%	0.18%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.64%	861,944	0.14%	0.65%	0.19%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.13%	346,399	0.16%	0.13%	0.20%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	—%	384,363	0.05%	—%	0.19%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.01%	263,714	0.06%	0.01%	0.19%
INTERMEDIARY CLASS SHARES
Six Months Ended
April 30, 2019 (unaudited)	$1.00	$0.01	—	$0.01	$(0.01)	—	$(0.01)	$1.00	1.11%	$179,636	0.16%	2.22%	0.34%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.49%	169,827	0.16%	1.54%	0.33%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.44%	1	0.18%	0.44%	0.34%
July 12, 2016(d) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.11%	1	—%	0.37%	0.38%
INTERMEDIARY SERVICE
CLASS SHARES
Six Months Ended
April 30, 2019 (unaudited)	$1.00	$0.01	—	$0.01	$(0.01)	—	$(0.01)	$1.00	1.10%	$78,180	0.18%	2.21%	0.39%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.49%	51,220	0.18%	1.54%	0.38%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.58%	22,016	0.20%	0.58%	0.40%
July 12, 2016(d) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.10%	18,108	0.20%	0.14%	0.48%
16	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. TREASURY MONEY MARKET FUND
Financial Highlights

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(b)
CLASS Y SHARES
Six Months Ended
April 30, 2019 (unaudited)	$1.00	$0.01	—	$0.01	$(0.01)	—	$(0.01)	$1.00	1.06%	$711,147	0.25%	2.13%	0.29%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.43%	697,972	0.25%	1.37%	0.28%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.53%	1,101,219	0.25%	0.56%	0.29%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.04%	697,866	0.25%	0.04%	0.30%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	—%	763,473	0.06%	—%	0.29%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.01%	956,312	0.06%	0.01%	0.29%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges. (b) Annualized for periods less than one year.
(c)

Class A Shares were operational during a portion of the year only. Amounts reflect performance for a period of time the class had operations, which was 201 days during the period. The net asset value reflected represents the last day the class had operations.

(d)	Closed operations on August 10, 2017.
(e)	Commencement of operations on July 12, 2016.
Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	17

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited)

1. Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2019, the Trust is composed of 10 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following two funds (individually a “Fund”, collectively the “Funds”) of the Trust:

Fund	Short Name
HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund

HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund

Both of the Funds are diversified funds. Financial statements for all other funds of the Trust are published separately.

Both of the Funds are government money market funds (as defined in Rule 2a-7) and seek to maintain a stable net asset value (“NAV”) of $1.00 per share, although it is possible to lose money by investing in the Funds. The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each of the Funds has eight classes of shares: Class A Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares, Intermediary Class Shares, Intermediary Service Class Shares and Class Y Shares. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. Class C Shares are not offered for sale, but are offered as an exchange option for Class C shareholders of the Trust’s other funds. No sales charges are assessed with respect to Class A, Class D, Class E, Class I, Intermediary Class, Intermediary Service Class or Class Y Shares of the Funds. Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges.

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

18	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

Securities Valuation:

Investments of the Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, provided that certain conditions are met. Generally, amortized cost approximates fair value. Investments in other money market funds are priced at NAV as reported by such investment companies. Repurchase agreements are valued at original cost. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

Restricted Securities:

The Funds may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser (as defined in Note 4) based on procedures established by the Board of Trustees (the “Board”). Therefore, not all restricted securities are considered illiquid. To the extent that a Fund purchases securities that are restricted as to resale or for which current market quotations are not available, such securities will be valued based upon all relevant factors as outlined in Securities and Exchange Commission (“SEC”) Financial Reporting Release No. 1. Disposal of restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. At April 30, 2019, there were no restricted securities held by the Funds.

Repurchase Agreements:

The U.S. Government Money Market Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Government Money Market Fund may also enter into a repurchase agreement with the Federal Reserve Bank of New York, the Fixed Income Clearing Corporation, or certain couterparties approved by the Adviser (as defined below). The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations under adverse market conditions. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/ Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There is potential for loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

HSBC FAMILY OF FUNDS	19

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

Cash:

Cash is held in deposit accounts at the Funds’ custodian bank, The Northern Trust Company (“Custodian”), and is a significant portion of the net assets, which may exceed the amount insured by the Federal Deposit Insurance Corporation (“FDIC”). To the extent that such balances exceed FDIC insurance limits, the Funds are subject to the creditworthiness of the Custodian.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared daily and distributed monthly from each Fund. Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company’’ under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

20	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

Investments of the Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Funds can be expected to vary with changes in prevailing interest rates.

Investments in other money market funds are priced at NAV as reported by such money market funds and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of April 30, 2019 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Fund.

U.S. Government Money Market Fund

Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Government and
Government Agency Obligations	—	6,157,356,737	—	6,157,356,737
U.S. Treasury Obligations	—	582,204,354	—	582,204,354
Investment Companies	682,028,382	—	—	682,028,382
Repurchase Agreements	—	5,810,000,000	—	5,810,000,000
Total Investment Securities	682,028,382	12,549,561,091	—	13,231,589,473

U.S. Treasury Money Market Fund

Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Treasury Obligations	—	1,643,053,124	—	1,643,053,124
Total Investment Securities	—	1,643,053,124	—	1,643,053,124

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Funds. As Investment Adviser, HSBC manages the investments of the Funds and continuously reviews, supervises and administers the Funds’ investments pursuant to an Investment Advisory Contract. For its services in this capacity, HSBC receives a fee from each Fund, accrued daily and paid monthly, based on the average daily net assets of each respective Fund, at an annual rate of 0.10%.

HSBC also provides operational support services to the Funds pursuant to an Operational Support Services Agreement in connection with the operation of certain classes of shares of the Funds. For its services in this capacity, HSBC is entitled to receive a fee, accrued daily and paid monthly, based on the average daily net assets of Class A Shares, Class C Shares, Class D Shares, Intermediary Class Shares, Intermediary Service Class Shares and Class Y Shares, at an annual rate of 0.10%.

HSBC has entered into agreements with certain financial intermediaries (the “Servicers”) to provide recordkeeping, reporting and processing services to the Funds. The Servicers are paid by the Investment Adviser, and not by the Funds, for these services. Since these fees are paid for by the Investment Adviser, they do not represent an additional charge to the Funds or their shareholders and are not reflected in the Funds’ expenses.

HSBC FAMILY OF FUNDS	21

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Administration Services Agreement, HSBC receives from the Funds (as well as other funds in the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trust. For the six-month period ended April 30, 2019, the effective annualized rate was 0.038%, prior to any fee waivers or expense reimbursements, based on the average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust, subject to certain allocations in cases where one fund invests some or all of its assets in another fund.

Pursuant to a Sub-Administration Services Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trust’s Sub-Administrator. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth below:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Under a Services Agreement between the Trust and Citi (the “Services Agreement”), Citi makes an individual available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the Services Agreement, the Trust paid Citi $156,958 for the six-month period ended April 30, 2019, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

In addition, Citi provides fund accounting services for each Fund under the Services Agreement. As fund accountant, Citi receives an annual fee per Fund and share class, subject to certain minimums and reimbursements of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services and money market fund reporting services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside”) serves the Trust as Distributor (the “Distributor”). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00% and 0.25% of the average daily net assets of Class A Shares (currently not being charged), Class C Shares (currently charging 0.75%) and Class D Shares (currently not being charged) of the Funds, respectively. For the six-month period ended April 30, 2019, Foreside, as Distributor, also received $20 in commissions from sales of the Trust.

Expenses reduced during the six-month period ended April 30, 2019 are reflected on the Statements of Operations as “Fees voluntarily reduced by Distributor”, as applicable.

22	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents (which includes HSBC and its affiliates) for providing various shareholder services. As disclosed in the Statements of Operations, for the current fiscal period certain amounts of the Shareholder Servicing Fees have been waived by those shareholder servicing agents, including HSBC and its affiliates. Expenses reduced during the six-month period ended April 30, 2019 are reflected on the Statements of Operations as “Fees voluntarily reduced by Shareholder Servicing Agent.” For performing these services, the shareholder servicing agents are entitled to receive a fee that is computed daily and paid monthly up to the following:

Share Class	Fee Rate(%)
Class A Shares	0.60%*
Class C Shares	0.25%
Class D Shares	0.25%
Class E Shares	0.10%
Intermediary Class Shares	0.05%
Intermediary Service Class Shares	0.10%
____________________

*	Currently charging 0.40%

The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed, in the aggregate, the following:

Share Class	Fee Rate(%)
Class A Shares	0.60%
Class C Shares	1.00%
Class D Shares	0.25%
Class E Shares	0.10%
Intermediary Class Shares	0.05%
Intermediary Service Class Shares	0.10%

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Transfer Agency:

DST Asset Manager Solutions, Inc. (“DST”) provides transfer agency services for each Fund. As transfer agent, DST receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

HSBC FAMILY OF FUNDS	23

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board. The Independent Trustees also receive a fee for each regular, special in-person, and telephonic meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statements of Operations.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2020 the total annual expenses of certain classes of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to each Fund’s investments in investment companies, as applicable. The applicable classes of each Fund have their own expense limitations based on the average daily net assets for any full fiscal year as follows:

		Contractual
		Expense
Fund	Class	Limitations(%)
U.S. Government Money Market Fund	E	0.25
U.S. Government Money Market Fund	I	0.14 *
U.S. Government Money Market Fund	Intermediary Shares	0.18
U.S. Government Money Market Fund	Intermediary Service
	Class Shares	0.20
U.S. Treasury Money Market Fund	E	0.25
U.S. Treasury Money Market Fund	I	0.14 *
U.S. Treasury Money Market Fund	Intermediary Shares	0.18
U.S. Treasury Money Market Fund	Intermediary Service
	Class Shares	0.20
____________________

*	Effective February 28, 2019. Prior to February 28, 2019 the contractual expense limitation was 0.20%.

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. As of April 30, 2019, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through:
Fund	2021($)	2022($)	Total ($)
U.S. Government Money Market Fund	195,009	406,787	601,796
U.S. Treasury Money Market Fund	147,166	166,191	572,978

The Administrator and Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/reimbursed by the Investment Adviser, Administrator and  Citi as Sub-Administrator are reported separately on the Statements of Operations, as applicable.

24	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

During the six-month period ended April 30, 2019, the following amounts of expenses were voluntarily and contractually waived:

							Intermediary
	Class A	Class D	Class E	Class I	Class Y	Intermediary	Service	Total
Fund	($)	($)	($)	($)	($)	Class ($)	Class ($)	($)
U.S. Government Money Market Fund	432	235,457	—	1,695,225	274,404	133,410	126,138	2,465,066
U.S. Treasury Money Market Fund	—	32,406	—	155,145	144,068	144,460	65,990	542,069

The Funds have entered into an arrangement with their Custodian whereby credits realized as a result of uninvested cash balances are used to reduce the Custodian’s expenses. Expenses reduced during the six-month period ended April 30, 2019 are reflected on the Statements of Operations as “Custody earnings credits,” as applicable.

Overdraft Facility:

The Funds have entered into an arrangement with the Custodian  whereby an uncommitted, secured overdraft facility is made available to meet unanticipated end-of-day liquidity needs of the Funds which cannot be fulfilled by trading activities. The interest rate on overdraft amounts is calculated at an annual rate of 0.50% plus the Federal Funds Rate. The overdraft facility is limited to $750,000,000 and $50,000,000 for the U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund, respectively. As of April 30, 2019, the Funds did not have any overdrafts outstanding. Fees incurred during the six-month period ended April 30, 2019 by the Funds on overdrafts are reflected on the Statements of Operations within the “Custodian” expenses, and were as follows:

U.S. Government Money Market Fund	$18,400
U.S. Treasury Money Market Fund	$15

5. Federal Income Tax Information:

At April 30, 2019, the cost basis of  investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)
U.S. Government Money Market Fund	13,231,589,473	—	—	—
U.S. Treasury Money Market Fund	1,643,053,124	—	—	—

The tax character of distributions paid by the Funds for the tax year ended October 31, 2018, was as follows:

	Distributions paid from
		Net	Total
		Long Term	Taxable	Total
	Ordinary	Capital	Distributions	Distributions
	Income ($)	Gains ($)	($)	Paid ($)(1)
U.S. Government Money Market Fund	150,216,85	12,281	150,229,135	150,229,135
U.S. Treasury Money Market Fund	26,994,417	—	26,994,417	26,994,417
     ____________________

(1)	Total distributions paid may differ from the amount reported in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

HSBC FAMILY OF FUNDS	25

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

As of the tax year ended October 31, 2018, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

				Accumulated
				Capital and	Unrealized	Total
	Undistributed			Other	Appreciation/	Accumulated
	Ordinary	Accumulated	Distributions	Losses	(Depreciation)	Earnings/
	Income ($)	Earnings ($)	Payable ($)	($)	($)	(Deficit) ($)
U.S. Government Money
Market Fund	5,977,656	5,977,656	(5,956,754)	(101,139)	—	(80,237)
U.S. Treasury Money
Market Fund	818,990	818,990	(815,432)	(34,897)	—	(31,339)

As of the tax year ended October 31, 2018, the Funds have net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

Short Term
Amount ($)
U.S. Government Money Market Fund	101,139
U.S. Treasury Money Market Fund	34,897

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the tax year ended October 31, 2018, the Funds had no deferred losses.

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss, and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash losses and post-October loss deferrals) do not require reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

6. Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well  as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

26	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

	Number of shareholders		Number of
	with ownership of		shareholders with
	voting securities of the		ownership of voting
	Portfolio greater than		securities of the	% owned in
	10% and less than 25%	% owned in	Portfolio greater	aggregate by
	of the total Portfolio’s	aggregate	than 25% of the total	greater
	outstanding voting	by 10% - 25%	Portfolio’s outstanding	than 25%
Fund	securities	shareholders	voting securities	shareholders
U.S. Government Money Market Fund	3	47% (a)	—	—
U.S. Treasury Money Market Fund	—	—	1	58% (b)
____________________

(a)	20% owned by the Investment Adviser or an affiliate
(b)	58% owned by the Investment Adviser or an affiliate

7. Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of April 30, 2019.

HSBC FAMILY OF FUNDS	27

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trust (each, a “Fund”) and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

The Independent Trustees met separately on November 9, 2018 (in person), and the Board met on December 12-13, 2018 (in person) (each, a “Meeting,” and together, the “Meetings”) to consider, among other matters, the approval of the continuation of the: (i) Investment Advisory Contract and related Supplements (“Advisory Contracts”) between the Trust and the Adviser and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) on behalf of one or more of the Funds.

Prior to the Meetings, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser and certain of the Sub-Advisers; (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers; (ix) regulatory developments, including rulemaking initiatives of the U.S. Securities and Exchange Commission (“SEC”); and (x) other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements.

The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including during the November 9, 2018 Meeting. During the November 9, 2018 Meeting and prior to voting to continue the Agreements, the Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the Meetings; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trust’s arrangements with the unaffiliated Sub-Adviser to the Trust, Westfield Capital Management Company, LP (“Westfield”); (iv) the Trust’s arrangements with the affiliated Sub-Advisers to the Trust, HSBC Global Asset Management (UK) Limited, HSBC Global Asset Management (France) Limited and HSBC Global Asset Management (Hong Kong) Limited; (v) the fees paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operational Support Services Agreement, and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (vi) regulatory considerations; (vii) the Adviser’s multi-manager function and the level of oversight services provided to the HSBC Opportunity Portfolio; (viii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (ix) the Adviser’s profitability and direct and indirect expenses; (x) a presentation by the Adviser’s Global Chief Investment Officer of Fixed Income regarding the strategy and outlook of the HSBC Emerging Markets Debt Fund, the HSBC Global High Yield Bond Fund and HSBC Global High Income Bond Fund; and (xi) additional information provided by the Adviser at the request of the Independent Trustees, following the November 9, 2018 Meeting.

28	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

In addition, the Board took into consideration its overall experience with the Adviser and the Sub-Advisers, and its experience with them during the prior year, as well as information contained in the various written and oral reports provided to the Board, including but not limited to quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and certain of the Sub-Advisers. As a result of this process, at the in-person meeting held on December 12-13, 2018, the Board unanimously agreed to approve the continuation of the Agreements with respect to each Fund. The Board reviewed materials and made their respective determinations on a Fund-by-Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided (or to be provided) by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the assets of the HSBC Family of Funds; (iv) the Adviser’s ongoing commitment to implement rulemaking initiatives of the SEC, including the SEC’s liquidity risk management and data modernization rules and rule amendments; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel; and (vi) the support, in terms of personnel, allocated by the Adviser to the Funds.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s plans for increasing the competitive yield for the Money Market Funds, as previously discussed with the Board. Also, the Board considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Advisers provide (or will provide) to their respective Funds. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Advisers supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Advisers.

In the context of the HSBC Opportunity Portfolio, the Board discussed Fund expenses, including the sub-advisory fees paid to Westfield, recent performance, recent performance as compared to the competitive peers of the HSBC Opportunity Portfolio, Westfield’s efforts to obtain best execution, and volatility information.

In the context of the HSBC Emerging Markets Debt Fund, HSBC Frontier Markets Fund, HSBC Asia ex-Japan Smaller Companies Equity Fund, HSBC Global High Yield Bond Fund, and HSBC Global High Income Bond Fund, the Board evaluated each Fund’s performance against the comparative data provided by Strategic Insight. The Independent Trustees also considered the Adviser’s commentary on this comparative data.

The Board also considered each Fund’s current expense ratios compared to its peers, and the current asset size of each Fund. In addition, with respect to the HSBC Frontier Markets Fund, the Board considered the changes to the Fund’s contractual expense limits which reduced the total annual operating expenses of each share class of the Fund.

HSBC FAMILY OF FUNDS	29

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance, and that the returns of the Funds were similar to their competitors.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Advisers.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Advisers, as available; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Opportunity Portfolio, the Board considered the sub-advisory fee structures, and any applicable breakpoints. In addition, the Board discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the Sub-Advisers pursuant to the Sub-Advisory Contracts. The Board also considered information on profitability where provided by the Sub-Advisers.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the Meeting (including a separate unanimous vote of the Independent Trustees present in person at the Meeting) approved the continuation of each Agreement.

30	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2019 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare the cost with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 through April 30, 2019.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/2018	4/30/2019	11/1/18 - 4/30/19	11/1/18 - 4/30/19
U.S. Government Money
Market Fund	Class A Shares	$1,000.00	$1,006.60	$3.19	0.63%
	Class D Shares	1,000.00	1,007.40	2.43	0.48%
	Class I Shares	1,000.00	1,009.20	0.61	0.12%
	Intermediary
	Class Shares	1,000.00	1,009.00	0.81	0.16%
	Intermediary
	Service
	Class Shares	1,000.00	1,008.90	0.91	0.18%
	Class Y Shares	1,000.00	1,008.60	1.16	0.23%

U.S. Treasury Money
Market Fund	Class D Shares	1,000.00	1,007.30	2.53	0.50%
	Class I Shares	1,000.00	1,009.10	0.71	0.14%
	Intermediary
	Class Shares	1,000.00	1,009.00	0.81	0.16%
	Intermediary
	Service
	Class Shares	1,000.00	1,008.90	0.91	0.18%
	Class Y Shares	1,000.00	1,008.50	1.27	0.25%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

HSBC FAMILY OF FUNDS	31

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2019 (Unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/2018	4/30/2019	11/1/18 - 4/30/19	11/1/18 - 4/30/19
U.S. Government Money
Market Fund	Class A Shares	$1,000.00	$1,022.03	$3.21	0.63%
	Class D Shares	1,000.00	1,022.79	2.45	0.48%
	Class I Shares	1,000.00	1,024.60	0.61	0.12%
	Intermediary
	Class Shares	1,000.00	1,024.40	0.82	0.16%
	Intermediary
	Service
	Class Shares	1,000.00	1,024.30	0.92	0.18%
	Class Y Shares	1,000.00	1,024.05	1.17	0.23%

U.S. Treasury Money
Market Fund	Class D Shares	1,000.00	1,022.68	2.55	0.50%
	Class I Shares	1,000.00	1,024.50	0.71	0.14%
	Intermediary
	Class Shares	1,000.00	1,024.40	0.82	0.16%
	Intermediary
	Service
	Class Shares	1,000.00	1,024.30	0.92	0.18%
	Class Y Shares	1,000.00	1,023.95	1.28	0.25%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

32	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Other Information (Unaudited)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC FAMILY OF FUNDS	33

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue New York, NY 10018

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients:
HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders:

HSBC Funds
P.O. Box 8106
Boston, MA 02266-8106
1-800-782-8183

TRANSFER AGENT

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive Quincy,
MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.investorfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-MMF-0619	06/19

HSBC Funds

Semi-Annual Report
April 30, 2019

EQUITY FUNDS	Class A	Class B	Class C	Class I
HSBC Opportunity Fund	HSOAX	HOPBX	HOPCX	RESCX
HSBC Frontier Markets Fund	HSFAX	—	—	HSFIX
HSBC Asia ex-Japan Smaller Companies Equity Fund	HAJAX	—	—	HAJIX

HSBC Family of Funds
Semi-Annual Report - April 30, 2019

Glossary of Terms	2
Commentary From the Investment Manager	3
Portfolio Reviews	4
Portfolio Composition	10

Schedule of Portfolio Investments

HSBC Frontier Markets Fund	11
HSBC Asia ex-Japan Smaller Companies Equity Fund	13
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	21
Notes to Financial Statements	25
Table of Shareholder Expenses	37

HSBC Opportunity Portfolio

Portfolio Composition	39

Schedule of Portfolio Investments

HSBC Opportunity Portfolio	40
Statement of Assets and Liabilities	42
Statement of Operations	43
Statement of Changes in Net Assets	44
Financial Highlights	45
Notes to Financial Statements	46
Investment Adviser Contract Approval	51
Table of Shareholder Expenses	54
Other Information	55

Glossary of Terms

Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole. Beta is used in the capital asset pricing model, which calculates the expected return of an asset based on its beta and expected market returns.

Bloomberg Barclays Global Aggregate Index is an index that is the measure of the global investment-grade debt from 24 local currency markets, which include treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

G20 (or Group of Twenty) is an international forum for the governments and central bank governors from 19 countries and the European Union. The heads of the G20 nations met semi-annually at G20 summits between 2009 and 2010.

J.P. Morgan Emerging Markets Bond Index Global is an index which tracks returns for USD-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds, and local market instruments.

MSCI All Country Asia ex Japan Small Cap Index is an equity index which captures the small-cap representation across 2 of 3 developed markets countries (excluding Japan) and 9 emerging markets countries in Asia.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across 21 developed markets countries, excluding the U.S. and Canada.

MSCI Emerging Markets Index is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets.

MSCI Frontier Markets Index is an equity index which captures large- and mid-cap representation across 29 frontiers markets countries.

MSCI Select Frontier and Emerging Markets Capped Index is a version of the MSCI Frontier Index (capped) that raises the initial cap of the 6 “cross-over” countries to 30% and includes Qatar and United Arab Emirates.

Purchasing Managers’ Index (“PMI”) is an indicator of the economic health of the manufacturing sector. The PMI is based on five major indicators: new orders, inventory levels, production, supplier deliveries, and the employment environment.

Russell 2000® Index is an index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2500TM Growth Index is an index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Standard & Poor’s 500 (“S&P 500”) Index is an index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2	HSBC FAMILY OF FUNDS

Commentary From the Investment Manager (Unaudited)
HSBC Global Asset Management (USA) Inc.

Global Economic Review

Global economic volatility characterized the six-month period between November 1, 2018 and April 30, 2019. Economic growth in the U.S. offset declines in other major developed economies, as global manufacturing weakened overall during the period despite a temporary rebound in March. Global equities showed growth toward the end of the period and a more dovish monetary policy outlook produced a significant recovery in risk assets in the first quarter of 2019.

Global equity markets posted sharp declines in the final months of 2018, driven by manufacturing concerns in the eurozone and fears of a recession in the U.S. Despite strong global growth and continued economic growth in the U.S., slowdowns in the eurozone, Japan and many emerging markets heightened investor concerns. A flattening U.S. yield curve late in 2018 added to these concerns despite strong macroeconomic and corporate fundamentals in the U.S.

Investor confidence returned in early 2019, in part due to easing monetary policy in the U.S. and China. China led the schedule in early January with its decision to loosen its monetary policy in early 2019. Meanwhile, the U.S. Federal Reserve (the Fed) pivoted to a dovish stance in January after raising rates in December, signaling an end to rate hikes for the near future. Renewed investor appetite for risk found additional support from the U.S. economy’s positive fundamentals, helping to drive robust gains in U.S. equity markets for the remainder of the period. Most major market indices in developed and emerging markets produced positive returns over the six-month period under review.

In March 2019, the U.S. yield curve became inverted, triggering recession concerns. This inversion was limited to a narrow section of the yield curve and was to a lesser degree than inversions seen prior to the last three recessions. To some analysts, this suggested the possibility of a cyclical slowdown rather than a full-blown recession.

U.S. gross domestic product (GDP)1 grew at a rate of 2.2% in the fourth quarter of 2018. A preliminary estimate puts GDP growth at 3.2% for the first quarter of 2019. The U.S. labor market remained tight throughout the period as the unemployment rate dropped to 3.6% in April, its lowest point since 2000. Wage growth fell moderately from December through March before recovering slightly in April.

The eurozone entered the period in the third month of a slowdown which extended throughout the period. Concerns about the health of the German manufacturing sector rose on the back of weak factory orders and Purchasing Managers’ Index1 data. However, by the end of the period, German manufacturing showed signs of resilience. The attenuated negotiations over the United Kingdom’s exit from the eurozone (commonly referred to as Brexit) continue to weigh on UK economic performance, as “no-deal,” “deal” or “no Brexit” options all remain on the table. This has generated a great deal of uncertainty for businesses and investors alike. The extent of the impact of Brexit in the UK and in global markets as well as any associated adverse consequences remain unclear. Despite the eurozone’s economic underperformance during the period, labor markets remained strong.

Between December and February, Japan’s cyclical indicators all fell to their lowest levels since early 2016, before bouncing back slightly in March. Soft global trade has weighed on the country’s economy due to its exposure to China. The metrics used by the Bank of Japan to assess underlying inflation trends have weakened since the beginning of 2018, but inflation has remained low due to demographics and behavioral biases among consumers and businesses.

China’s economy faced softness due to macroeconomic headwinds through the first part of the period, as manufacturing export and domestic orders deteriorated and industrial profits fell. A rebound in the manufacturing sector drove a broad-based recovery in March, but the gap between new domestic and export orders remains wide. Changing prospects of a trade deal between the U.S. and China have also caused sentiment to fluctuate within the Chinese manufacturing sector.

Overall, emerging market returns have been relatively strong since early December 2018, with manufacturing sectors in some markets, particularly Asia, showing a rise in new orders. Semiconductor exports out of Korea and Taiwan showed signs of stabilization in March after deteriorating significantly from the fourth quarter of 2018 through February 2019.

Market review

Global equity markets generally did relatively well for the period, with MSCI Emerging Markets Index1 returning 13.90% during the period. The MSCI EAFE Index1 of developed market international stocks produced a 7.73% return. U.S. stocks generally outperformed international markets during the period.

U.S. equities experienced volatility during the period under review, but ultimately ended the period higher. Declines at the beginning of the period accelerated following the Fed’s rate hike in December, before rebounding in the final days of 2018 and recovering steadily through the end of the period. The S&P 500 Index1 of large company stocks returned 9.76% during the six-month period, outpacing the Russell 2000® Index1 of small and mid-sized company stocks, which rose 6.06% during the period.

Global fixed income markets generally did well on the back of looser monetary policy from the two largest economies in the world. The Bloomberg Barclays Global Aggregate Index1, which tracks investment-grade debt in 24 local currency markets, returned 4.28% for the period. Emerging markets debt, in particular, benefited from falling Treasury yields. The J.P. Morgan Emerging Markets Bond Index Global1 returned 7.86%.

U.S. fixed income investments generally outperformed their global counterparts amid the Fed’s more dovish tone, but not emerging markets. The Bloomberg Barclays U.S. Aggregate Bond Index1 total return, which tracks the broad investment-grade fixed-income market, posted a 5.49% return in the period.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS	3

Portfolio Reviews (Unaudited)
HSBC Opportunity Fund (Class A Shares, Class B Shares, Class C Shares and Class I Shares)

by William A. Muggia, Committee Lead/Portfolio Manager
Richard D. Lee, CFA, Portfolio Manager
Ethan J. Myers, CFA, Portfolio Manager
John M. Montgomery, Portfolio Manager
Westfield Capital Management Company, L.P.

The HSBC Opportunity Fund (the “Fund”) seeks long-term growth of capital by investing, under normal circumstances, primarily in equity securities of small- and mid-cap companies. Small- and mid-cap companies generally are defined as those that have market capitalizations within the range of market capitalizations represented in the Russell 2500TM Growth Index1. The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies. The Fund employs a two-tier structure, commonly referred to as a “master-feeder” structure, in which the Fund invests all of its investable assets in the HSBC Opportunity Portfolio (the “Portfolio”). The Portfolio employs Westfield Capital Management Company, L.P. as its subadviser.

Investment Concerns

There is no assurance that a portfolio will achieve its investment objective or will work under all market conditions. The value of investments may go down as well as up and you may not get back the amount originally invested. Portfolios may be subject to certain additional risks, which should be considered carefully along with their investment objectives and fees. Equity investments fluctuate in value based on changes to an individual company’s financial condition and overall market conditions. Investments in foreign markets entail special risks such as currency, political, economic, and market risks. Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. Investing in smaller companies is more risky and volatile than investing in large companies. Growth investment style may fall out of favor in the marketplace and result in significant declines in the value of the Portfolio’s securities. Securities of companies considered growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory, and economic uncertainty.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2019, the Class I Shares of the HSBC Opportunity Fund produced a 10.62% total return, and the Class A Shares of the Fund produced a 10.39% total return (without sales charge). The Russell 2500™ Growth Index1, the Fund’s primary performance benchmark returned 11.86%.

Portfolio Performance

The final quarter of 2018 marked one the greatest declines in growth stocks in the past decade. However, despite investor fears over a potential recession, equities rebounded strongly through the first four months of 2019, ultimately posting their largest quarterly gain since the Financial Crisis of 2008. In all, eight economic sectors posted positive returns for the six-month period under review. The information technology, real estate and industrials sectors delivered the Fund’s largest positive returns on an absolute basis, while consumer discretionary, healthcare and energy weighed on absolute returns.†

The Fund underperformed its primary benchmark. Defensive stocks weathered the market sell-off in late 2018 better than the growth-at-a-reasonable-price value stocks that represent the Fund’s investment strategy focus.†

Stock selection within the consumer discretionary sector was one of the main drivers of relative underperformance, most notably two leisure facilities stocks, which lagged on weaker sales and other concerns in late 2018. The struggling health care sector further contributed to underperformance. While stock selection within the health care equipment and supplies and life sciences tools and services subsectors added to relative results, those gains were offset by the Fund’s struggling biotechnology holdings.†

The Fund’s holdings in the industrials sector added the most to relative performance. Overweight exposure to aerospace and defense stocks as well as stock selection in the industry, most notably holdings of a manufacturer of engineered aircraft components, helped performance. The manufacturer was a top performer after it benefitted from strong commercial demand and secular growth in air traffic. Stock selection in the real estate sector also contributed positively to relative results. An information and analytics service’s stock climbed after the announcement of a landmark global agreement between the company and a commercial real estate and investment firm. Though the consumer staples sector performed relatively well during the sell-off at the end of 2018, a strategic underweight position in the sector helped the Fund overall.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

4	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Opportunity Fund

Fund Performance			Average Annual Total Return (%)			Expense Ratio (%)[5]
As of April 30, 2019	Inception Date	Six Months*	1 Year	5 Year	10 Year	Gross	Net
HSBC Opportunity Fund Class A1	9/23/96	4.90	0.44	7.21	14.51	5.37	1.65
HSBC Opportunity Fund Class B2	1/6/98	7.01	2.04	7.47	14.58	6.12	2.40
HSBC Opportunity Fund Class C3	11/4/98	9.31	4.21	7.51	14.67	6.12	2.40
HSBC Opportunity Fund Class I†	9/3/96	10.62	6.26	8.86	15.67	1.39	1.10
Russell 2500TM Growth Index[4]	—	11.86	12.02	11.27	16.28	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2020.

Certain returns shown include monies received by the Portfolio, in which the Fund invests, in respect of one-time class action settlements and monies received by the Fund from a one-time reimbursement from HSBC Global Asset Management (USA) Inc. (the “Adviser”) related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolio and the Fund not received the payments.

*	Aggregate total return.
†	The Class I Shares are issued by a separate series of the HSBC Funds.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	For additional information, please refer to the Glossary of Terms.
5

Reflects the expense ratio as reported in the prospectus dated February 28, 2019. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.65%, 2.40%, 2.40% and 1.10% for Class A Shares, Class B Shares, Class C and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2020. Additional information pertaining to the April 30, 2019 expense ratios can be found in the financial highlights.

The Fund’s performance is measured against the Russell 2500TM Growth Index, an unmanaged index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The performance for the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS	5

Portfolio Reviews (Unaudited)
HSBC Frontier Markets Fund (Class A Shares and Class I Shares)

by Ramzi Sidani, Senior Portfolio Manager
Jennifer Passmoor, Portfolio Manager

The HSBC Frontier Markets Fund (the “Fund”) seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in issuers located in frontier market countries. The term “frontier market countries” encompasses those countries that are at an earlier stage of economic, political, or financial development, even by emerging markets standards.

Investment Concerns

There is no assurance that a portfolio will achieve its investment objective or will work under all market conditions. The value of investments may go down as well as up and you may not get back the amount originally invested. Portfolios may be subject to certain additional risks, which should be considered carefully along with their investment objectives and fees. Equity investments fluctuate in value based on changes to an individual company’s financial condition and overall market conditions. Investments in foreign markets entail special risks such as currency, political, economic, and market risks. The risks of investing in emerging markets countries are greater than the risks generally associated with foreign investments. Investing in smaller companies is more risky and volatile than investing in larger companies. Frontier markets countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The Fund will invest more than 25% of its total assets in securities issued by companies in the financial services group of industries. Accordingly, the Fund will be more susceptible to developments that affect such industries than other funds that do not concentrate their investments. Exposure to commodities markets, including investments in companies in commodity-related industries, may subject the Fund to greater volatility than investments in traditional securities. Overall market movements and factors specific to a particular industry or commodity may affect the value of commodity-related investments. Concentrating Fund investments in a limited number of issuers conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental, regulatory or other developments affecting that industry than if its investments were diversified across different industries. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Funds’ original investment.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2019, the Fund returned 13.83% (without sales charge) for the Class A Shares and 14.05% for the Class I Shares. That compared to a 6.28% and a 7.38% total return for the Fund’s benchmarks, the MSCI Frontier Markets Index and the MSCI Select Frontier Index and Emerging Markets Capped Index1, respectively, for the same period.

Portfolio Performance

Select frontier and emerging markets posted modest gains for the six-month period. Bahrain, Egypt and Kenya were the strongest performing markets within the universe, with returns exceeding 20% (USD). Since the start of 2019, buoyant market sentiment helped drive the broad gains among equities, due in large part to a dovish shift in U.S. monetary policy. Meanwhile looser Chinese monetary and fiscal policy appears to be translating into a pickup in economic activity.

In this environment, the Fund outperformed its reference index for the period. The Fund benefitted from its overweight exposure to Egypt relative to its reference benchmark. Egypt’s macroeconomic backdrop has improved, with accelerating gross domestic product1 growth and a supportive inflationary environment. Our underweight exposure to Qatar also contributed positively to relative performance. The Qatari equity market reached expensive valuations in 2018 after the government increased the Foreign Ownership Limit across most listed companies. The move led to a higher weighting for Qatar in the MSCI Emerging Markets Index1, which pushed values higher as passive funds bought Qatari stocks to match their new weightings. Fundamentals regained their place as the main drivers of performance this year and valuations in Qatar normalized, leading it to underperform for the period under review.†

Stock selection was also positive, particularly holdings in the Philippines and Egypt. The Fund’s exposure to a Philippines terminal container company added to relative results on the back of strong Philippines trade figures. The Fund’s exposure to the largest Egyptian dairy company also helped relative performance as it reported strong quarterly results during the period under review.†

However, our underweight exposure to Kenya and Bahrain offset some of those gains. Even though the Kenyan economic recovery continued into 2019, the nation’s currency remains expensive, pressuring reserve levels. Stock selection in Kuwait and Vietnam also weighed on relative results, most notably the Fund’s lack of exposure to a number of benchmark holdings in those countries that posted strong returns.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

6	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Frontier Markets Fund

Fund Performance			Average Annual Total Return (%)			Expense Ratio (%)[2]
As of April 30, 2019	Inception Date	Six Months*	1 Year	5 Year	Since Inception	Gross	Net
HSBC Frontier Markets Fund Class A1	9/6/11	8.12	-15.33	-0.74	5.75	5.16	1.85
HSBC Frontier Markets Fund Class I	9/6/11	14.05	-10.55	0.63	6.83	4.81	1.50
MSCI Frontier Markets Index[3]	—	6.28	-11.87	-0.14	5.23	N/A	N/A
MSCI Select Frontier and Emerging Markets Capped Index[3]	—	7.38	-5.02	0.69	5.27	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2020.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2

Reflects the expense ratio as reported in the prospectus dated February 28, 2019. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.85% and 1.50% for Class A Shares and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2020. Additional information pertaining to the April 30, 2019 expense ratios can be found in the financial highlights.

3	For additional information, please refer to the Glossary of Terms.

The performance of the Fund is measured against the MSCI Frontier Markets Index and the MSCI Select Frontier and Emerging Markets Capped Index. The MSCI Frontier Markets Index is an equity index that captures large- and mid- cap representation across 29 Frontier Markets countries. The index includes 116 constituents, as of April 30, 2019, covering about 85% of the free float-adjusted market capitalization in each country. The MSCI Select Frontier and Emerging Markets Capped Index is a version of the MSCI Frontier Emerging Markets Capped Index that raises the initial cap of the 6 “cross-over” countries to 30% and includes Qatar and United Arab Emirates. The indexes are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS	7

Portfolio Reviews (Unaudited)
HSBC Asia ex-Japan Smaller Companies Equity Fund
(Class A Shares and Class I Shares)

by Elina Fung, Investment Director of Equities/Lead Portfolio Manager
Alex Kwan, Associate Director of Asia Pacific Equities/Co-Portfolio Manager

The HSBC Asia ex-Japan Smaller Companies Equity Fund (the “Fund”) seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity of, and equity-related instruments related to, smaller companies that are economically tied to Asia (excluding Japan).

Investment Concerns

There is no assurance that a portfolio will achieve its investment objective or will work under all market conditions. The value of investments may go down as well as up and you may not get back the amount originally invested. Portfolios may be subject to certain additional risks, which should be considered carefully along with their investment objectives and fees. Equity investments fluctuate in value based on changes to an individual company’s financial condition and overall market conditions. The Fund’s performance is expected to be closely tied to the social, political, economic, and regulatory developments within Asia and to be more volatile than the performance of a more geographically diversified mutual fund. Moreover, the economies of countries in Asia, including China, differ from the U.S. economy in several ways, including the rate of growth, reliance on a small number of industries or natural resources, rates of inflation, capital reinvestment, and balance of payments position. As export-driven economies, the economies of these countries are affected by developments in the economies of their principal trading partners, including the U.S. Furthermore, flooding, monsoons, and other natural disasters also can significantly affect the value of investments. Investments in foreign markets entail special risks such as currency, political, economic, and market risks. The risks of investing in emerging market countries are greater than the risks generally associated with foreign investments. Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. Investing in smaller companies is more risky and volatile than investing in large companies. Because the Fund invests in a single region, its shares do not represent a complete investment program and are subject to greater risk of loss as a result of adverse economic business or other developments affecting that region. As a geographically concentrated fund, the value of the shares may fluctuate more than shares invested in a broader range of industries and companies because of concentration in a specific region. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2019, the Fund returned 7.75% (without sales charge) for the Class A Shares and 7.87% for the Class I Shares. That compared to a 12.83% total return for the Fund’s benchmark, the MSCI All Country Asia ex Japan Small Cap Index1, for the same period.

Portfolio Performance

Asian equity markets posted mixed returns for the period under review. They had a weak start to the period due to a strong U.S. dollar, global trade tensions and a spike in global yields. In December, the markets rallied following the G201 summit that included positive developments in the trade war between China and the U.S. However, positive sentiment was quickly tempered by concerns over the inverted U.S. Treasury yield curve. Crude oil prices dropped in late 2018, which helped many emerging markets in Asia that are net importers of oil. In particular, it provided a boost to India, a major oil importer.

Asian markets ended the first quarter of 2019 on a strong note. The U.S. Federal Reserve decided against raising interest rates, which spurred investors to take on more risk. The Chinese market was among the best performers in the region. China’s easing of domestic policies and trade tensions with the U.S. helped to boost market sentiment. The Philippines performed well during the period upon news of decelerating inflation. Indonesia also performed well during the period due to increased foreign investment and a recovery in its currency, the rupiah. Korea underperformed on an absolute basis partially due to lackluster earnings momentum. The Asian small-cap market retracted slightly in April amid concerns of slowing Chinese stimulus.†

The Fund underperformed its benchmark, in large part due to November and December events. Indiscriminate selling by global investors moving away from emerging market stocks led to broad-based declines. The selling had an outsized impact on the Fund’s high-beta1 holdings, which can experience greater volatility relative to the broader market. Stock selection in the consumer discretionary and technology sectors detracted from relative performance as well. The Fund’s overweight allocations to Hong Kong SAR and China also dragged on performance, as did an overweight allocation to growth stocks relative to value stocks—the latter represented a major headwind by the end of 2018.†

Stock selection in the technology and among higher-education service providers made positive contributions to relative performance. A Taiwan-based cable and connector manufacturer and a smartphone hardware maker were among the top performers.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

8	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Asia ex-Japan Smaller Companies Equity Fund

			Average Annual		Expense
Fund Performance			Total Return (%)		Ratio (%)[2]
	Inception	Six	1	Since
As of April 30, 2019	Date	Months*	Year	Inception	Gross	Net
HSBC Asia ex-Japan Smaller Companies Equity Fund Class A1	11/11/14	2.34	-23.42	2.32	2.71	1.26
HSBC Asia ex-Japan Smaller Companies Equity Fund Class I	11/11/14	7.87	-19.12	3.88	2.36	0.91
MSCI All Country Asia ex Japan Small Cap Index[3]	—	12.83	-11.67	1.94	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2020.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the expense ratio as reported in the prospectus dated February 28, 2019. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.25% and 0.90% for Class A Shares and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2020. The expense ratios reflected include acquired fund fees and expenses. Additional information pertaining to the April 30, 2019 expense ratios can be found in the financial highlights.
3	For additional information, please refer to the Glossary of Terms.

The MSCI All Country Asia ex Japan Small Cap Index is an equity index which captures the small-cap representation across 2 of 3 developed markets countries (excluding Japan) and 9 emerging markets countries in Asia, and with 1,405 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country. The index is unmanaged and its performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS	9

Portfolio Reviews
Portfolio Composition*
April 30, 2019 (Unaudited)

HSBC Frontier Markets Fund
Percentage of
Country	Investments at Value (%)†
Egypt	14.0
Kuwait	13.8
United Arab Emirates	13.8
Philippines	7.9
Vietnam	7.8
Argentina	6.0
Georgia	5.5
Bahrain	4.8
Romania	4.7
Kazakhstan	4.3
Colombia	3.5
Kenya	3.4
Peru	2.5
Nigeria	2.3
Morocco	2.2
Mauritius	2.0
Bangladesh	0.9
Cambodia	0.5
Croatia	0.1
100.0

HSBC Asia ex-Japan Smaller Companies Equity Fund
Percentage of
Country	Investments at Value (%)†
Taiwan, Province of China	19.4
Hong Kong SAR	17.6
Korea, Republic Of	16.6
India	16.2
China	14.2
Malaysia	5.8
Thailand	4.6
Indonesia	2.8
Japan	0.9
Macau SAR	0.9
Philippines	0.6
Sri Lanka	0.4
Singapore	–
100.0
____________________

*	Portfolio composition is subject to change.
†	Excludes any instruments used for cash management.

10	HSBC FAMILY OF FUNDS

HSBC FRONTIER MARKETS FUND
Schedule of Portfolio Investments — as of April 30, 2019 (Unaudited)

Common Stocks — 97.1%
	Shares	Value ($)
Argentina — 5.8%
Banco Macro SA, ADR	5,265	213,653
BBVA Banco Frances SA, ADR	5,280	42,346
Central Puerto SA, ADR	7,340	59,307
Globant SA(a)	908	76,263
YPF Sociedad Anonima, ADR	16,432	222,325
		613,894
Bahrain — 4.7%
Ahli United Bank BSC	597,875	497,410
Bangladesh — 0.9%
Square Pharmaceuticals, Ltd.	29,617	91,278
Cambodia — 0.5%
NagaCorp, Ltd.	40,000	51,297
Colombia — 3.4%
Banco Davivienda SA	29,035	359,427
Croatia — 0.1%
Ledo dd(a)(b)	311	9,132
Egypt — 13.6%
Cairo Investment & Real Estate
Development Co. SAE(a)	43,865	29,030
Centamin PLC	43,180	49,824
Cleopatra Hospital(a)	118,253	47,315
Commercial International Bank,
Registered, GDR	54,475	238,328
Credit Agricole Egypt	73,476	180,299
Juhayna Food Industries	433,859	327,422
MM Group For Industry & International
Trade SAE(a)	253,854	181,790
Talaat Moustafa Group	582,689	386,303
		1,440,311
Georgia — 5.4%
Bank of Georgia Group PLC	6,634	148,683
Georgia Capital PLC(a)	6,184	81,594
TBC Bank Group PLC	15,986	339,317
		569,594
Kazakhstan — 4.2%
Halyk Savings Bank of Kazakhstan
JSC, Registered, GDR	25,701	300,701
Kaz Minerals PLC	17,108	144,227
		444,928
Kenya — 3.3%
Safaricom, Ltd.	1,255,600	349,952
Kuwait — 13.4%
Agility Public Warehousing Co. KSC	164,287	394,375
Human Soft Holding Co. KSC	43,787	479,339
National Bank of Kuwait SAK	178,965	547,311
		1,421,025
Mauritius — 1.9%
MCB Group, Ltd.	25,700	201,432
Morocco — 2.1%
Attijariwafa Bank	4,890	227,155
Nigeria — 2.2%
Dangote Cement PLC	155,363	77,574
Guaranty Trust Bank PLC	1,740,581	159,332
		236,906
Peru — 2.4%
Credicorp, Ltd.	1,075	254,668
Philippines — 7.6%
International Container Termin	215,740	523,821
Puregold Price Club, Inc.	321,339	258,428
Vista Land & Lifescapes, Inc.	194,000	27,220
		809,469
Romania — 4.6%
Banca Transilvania SA	320,949	166,920
BRD-Groupe Societe Generale	73,535	236,578
SIF 5 Oltenia Craiova	88,789	43,560
Sphera Franchise Group SA	9,534	39,578
		486,636
United Arab Emirates — 13.4%
Abu Dhabi National Oil Co. For
Distribution PJSC	153,234	108,475
Aramex PJSC	44,213	57,180
Aramex PJSC(a)	161,315	208,628
DP World, Ltd.	18,737	374,740
Emaar Development PJSC	15,260	16,287
Emaar Properties PJSC	117,131	153,079
Emirates NBD PJSC	54,594	177,630
Network International
Holdings PLC(a)	1,874	12,730
NMC Health PLC	8,266	304,132
		1,412,881
Vietnam — 7.6%
Masan Group Corp.(a)	45,050	168,127
Vietnam Dairy Products JSC	40,510	225,820
Vietnam Technological & Commercial
Joint Stock Bank(a)	186,010	192,920
Vincom Retail JSC(a)	137,819	213,076
		799,943
TOTAL COMMON STOCKS
(COST $10,517,352)		10,277,338

Investment Companies — 2.6%

Northern Institutional Government
Assets Portfolio, Institutional Shares,
2.26%(c)	275,947	275,947
TOTAL INVESTMENT COMPANIES
(COST $275,947)		275,947
TOTAL INVESTMENTS IN
SECURITIES (COST $10,793,299)
— 99.7%		10,553,285
Other Assets (Liabilities) — 0.3%		29,722
NET ASSETS — 100%		$10,583,007
____________________

(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of April 30, 2019.
(c)	The rate represents the annualized one day yield that was in effect on April 30, 2019.

ADR — American Depositary Receipt
GDR — Global Depository Receipt

See notes to financial statements.	HSBC FAMILY OF FUNDS	11

HSBC FRONTIER MARKETS FUND
Schedule of Portfolio Investments — as of April 30, 2019 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of April 30, 2019:

Percentage of Net Assets
Industry	at Value (%)
Banks	42.5
Transportation Infrastructure	8.5
Real Estate Management & Development	7.8
Food Products	6.9
Air Freight & Logistics	6.2
Diversified Consumer Services	4.5
Health Care Providers & Services	3.3
Wireless Telecommunication Services	3.3
Investment Companies	2.6
Food & Staples Retailing	2.4
Oil, Gas & Consumable Fuels	2.1
Metals & Mining	1.8
Distributors	1.7
Capital Markets	1.2
Specialty Retail	1.0
Hotels, Restaurants & Leisure	0.9
Pharmaceuticals	0.9
Construction Materials	0.7
Software	0.7
Independent Power and Renewable
Electricity Producers	0.6
IT Services	0.1
Total	99.7

12	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND
Schedule of Portfolio Investments — as of April 30, 2019 (Unaudited)

Common Stocks — 98.6%
		Shares	Value ($)
China — 14.1%
A-Living Services Co., Ltd., Class H(a)		120,000	191,217
Anton Oilfield Services Group/
Hong Kong SAR(a)		3,092,000	425,695
BBI Life Sciences Corp.		732,000	220,221
Bestway Global Holding, Inc.		235,000	112,939
Cansino Biologics, Inc.(a)		19,200	95,088
China Communications Construction
Co., Ltd.		427,000	410,969
China National Buildings Material
Co., Ltd.		230,000	213,742
China XLX Fertiliser, Ltd.		769,000	274,485
Guangzhou R&F Properties Co. Ltd.,
Class H		72,800	144,589
Haitong Securities Co., Ltd.		120,000	154,503
Li Ning Co., Ltd.(a)		82,500	149,971
Ppdai Group, Inc., ADR		15,343	80,090
Ronshine China Holdings, Ltd.(a)		92,500	127,350
Ten Pao Group Holdings, Ltd.		584,000	81,892
Texhong Textile Group, Ltd.		200,500	271,441
Zhongsheng Group Holdings, Ltd.		30,000	78,781
			3,032,973
Hong Kong SAR — 17.3%
China Education Group Holdings, Ltd.		204,000	315,707
China Overseas Grand Oceans
Group, Ltd.		277,000	147,602
Dream International, Ltd.		562,000	304,481
EVA Precision Industrial Holdings, Ltd.		3,174,000	327,738
Far East Consortium International, Ltd.	.	462,000	219,088
Haitong International Securities
Group, Ltd.		500,000	181,019
Hongkong Land Holdings, Ltd.		37,700	262,768
Jacobson Pharma Corp., Ltd.		1,064,000	200,742
Kingboard Chemical Holdings, Ltd.		58,000	188,909
Kingmaker Footwear Holdings, Ltd.		892,000	187,622
Lee & Man Chemical Co., Ltd.		158,000	96,075
Lifestyle International Holdings, Ltd.		62,500	108,834
Pacific Basin Shipping, Ltd.		1,483,000	304,370
Sunevision Holdings, Ltd.		231,000	197,003
Tongda Group Holdings, Ltd.		1,780,000	192,874
Valuetronics Holdings, Ltd.		595,220	299,842
Xinyi Glass Holdings, Ltd.		184,000	210,165
			3,744,839
India — 16.0%
ACC, Ltd.		5,876	137,893
Ahluwalia Contracts India, Ltd.		21,753	101,905
Cyient, Ltd.		39,630	335,976
Federal Bank, Ltd.		165,859	221,197
Godawari Power and Ispat, Ltd.(a)		79,756	246,792
Granules India, Ltd.		13,596	21,925
Himadri Speciality Chemical, Ltd.		180,814	287,420
Indian Bank		54,564	197,948
Jindal Steel & Power, Ltd.(a)		39,469	101,076
JK Tyre & Industries, Ltd.		161,573	201,658
Magma Fincorp, Ltd.		203,007	364,002
Muthoot Finance, Ltd.		34,891	299,512
Sandhar Technologies, Ltd.		64,398	248,531
Simplex Infrastructures, Ltd.		72,005	169,177
Sobha, Ltd.		40,207	277,649
Star Cement, Ltd.		158,781	239,155
			3,451,816
Indonesia — 2.7%
Indo Tambangraya Megah PT		210,200	283,686
PT Puradelta Lestari Tbk		4,766,800	85,665
PT United Tractors Tbk		113,500	216,522
			585,873
Japan — 0.9%
Universal Entertainment Corp.		6,100	191,138
Korea, Republic Of — 16.4%
ABLBio, Inc.(a)		5,125	148,309
BGF Retail Co., Ltd.		1,304	243,942
CJ Korea Express Co. Ltd.(a)		2,282	307,719
Daewoong Co., Ltd.		7,307	135,442
Dentium Co., Ltd.		2,430	148,338
DGB Financial Group, Inc.		32,848	236,798
Ecopro Co., Ltd.(a)		6,272	145,792
HDC Hyundai Development Co-
Engineering & Construction		3,876	154,642
Hyundai Mipo Dockyard Co.		6,392	307,560
JW Life Science Corp.		17,434	361,965
KIWOOM Securities Co., Ltd.		3,589	252,582
Mezzion Pharma Co., Ltd.(a)		405	41,610
RFHIC Corp.		2,580	70,795
Sam Chun Dang Pharm Co. Ltd.		4,047	158,519
Shinsegae Department Store Co.		1,019	296,627
SK Innovation Co. Ltd.		1,085	169,531
Studio Dragon Corp.(a)		370	29,080
Sung Kwang Bend Co. Ltd.		10,740	107,124
Vieworks Co., Ltd.		2,890	78,807
Youngone Corp.		4,597	145,427
			3,540,609
Macau SAR — 0.8%
MGM China Holdings, Ltd.		88,000	181,284
Malaysia — 5.8%
ATA IMS Berhad(a)		532,300	231,883
Bermaz Auto Berhad		489,300	284,201
Kerjaya Prospek Group Berhad		512,920	162,615
Pentamaster International, Ltd.(a)		2,616,000	343,487
Scientex Berhad		107,300	222,027
			1,244,213
Philippines — 0.6%
International Container Termin		50,090	121,620
Sri Lanka — 0.4%
Precision Tsugami China Corp., Ltd.		79,000	84,393
Taiwan, Province of China — 19.0%
Accton Technology Corp.		37,000	156,861
Asia Cement Corp.		351,000	474,247
AU Optronics Corp.		470,000	168,074
Chicony Power Technology Co.		78,000	138,835
Cleanaway Co., Ltd.		50,000	275,890
E Ink Holdings, Inc.		217,000	259,487

See notes to financial statements.	HSBC FAMILY OF FUNDS	13

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND
Schedule of Portfolio Investments — as of April 30, 2019 (Unaudited) (continued)

Common Stocks, continued
	Shares	Value ($)
Gigabyte Technology Co., Ltd.	101,000	162,286
Globalwafers Co., Ltd.	17,000	185,404
Largan Precision Co., Ltd.	2,000	300,971
Mega Financial Holdings Co., Ltd.	293,000	281,147
Primax Electronics, Ltd.	54,000	110,447
Radiant Opto-Electronics Corp.	44,000	148,091
Sinbon Electronics Co., Ltd.	108,989	384,460
Sunonwealth Electric Machine Industry
Co., Ltd.	123,000	144,097
Tong Yang Industry Co., Ltd.	140,000	199,806
Tripod Technology Corp.	50,000	160,032
WT Microelectronics Co., Ltd.	210,729	278,244
Yageo Corp.	29,703	292,704
		4,121,083
Thailand — 4.6%
AP Thailand PCL-Foreign	371,100	91,843
B Grimm Power PCL	376,700	398,287
Erawan Group PCL (The)	1,098,100	239,085
TPI Polene Power PCL	1,314,200	255,258
		984,473
TOTAL COMMON STOCKS
(COST $22,583,533)		21,284,314

Warrant — 0.0%

Singapore — 0.0%
Ezion Holdings, Ltd., 4/6/23	432,120	—
TOTAL WARRANT (COST $—)		—

Investment Companies — 0.0%

Northern Institutional Government
Assets Portfolio, Institutional Shares,
2.26%(c)	7,058	7,058
TOTAL INVESTMENT COMPANIES
(COST $7,058)		7,058

Right — 0.0%

China — 0.0%
Haitong Securities Co., Ltd. -
5/27/19 (b)	4,285	—
TOTAL RIGHT (COST $—)		—
TOTAL INVESTMENTS IN SECURITIES
(COST $22,590,591) — 98.6%		21,291,372
Other Assets (Liabilities) — 1.4%		292,112
NET ASSETS — 100%		$21,583,484
____________________

(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of April 30, 2019.
(c)	The rate represents the annualized one day yield that was in effect on April 30, 2019.

ADR — American Depositary Receipt

The Fund invested, as a percentage of net assets at value, in the following industries, as of April 30, 2019:

Percentage of
Industry	Net Assets at Value (%)
Electronic Equipment, Instruments
& Components	11.7
Real Estate Management &
Development	6.3
Construction Materials	4.9
Chemicals	4.8
Pharmaceuticals	4.7
Construction & Engineering	4.6
Banks	4.3
Machinery	4.0
Auto Components	4.0
Textiles, Apparel & Luxury Goods	3.5
Semiconductors & Semiconductor
Equipment	3.5
Consumer Finance	3.4
Oil, Gas & Consumable Fuels	3.1
Independent Power and Renewable
Electricity Producers	3.0
Leisure Products	2.8
Capital Markets	2.7
Commercial Services & Supplies	2.2
Energy Equipment & Services	2.0
Multiline Retail	1.9
Hotels, Restaurants & Leisure	1.9
Biotechnology	1.7
Specialty Retail	1.7
Software	1.6
Metals & Mining	1.6
Diversified Consumer Services	1.5
Road & Rail	1.4
Marine	1.4
Technology Hardware, Storage &
Peripherals	1.3
Food & Staples Retailing	1.1
Containers & Packaging	1.1
Health Care Equipment & Supplies	1.1
Electrical Equipment	1.0
IT Services	0.9
Communications Equipment	0.7
Transportation Infrastructure	0.6
Building Products	0.5
Entertainment	0.1
Investment Companies	—
Right	—
Total	98.6

14	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2019 (Unaudited)

		HSBC		HSBC Asia ex-
	HSBC	Opportunity		Japan Smaller
	Opportunity	Fund	HSBC Frontier	Companies
	Fund	(Class I)	Markets Fund	Equity Fund
Assets:
Investments in Affiliated Portfolio	$10,014,685	$137,731,740	$—	$—
Investment in securities, at value	—	—	10,553,285	21,291,372
Foreign currency, at value	—	—	106,567	804,455
Cash	—	—	—	145,751
Interest and dividends receivable	—	—	78,119	27,387
Receivable for capital shares issued	512	716	829	—
Receivable for investments sold	—	—	13,726	178,435
Reclaims receivable	—	—	30,665	472
Receivable for foreign capital gains tax	—	—	—	1,490
Receivable from Investment Adviser	35,882	40,254	68,225	44,469
Prepaid expenses and other assets	13,981	12,645	11,375	15,823
Total Assets	10,065,060	137,785,355	10,862,791	22,509,654

Liabilities:
Payable for investments purchased	—	—	—	733,643
Payable for capital shares redeemed	—	11,166	36,237	—
Accrued foreign capital gains tax	—	—	265	—
Accrued expenses and other payables:
Administration	156	2,150	341	760
Distribution fees	77	—	—	—
Shareholder Servicing	1,773	—	789	148
Accounting	2,830	2,037	9,207	9,617
Custodian	—	—	31,334	50,439
Printing	5,268	17,375	12,437	15,497
Professional	76,606	76,023	108,794	106,938
Transfer Agent	7,118	13,856	65,998	2,603
Trustee	2,800	2,801	2,801	2,800
Other	375	234	11,581	3,725
Total Liabilities	97,003	125,642	279,784	926,170
Net Assets	$9,968,057	$137,659,713	$10,583,007	$21,583,484

Composition of Net Assets:
Paid in capital	$8,453,724	$116,628,685	$37,482,475	$43,257,589
Total distributable earnings/(loss)	1,514,333	21,031,028	(26,899,468)	(21,674,105)
Net Assets	$9,968,057	$137,659,713	$10,583,007	$21,583,484

Net Assets:
Class A Shares	$9,840 ,507	$—	$3,688,437	$299,976
Class B Shares	12,799	—	—	—
Class C Shares	114,751	—	—	—
Class I Shares	—	137,659,713	6,894,570	21,283,508
Total	$9,968,057	$137,659,713	$10,583,007	$21,583,484

Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	1,029,661	—	289,695	30,270
Class B Shares	2,824	—	—	—
Class C Shares	23,239	—	—	—
Class I Shares	—	10,633,880	541,055	2,166,362

Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$9.56	$—	$12.73	$9.91
Class B Shares(a)	$4.53	$—	$—	$—
Class C Shares(a)	$4.94	$—	$—	$—
Class I Shares	$—	$12.95	$12.74	$9.83
Maximum Sales Charge:
Class A Shares	5.00%	—%	5.00%	5.00%
Maximum Offering Price per share (Net Asset Value /
(100%-maximum sales charge))
Class A Shares	$10.06	$—	$13.40	$10.43
Investments in Affiliated Portfolio, at Cost	$8,488,735	$116,741,823	$—	$—
Investments in securities, at cost	$—	$—	$10,793,299	$22,590,591
Foreign currency, at cost	$—	$—	$106,800	$804,455
____________________

Amounts designated as “-” are $0.00 or have been rounded to $0.00.
(a)	Redemption price per share varies by length of time share are held.

See notes to financial statements.	HSBC FAMILY OF FUNDS	15

HSBC FAMILY OF FUNDS

Statements of Operations—For the six months ended April 30, 2019 (Unaudited)

		HSBC		HSBC Asia ex-
	HSBC	Opportunity	HSBC	Japan Smaller
	Opportunity	Fund	Frontier	Companies
	Fund	(Class I)	Markets Fund	Equity Fund
Investment Income:
Investment Income from Affiliated Portfolio	$41,822	$587,378	$—	$—
Dividends	—	—	217,472	363,381
Foreign tax withholding	—	—	(16,048)	(39,981)
Expenses from Affiliated Portfolio	(50,819)	(710,156)	—	—
Total Investment Income/(Loss)	(8,997)	(122,778)	201,424	323,400

Expenses:
Investment Management	—	—	74,420	229,379
Operational Support:
Class A Shares	—	—	1,986	156
Administration:
Class A Shares	871	—	767	60
Class B Shares	1	—	—	—
Class C Shares	11	—	—	—
Class I Shares	—	12,389	1,534	8,824
Distribution:
Class B Shares	52	—	—	—
Class C Shares	409	—	—	—
Shareholder Servicing:
Class A Shares	10,383	—	4,945	327
Class B Shares	18	—	—	—
Class C Shares	120	—	—	—
Accounting	11,996	7,036	28,275	30,176
Compliance Services	15,565	15,565	15,565	15,565
Custodian	—	—	102,569	171,900
Printing	3,660	16,134	7,225	11,991
Professional	75,067	75,342	95,005	93,216
Transfer Agent	49,798	69,587	117,829	17,018
Trustee	41,126	41,126	41,126	41,126
Registration fees	12,162	10,278	14,732	16,765
Other	15,885	18,462	31,032	40,908
Total expenses before fee and expense reductions	237,124	265,919	537,010	677,411
Fees contractually reduced/reimbursed by Investment Adviser	(211,958)	(269,876)	(440,905)	(471,814)
Fees voluntarily reduced/reimbursed by Investment Adviser	(4,577)	—	—	—
Net Expenses	20,589	(3,957)	96,105	205,597

Net Investment Income/(Loss)	(29,586)	(118,821)	105,319	117,803

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investments in securities and foreign
currency translations (a)	—	—	(970,599)	(12,584,944)
Net realized gains/(losses) from Affiliated Portfolio	78,815	204,815	—	—
Change in unrealized appreciation/depreciation on investments from
Affiliated Portfolio	865,503	12,629,048	—	—
Change in unrealized appreciation/depreciation on investments in
securities and foreign currency translations (b)	—	—	2,249,301	17,106,641

Net realized/unrealized gains/(losses) on investments and on
investments from Affiliated Portfolio	944,318	12,833,863	1,278,702	4,521,697
Change in Net Assets Resulting from Operations	$914,732	$12,715,042	$1,384,021	$4,639,500

____________________

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

(a)	For Frontier Markets Fund, net of foreign capital gains taxes of $884.
(b)	For Frontier Markets Fund and Asia ex-Japan Smaller Companies Equity Fund, net of change in foreign capital gains taxes of $305 and $89, respectively.

16	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC Opportunity Fund		HSBC Opportunity Fund (Class I)
	Six Months		Six Months
	Ended	For the	Ended	For the
	April 30, 2019	year ended	April 30, 2019	year ended
	(Unaudited)	October 31, 2018	(Unaudited)	October 31, 2018
Investment Activities:
Operations:
Net investment income/(loss)	$(29,586)	$(90,660)	$(118,821)	$(574,665)
Net realized gains/(losses) from investments	78,815	1,711,715	204,815	22,339,913
Change in unrealized appreciation/depreciation
on investments	865,503	(934,014)	12,629,048	(12,911,260)
Change in net assets resulting from operations	914,732	687,041	12,715,042	8,853,988

Distributions to shareholders:
Class A Shares	(1,543,839)	(1,047,996)	—	—
Class B Shares	(4,577)	(7,279)	—	—
Class C Shares	(31,533)	(71,416)	—	—
Class I Shares	—	—	(21,193,931)	(17,639,612)
Change in net assets resulting from distributions
to shareholders	(1,579,949)	(1,126,691)	(21,193,931)	(17,639,612)
Change in net assets resulting from
capital transactions	1,148,909	4,054	9,498,833	17,564,892
Change in net assets	483,692	(435,596)	1,019,944	8,779,268

Net Assets:
Beginning of period	9,484,365	9,919,961	136,639,769	127,860,501
End of period	$9,968,057	$9,484,365	$137,659,713	$136,639,769

See notes to financial statements.	HSBC FAMILY OF FUNDS	17

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	HSBC Opportunity Fund		HSBC Opportunity Fund (Class I)
	Six Months		Six Months
	Ended	For the	Ended	For the
	April 30, 2019	year ended	April 30, 2019	year ended
	(Unaudited)	October 31, 2018	(Unaudited)	October 31, 2018
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$259,968	$582,737	$—	$—
Dividends reinvested	1,500,978	1,020,798	—	—
Value of shares redeemed	(631,151)	(1,265,078)	—	—
Class A Shares capital transactions	1,129,795	338,457	—	—

Class B Shares:
Dividends reinvested	4,577	7,279	—	—
Value of shares redeemed	(5,425)	(31,516)	—	—
Class B Shares capital transactions	(848)	(24,237)	—	—

Class C Shares:
Proceeds from shares issued	—	6,582	—	—
Dividends reinvested	31,533	71,416	—	—
Value of shares redeemed	(11,571)	(388,164)	—	—
Class C Shares capital transactions	19,962	(310,166)	—	—

Class I Shares:
Proceeds from shares issued	—	—	9,195,552	18,679,912
Dividends reinvested	—	—	20,911,759	17,448,749
Value of shares redeemed	—	—	(20,608,478)	(18,563,769)
Class I Shares capital transactions	—	—	9,498,833	17,564,892
Change in net assets resulting from capital transactions	$1,148,909	$4,054	$9,498,833	$17,564,892

SHARE TRANSACTIONS:
Class A Shares:
Issued	28,958	50,934	—	—
Reinvested	196,721	95,491	—	—
Redeemed	(70,057)	(110,424)	—	—
Change in Class A Shares	155,622	36,001	—	—

Class B Shares:
Reinvested	1,261	1,174	—	—
Redeemed	(1,199)	(4,677)	—	—
Change in Class B Shares	62	(3,503)	—	—

Class C Shares:
Issued	—	998	—	—
Reinvested	7,983	10,870	—	—
Redeemed	(2,439)	(55,691)	—	—
Change in Class C Shares	5,544	(43,823)	—	—

Class I Shares:
Issued	—	—	745,713	1,176,332
Reinvested	—	—	2,026,333	1,219,340
Redeemed	—	—	(1,639,218)	(1,195,712)
Change in Class I Shares	—	—	1,132,828	1,199,960

____________________

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

18	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

			HSBC Asia ex-Japan Smaller
	HSBC Frontier Markets Fund		Companies Equity Fund
	Six Months		Six Months
	Ended	For the	Ended	For the
	April 30, 2019	year ended	April 30, 2019	year ended
	(Unaudited)	October 31, 2018	(Unaudited)	October 31, 2018
Investment Activities:
Operations:
Net investment income/(loss)	$105,319	$353,213	$117,803	$1,115,147
Net realized gains/(losses) from investments	(970,599)	5,130,673	(12,584,944)	(7,892,051)
Change in unrealized appreciation/depreciation
on investments	2,249,301	(8,540,176)	17,106,641	(20,635,942)
Change in net assets resulting from operations	1,384,021	(3,056,290)	4,639,500	(27,412,846)

Distributions to shareholders:
Class A Shares	(53,378)	(54,857)	(1,498)	(112,055)
Class I Shares	(163,151)	(335,337)	(1,018,006)	(1,771,541)
Change in net assets resulting from distributions
to shareholders	(216,529)	(390,194)	(1,019,504)	(1,883,596)
Change in net assets resulting from
capital transactions	(4,753,427)	(28,944,038)	(60,030,550)	92,207,799
Change in net assets	(3,585,935)	(32,390,522)	(56,410,554)	62,911,357

Net Assets:
Beginning of period	14,168,942	46,559,464	77,994,038	15,082,681
End of period	$10,583,007	$14,168,942	$21,583,484	$77,994,038
See notes to financial statements.	HSBC FAMILY OF FUNDS	19

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

			HSBC Asia ex-Japan Smaller
	HSBC Frontier Markets Fund		Companies Equity Fund
	Six Months		Six Months
	Ended	For the	Ended	For the
	April 30, 2019	year ended	April 30, 2019	year ended
	(Unaudited)	October 31, 2018	(Unaudited)	October 31, 2018
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$1,251,842	$1,874,481	$482,998	$684,422
Dividends reinvested	51,409	44,239	1,389	111,779
Value of shares redeemed	(2,398,123)	(4,902,875)	(433,602)	(1,276,414)
Class A Shares capital transactions	(1,094,872)	(2,984,155)	50,785	(480,213)

Class I Shares:
Proceeds from shares issued	2,013,423	6,391,802	—	111,041,520
Dividends reinvested	148,439	154,122	175,907	1,739,594
Value of shares redeemed	(5,820,417)	(32,505,807)	(60,257,242)	(20,093,102)
Class I Shares capital transactions	(3,658,555)	(25,959,883)	(60,081,335)	92,688,012
Change in net assets resulting from capital transactions	$(4,753,427)	$(28,944,038)	$(60,030,550)	$92,207,799

SHARE TRANSACTIONS:
Class A Shares:
Issued	107,197	146,955	51,312	54,479
Reinvested	4,640	3,167	152	9,253
Redeemed	(204,313)	(383,470)	(44,708)	(105,405)
Change in Class A Shares	(92,476)	(233,348)	6,756	(41,673)

Class I Shares:
Issued	170,407	450,786	—	9,033,251
Reinvested	13,397	10,993	19,437	144,006
Redeemed	(501,774)	(2,274,757)	(6,229,683)	(1,831,557)
Change in Class I Shares	(317,970)	(1,812,978)	(6,210,246)	7,345,700
____________________

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

20	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC OPPORTUNITY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions					Ratios/Supplementary Data
													Ratio of
			Net Realized									Ratio of Net	Expenses
			and								Ratio	Investment	to Average
			Unrealized					Net		Net	of Net	Income/	Net Assets
	Net Asset	Net	Gains/			Net Realized		Asset		Assets	Expenses	(Loss) to	(Excluding
	Value,	Investment	(Losses)	Total from	Net	Gains from		Value,	Total	at End of	to Average	Average	Fee	Portfolio
	Beginning	Income/	from	Investment	Investment	Investment	Total	End of	Return	Period	Net Assets	Net Assets	Reductions)	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Distributions	Period	(b)	(000’s)	(c)	(c)	(c)	(b),(d)
Class A Shares
Six Months Ended
April 30, 2019 (unaudited)	$10.70	$(0.03)	$0.69	$0.66	$—	$(1.80)	$(1.80)	$9.56	10.39%	$9,841	1.55%	(0.64)%	6.28%	41%
Year Ended October 31, 2018	11.24	(0.10)	0.82	0.72	—	(1.26)	(1.26)	10.70	6.46%	9,352	1.55%	(0.84)%	5.37%	77%
Year Ended October 31, 2017	9.94	(0.08)	2.68	2.60	—	(1.30)	(1.30)	11.24	29.00%	9,422	1.55%	(0.79)%	2.98%	80%
Year Ended October 31, 2016	10.34	(0.07)	(0.33)	(0.40)	—	—	—	9.94	(3.87)%	9,276	1.55%	(0.66)%	2.11%	96%
Year Ended October 31, 2015	12.83	(0.10)	(0.07)	(0.17)	—	(2.32)	(2.32)	10.34	(2.21)%	16,593	1.55%	(0.86)%	1.84%	63%
Year Ended October 31, 2014	12.78	(0.13)	1.53	1.40	—	(1.35)	(1.35)	12.83	11.57%	16,110	1.55%	(1.04)%	1.86%	66%
Class B Shares
Six Months Ended
April 30, 2019 (unaudited)	6.16	(0.03)	0.20	0.17	—	(1.80)	(1.80)	4.53	9.95%	13	2.30%	(1.36)%	7.08%	41%
Year Ended October 31, 2018	7.03	(0.11)	0.50	0.39	—	(1.26)	(1.26)	6.16	5.50%	17	2.30%	(1.57)%	6.14%	77%
Year Ended October 31, 2017	6.72	(0.10)	1.71	1.61	—	(1.30)	(1.30)	7.03	28.05%	44	2.30%	(1.52)%	3.73%	80%
Year Ended October 31, 2016	7.04	(0.09)	(0.23)	(0.32)	—	—	—	6.72	(4.55)%	75	2.30%	(1.41)%	2.86%	96%
Year Ended October 31, 2015	9.51	(0.13)	(0.02)	(0.15)	—	(2.32)	(2.32)	7.04	(2.90)%	178	2.30%	(1.61)%	2.60%	63%
Year Ended October 31, 2014	9.87	(0.16)	1.15	0.99	—	(1.35)	(1.35)	9.51	10.74%	334	2.30%	(1.74)%	2.60%	66%
Class C Shares
Six Months Ended
April 30, 2019 (unaudited)	6.53	(0.03)	0.24	0.21	—	(1.80)	(1.80)	4.94	10.07%	115	2.30%	(1.39)%	7.03%	41%
Year Ended October 31, 2018	7.38	(0.11)	0.52	0.41	—	(1.26)	(1.26)	6.53	5.52%	116	2.30%	(1.60)%	6.08%	77%
Year Ended October 31, 2017	6.99	(0.11)	1.80	1.69	—	(1.30)	(1.30)	7.38	28.11%	454	2.30%	(1.54)%	3.71%	80%
Year Ended October 31, 2016	7.32	(0.10)	(0.23)	(0.33)	—	—	—	6.99	(4.51)%	475	2.30%	(1.41)%	2.88%	96%
Year Ended October 31, 2015	9.80	(0.13)	(0.03)	(0.16)	—	(2.32)	(2.32)	7.32	(2.93)%	825	2.30%	(1.61)%	2.62%	63%
Year Ended October 31, 2014	10.14	(0.17)	1.18	1.01	—	(1.35)	(1.35)	9.80	10.64%	822	2.30%	(1.77)%	2.61%	66%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated on the basis of the Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
Amounts designated as “-” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	21

HSBC OPPORTUNITY FUND (CLASS I)
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions					Ratios/Supplementary Data
												Ratio	Ratio of
			Net Realized									of Net	Expenses
			and									Investment	to Average
		Net	Unrealized								Ratio of Net	Income/	Net Assets
	Net Asset	Investment	Gains/			Net Realized		Net Asset		Net Assets	Expenses to	(Loss) to	(Excluding
	Value,	Income/	(Losses)	Total from	Net	Gains from		Value,	Total	at End of	Average Net	Average	Fee	Portfolio
	Beginning	(Loss)	from	Investment	Investment	Investment	Total	End of	Return	Period	Assets	Net Assets	Reductions)	Turnover
	of Period	(a)	Investments	Activities	Income	Transactions	Distributions	Period	(b)	(000’s)	(c)	(c)	(c)	(b),(d)
Class I Shares
Six Months Ended
April 30, 2019 (unaudited)	$14.38	$(0.01)	$0.94	$0.93	$—	$(2.36)	$(2.36)	$12.95	10.62%	$137,660	1.10%	(0.19)%	1.52%	41%
Year Ended October 31, 2018	15.40	(0.06)	1.12	1.06	—	(2.08)	(2.08)	14.38	6.96%	136,640	1.10%	(0.40)%	1.39%	77%
Year Ended October 31, 2017	13.27	(0.05)	3.65	3.60	—	(1.47)	(1.47)	15.40	29.53%	127,861	1.10%	(0.34)%	1.12%	80%
Year Ended October 31, 2016	13.72	(0.02)	(0.43)	(0.45)	—	—	—	13.27	(3.28)%	141,061	1.03%	(0.15)%	1.03%	96%
Year Ended October 31, 2015	17.47	(0.05)	(0.08)	(0.13)	—	(3.62)	(3.62)	13.72	(1.69)%	219,846	0.99%	(0.30)%	0.99%	63%
Year Ended October 31, 2014	17.27	(0.08)	2.07	1.99	(0.04)	(1.75)	(1.79)	17.47	12.16%	205,237	1.00%	(0.49)%	1.00%	66%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated on the basis of the Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
Amounts designated as “-” are $0.00 or have been rounded to $0.00.

22	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FRONTIER MARKETS FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions						Ratios/Supplementary Data
													Ratio	Ratio of
			Net Realized										of Net	Expenses
			and									Ratio	Investment	to Average
			Unrealized									of Net	Income/	Net Assets
	Net Asset	Net	Gains/			Net Realized		Net Asset			Net Assets	Expenses	(Loss) to	(Excluding
	Value,	Investment	(Losses)	Total from	Net	Gains from		Value,		Total	at End of	to Average	Average	Fee	Portfolio
	Beginning	Income/	from	Investment	Investment	Investment	Total	End of		Return	Period	Net	Net Assets	Reductions)	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Distributions	Period		(b)	(000’s)	Assets(c)	(c)	(c)	(b),(d)
Class A Shares
Six Months Ended
April 30, 2019 (unaudited)	$11.36	$0.10	$1.44	$1.54	$(0.17)	$—	$(0.17)	$12.73		13.73%	$3,688	1.85%	1.77%	9.28%	32%
Year Ended October 31, 2018	14.10	0.17	(2.82)	(2.65)	(0.09)	—	(0.09)	11.36	(e)	(18.89)%	4,342	2.00%	1.26%	5.54%	62%
Year Ended October 31, 2017	11.94	0.16	2.23	2.39	(0.23)	—	(0.23)	14.10	(e)	20.41%	8,676	2.20%	1.20%	3.28%	44%
Year Ended October 31, 2016	12.11	0.13	0.14	0.27	(0.44)	—	(0.44)	11.94		2.59%	7,069	2.18%	1.17%	2.55%	8%
Year Ended October 31, 2015	14.95	0.12	(1.81)	(1.69)	(0.09)	(1.06)	(1.15)	12.11		(11.67)%	21,756	2.20%	0.96%	2.20%	66%
Year Ended October 31, 2014	13.06	0.20	2.14	2.34	(0.05)	(0.40)	(0.45)	14.95		18.38%	44,837	2.20%	1.38%	2.24%	64%
Class I Shares
Six Months Ended
April 30, 2019 (unaudited)	11.44	0.11	1.44	1.55	(0.25)	—	(0.25)	12.74		13.85%	6,895	1.50%	1.77%	8.91%	32%
Year Ended October 31, 2018	14.18	0.19	(2.79)	(2.60)	(0.14)	—	(0.14)	11.44	(e)	(18.52)%	9,827	1.70%	1.30%	4.81%	62%
Year Ended October 31, 2017	12.02	0.19	2.25	2.44	(0.28)	—	(0.28)	14.18	(e)	20.78%	37,883	1.85%	1.49%	2.90%	44%
Year Ended October 31, 2016	12.19	0.22	0.09	0.31	(0.48)	—	(0.48)	12.02		2.99%	42,207	1.82%	1.93%	2.20%	8%
Year Ended October 31, 2015	15.08	0.19	(1.85)	(1.66)	(0.17)	(1.06)	(1.23)	12.19		(11.42)%	120,010	1.85%	1.44%	1.86%	66%
Year Ended October 31, 2014	13.15	0.23	2.17	2.40	(0.07)	(0.40)	(0.47)	15.08		18.77%	173,616	1.85%	1.57%	1.90%	64%

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.
Amounts designated as “-” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	23

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
													Ratio of
			Net Realized									Ratio of Net	Expenses
			and								Ratio	Investment	to Average
		Net	Unrealized							Net	of Net	Income/	Net Assets
	Net Asset	Investment	Gains/			Net Realized		Net Asset		Assets	Expenses	(Loss) to	(Excluding
	Value,	Income/	(Losses)	Total from	Net	Gains from		Value,	Total	at End of	to Average	Average	Fee	Portfolio
	Beginning	(Loss)	from	Investment	Investment	Investment	Total	End of	Return	Period	Net	Net	Reductions)	Turnover
	of Period	(a)	Investments	Activities	Income	Transactions	Distributions	Period	(b)	(000’s)	Assets(c)	Assets(c)	(c)	(b),(d)
Class A Shares
Six Months Ended
April 30, 2019 (unaudited)	$9.26	$0.01	$0.70	$0.71	$(0.06)	$—	$(0.06)	$9.91	7.75%	$300	1.25%	0.16%	3.45%	50%
Year Ended October 31, 2018	13.75	0.04	(2.84)	(2.80)	(0.18)	(1.51)	(1.69)	9.26	(23.23)%	218	1.25%	0.35%	4.18%	138%
Year Ended October 31, 2017	11.04	0.18	2.66	2.84	(0.13)	—	(0.13)	13.75	26.09%	896	1.75%	1.45%	3.94%	97%
Year Ended October 31, 2016	9.59	0.10	1.46	1.56	(0.11)	—	(0.11)	11.04	16.29%	181	1.72%	0.98%	3.88%	93%
Period Ended October 31,
2015(e)	10.00	0.10	(0.49)	(0.39)	(0.02)	—	(0.02)	9.59	(3.82)%	156	1.75%	1.03%	3.64%	146%
Class I Shares
Six Months Ended
April 30, 2019 (unaudited)	9.28	0.02	0.71	0.73	(0.18)	—	(0.18)	9.83	7.99%	21,284	0.90%	0.52%	2.97%	50%
Year Ended October 31, 2018	13.76	0.23	(2.99)	(2.76)	(0.21)	(1.51)	(1.72)	9.28 (f)	(22.98)%	77,776	0.90%	2.04%	2.35%	138%
Year Ended October 31, 2017	11.05	0.14	2.73	2.87	(0.16)	—	(0.16)	13.76	26.47%	14,186	1.40%	1.14%	3.66%	97%
Year Ended October 31, 2016	9.62	0.15	1.45	1.60	(0.17)	—	(0.17)	11.05	16.75%	11,114	1.36%	1.55%	3.57%	93%
Period Ended
October 31, 2015(e)	10.00	0.13	(0.49)	(0.36)	(0.02)	—	(0.02)	9.62	(3.49)%	9,461	1.40%	1.33%	3.38%	146%

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	Commencement of operations on November 11, 2014.
(f)

The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

24	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited)

1. Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2019, the Trust is composed of 10 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following four funds (individually a “Fund”, collectively the “Funds”) of the Trust:

Fund	Short Name
HSBC Opportunity Fund	Opportunity Fund
HSBC Opportunity Fund (Class I)	Opportunity Fund (Class I)
HSBC Frontier Markets Fund	Frontier Markets Fund
HSBC Asia ex-Japan Smaller Companies Equity Fund	Asia ex-Japan Fund

The Funds are diversified funds. Financial statements for all other funds of the Trust are published separately.

The HSBC Opportunity Fund and HSBC Opportunity Fund (Class I) (collectively the “Feeder Funds”) are feeder funds in a master-feeder fund structure and each feeder fund seeks to achieve its investment objectives by investing all of its investable assets in the HSBC Opportunity Portfolio (the “Portfolio”), which is a diversified series of the Trust. The Portfolio operates as the master fund in a master-feeder arrangement in which the feeder funds invest all or part of their investable assets in the Portfolio. The Feeder Funds’ proportionate ownership of the Portfolio as of April 30, 2019 was as follows:

Proportionate
Ownership
Interest on
Fund	April 30, 2019 (%)
Opportunity Fund	6.8
Opportunity Fund (Class I)	93.2

The financial statements of the Portfolio, including the Schedules of Portfolio Investments, are included elsewhere in this report. The financial statements of the Portfolio should be read in conjunction with the financial statements of the Feeder Funds.

The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Opportunity Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The Opportunity Fund (Class I) offers one class of shares: Class I Shares. The Frontier Markets Fund and Asia ex-Japan Fund each offer two classes of shares: Class A and Class I. Class A Shares of the Opportunity Fund, Frontier Markets Fund and Asia ex-Japan Fund have a maximum sales charge of 5.00% as a percentage of the offering price. Class B Shares of the Opportunity Fund are offered without any front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC”) ranging from a maximum of 4.00% if redeemed less than one year after purchase to 0.00% if redeemed more than four years after purchase. Class C Shares of the Opportunity Fund are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Opportunity Fund (Class I), Frontier Markets Fund and Asia ex-Japan Fund. Each class of shares in the Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares. Class B Shares of the Opportunity Fund may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment.

HSBC FAMILY OF FUNDS	25

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

The Feeder Funds record investments to the Portfolio on a trade date basis. The Feeder Funds record daily their proportionate share of income, expenses, changes in unrealized appreciation and depreciation and realized gains and losses derived from the Portfolio. In addition, the Feeder Funds accrue their own expenses daily as incurred.

Investment transactions for the Frontier Markets Fund and Asia ex-Japan Fund are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of certain foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation:

The accounting records of the Frontier Markets Fund and Asia ex-Japan Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Frontier Markets Fund and Asia ex-Japan Fund do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities and foreign currency translations.

26	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

Foreign Taxes:

Income received by the Frontier Markets Fund and Asia ex-Japan Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Frontier Markets Fund and Asia ex-Japan Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue foreign capital gains taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Such tax accrual is based in part on actual and estimated realized gains. Estimated realized gains are subject to change and such change could be material. However, management’s conclusions may be subject to future review and change based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

Restricted Securities and Illiquid Securities:

The Frontier Markets Fund and Asia ex-Japan Fund may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser (as defined in Note 4) based on procedures established by the Board of Trustees (the “Board”). Therefore, not all restricted securities are considered illiquid. To the extent that a Fund purchases securities that are restricted as to resale or for which current market quotations are not available, such securities will be valued based upon all relevant factors as outlined in Securities and Exchange Commission (“SEC”) Financial Reporting Release No. 1. Disposal of restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

Participation Notes and Participatory Notes:

The Frontier Markets Fund and Asia ex-Japan Fund may invest in participation notes or participatory notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instruments at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a Fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects a Fund that holds them to counterparty risk (and this risk may be amplified if the Fund purchases P-notes from only a small number of issuers).

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

HSBC FAMILY OF FUNDS	27

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared and distributed semiannually, except for the Frontier Markets Fund and Asia ex-Japan Fund, which distribute dividends to shareholders annually.

Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets
●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Exchange traded, domestic equity securities are valued at the last sale price on a national securities exchange (except the NASDAQ Stock Market), or in the absence of recorded sales, at the readily available closing bid price on such exchanges. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price on the date of valuation. Domestic equity securities that are not traded on an exchange are valued at the quoted bid price in the over-the-counter market. These securities are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded, foreign equity securities are valued in the appropriate currency on the last quoted sale price, or in the absence of recorded sales, at the readily available closing bid price on such exchange. If no sale is available because the country is on holiday the previous day’s last quoted sales price would be utilized. These securities are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchange traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. The time value of the warrants may also be considered by the Investment Adviser, as defined below. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used then would be categorized as Level 2 in the fair value hierarchy.

28	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

P-notes are valued by taking the last sales price of the underlying security on its primary exchange. In the absence of a recorded sale on the underlying security the readily available closing bid price on such exchange will be used. If no sale is available because the country is on holiday the previous day’s last quoted sales price would be utilized. All local prices will be converted to U.S. dollars using the foreign currency exchange rate as of the close of regular trading on the New York Stock Exchange. These instruments are typically categorized as Level 2 in the fair value hierarchy.

Investments in other mutual funds are valued at their NAVs, as reported by such mutual funds and are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations or an independent pricing service evaluation are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ NAV is calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When a Fund uses such a valuation model, the value assigned to the Fund’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Funds to a significant extent.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Feeder Funds record their investments in the Portfolio at fair value, which represents their proportionate ownership of the value of the Portfolios’ net assets. These investments are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolio are recorded at fair value, as discussed more fully in the Notes to Financial Statements of the Portfolio included elsewhere in this report.

The following is a summary of the valuation inputs used as of April 30, 2019 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of country descriptions is disclosed in the Schedule of Portfolio Investments for each Fund:

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
HSBC Opportunity Fund
Investment Securities:
Affiliated Portfolio (a)	—	10,014,685	—	10,014,685
Total Investment Securities	—	10,014,685	—	10,014,685

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
HSBC Opportunity Fund (Class I)
Investment Securities:
Affiliated Portfolio (a)	—	137,731,740	—	137,731,740
Total Investment Securities	—	137,731,740	—	137,731,740

HSBC FAMILY OF FUNDS	29

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
HSBC Frontier Markets Fund
Investment Securities:
Common Stocks
Air Freight & Logistics	451,555	208,628	—	660,183
Food Products	721,369	—	9,132	730,501
Other Common Stocks	8,886,654	—	—	8,886,654
Investment Company	275,947	—	—	275,947
Total Investment Securities	10,335,525	208,628	9,132	10,553,285

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
HSBC Asia ex-Japan Fund
Investment Securities:
Common Stocks
Hotels, Restaurants & Leisure	181,284	239,085	—	420,369
Independent Power and Renewable
Electricity Producers	—	653,545	—	653,545
Real Estate Management & Development	490,665	91,843	—	582,508
Other Common Stocks	19,627,892	—	—	19,627,892
Warrant	—	—	—	—
Investment Company	7,058	—	—	7,058
Right	—	—	— (b)	—
Total Investment Securities	20,306,899	984,473	—	21,291,372

(a)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds’ master-feeder structure, the inputs used to value these instruments are categorized as Level 2.
(b)	Right shares received valued at $0 and are categorized as Level 3.

The Level 3 investments in the Frontier Markets Fund represent a security which had halted trading at period end, for which management applied a 50% discount to the last traded price to reflect the lack of marketability, negative company guidance and changes in the price of a security issued by an affiliate of the issuer. The Level 3 investments in the Asia ex-Japan Fund represent rights received for shares of a spin-off company that are not yet listed and are not trading. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the discount applied to the last traded price would decrease (increase) the fair value measurement.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly-owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Frontier Markets Fund, Asia ex-Japan Fund and the Portfolio pursuant to an Investment Advisory Contract. As Investment Adviser, HSBC manages the investments of the Frontier Markets Fund, Asia ex-Japan Fund and the Portfolio and continuously reviews, supervises, and administers the Frontier Markets Fund, Asia ex-Japan Fund and the Portfolios’ investments. The Opportunity Fund and Opportunity Fund (Class I) are not directly charged any investment management fees. For its services in this capacity, HSBC receives a fee from the Frontier Markets Fund and Asia ex-Japan Fund, accrued daily and paid monthly, based on the average daily net assets of each respective Fund, at annual rate of:

Fund	Fee Rate (%)
Frontier Markets Fund	1.25
Asia ex-Japan Fund	1.00

30	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

HSBC Global Asset Management (UK) Limited (“AMEU”) acts as sub-adviser to the Frontier Markets Fund. AMEU receives a fee, accrued daily and paid monthly, based on average daily net assets of the Frontier Markets Fund at an annual rate of 0.625% from the fees paid to the Investment Adviser.

HSBC Global Asset Management (Hong Kong) Limited (“AMHK”) acts as sub-adviser to the Asia ex-Japan Fund. AMHK receives a fee, accrued daily and paid monthly, based on average daily net assets of the Asia ex-Japan Fund at an annual rate of 0.50% from the fees paid to the Investment Adviser.

HSBC also provides support services to the Frontier Markets Fund and Asia ex-Japan Fund pursuant to a Support Services Agreement in connection with the operation of certain classes of shares of the Frontier Markets Fund and Asia ex-Japan Fund. For its services in this capacity, HSBC is entitled to a fee, accrued daily and paid monthly, based on the average daily net assets of Class A Shares of the Frontier Markets Fund and Asia ex-Japan Fund, at an annual rate of 0.10%. HSBC is not entitled to a support services fee for Class I Shares.

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Administration Services Agreement, HSBC receives from the Funds (as well as other funds in the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trust. For the six-month period ended April 30, 2019, the effective annualized rate was 0.038%, prior to any fee waivers or expense reimbursements, based on the average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust subject to certain allocations in cases where one fund invests some or all of its assets in another fund. For assets invested in the Portfolio by the Feeder Funds, the Portfolio pays half of the administration fee and the Feeder Funds pay half, for a combination of the total fee rate set forth above.

Pursuant to a Sub-Administration Services Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trust’s Sub-Administrator. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth below:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Under a Services Agreement between the Trust and Citi (the “Services Agreement”), Citi makes an individual available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the Services Agreement, the Trust paid Citi $156,958 for the six-month period ended April 30, 2019, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

In addition, Citi provides fund accounting services for each Fund under the Services Agreement. As fund accountant, Citi receives an annual fee per Fund and share class, subject to certain minimums and reimbursements of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services.

HSBC FAMILY OF FUNDS	31

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside”) serves the Trust as Distributor (the “Distributor”). The Trust, on behalf of the Feeder Funds, Frontier Markets Fund and Asia ex-Japan Fund, has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00%, and 1.00% of the average daily net assets of Class A Shares (currently not being charged), Class B Shares (currently charging 0.75%), Class C Shares (currently charging 0.75%) of the applicable funds, respectively. For the six-month period ended April 30, 2019, Foreside, as Distributor, also received $20 in commissions from sales of the Trust.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of Class A Shares, Class B Shares, and Class C Shares of the applicable funds. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed in the aggregate 0.50% annually of the average daily net assets of Class A Shares, and 1.00% of the average daily net assets of Class B Shares and Class C Shares.

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Transfer Agency:

DST provides transfer agency services for each Fund. As transfer agent, DST receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board. The Independent Trustees also receive a fee for each regular, special in-person, and telephonic meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statements of Operations.

Other:

The Funds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative Services.”

The Funds may use related party broker-dealers. For the six-month period ended April 30, 2019, the Asia ex-Japan Fund incurred $771 of brokerage commissions with broker-dealers affiliated with the Adviser.

The Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Funds invest.

32	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2020 the total annual expenses of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and estimated indirect expenses attributable to the Fund’s investments in investment companies. Each Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows:

		Contractual Expense
Fund	Class	Limitations (%)
Opportunity Fund	A	1.65
Opportunity Fund	B	2.40
Opportunity Fund	C	2.40
Opportunity Fund (Class I)	I	1.10
Frontier Markets Fund	A	1.85
Frontier Markets Fund	I	1.50
Asia ex-Japan Fund	A	1.25
Asia ex-Japan Fund	I	0.90

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the six-month period ended April 30, 2019, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of April 30, 2019, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through
Fund	2022 ($)	2021 ($)	2020 ($)	2019 ($)	Total ($)
Opportunity Fund	211,958	390,697	131,244	62,736	796,635
Opportunity Fund (Class I)	269,876	414,357	28,269	—	684,233
Frontier Markets Fund	440,905	878,299	449,360	246,274	2,014,838
Asia ex-Japan Fund	471,814	813,509	282,747	223,130	1,791,200

The Administrator and Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/ reimbursed by the Investment Adviser, Administrator and Citi as Sub-Administrator are reported separately on the Statements of Operations, as applicable.

5. Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the six-month period ended April 30, 2019 were as follows:

	Purchases ($)	Sales ($)
Opportunity Fund	—	—
Opportunity Fund (Class I)	—	—
Frontier Markets Fund	3,803,736	8,362,289
Asia ex-Japan Fund	23,132,309	82,184,547

HSBC FAMILY OF FUNDS	33

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

6. Affiliated Investment Transactions:

A summary of each Fund’s investment in the affiliated funds for the six-month period ended April 30, 2019 is as follows:

				Net	Change in
				Realized	Unrealized		Net
	Value			Gains/	Appreciation/	Value	Income/
	10/31/2018	Contributions	Withdrawals	(Losses)	Depreciation	4/30/2019	(Loss)
	($)	($)	($)	($)	($)	($)	($)
Opportunity Fund
Opportunity Portfolio	9,507,807	374,596	(803,039)	78,815	865,503	10,014,685	(8,997)
Total	9,507,807	374,596	(803,039)	78,815	865,503	10,014,685	(8,997)

Opportunity Fund (Class I)
Opportunity Portfolio	136,677,586	6,073,132	(17,730,063)	204,815	12,629,048	137,731,740	(122,778)
Total	136,677,586	6,073,132	(17,730,063)	204,815	12,629,048	137,731,740	(122,778)

Frontier Markets Fund	—	—	—	—	—	—	—
Asia ex-Japan Fund	—	—	—	—	—	—	—

7. Investment Risks:

Asia Risk: The Asia ex-Japan Fund’s performance is expected to be closely tied to the social, political, economic and regulatory developments within Asia and to be more volatile than the performance of a more geographically diversified mutual fund. Moreover, the economies of certain countries in Asia, including China, differ from the U.S. economy in several ways, including the rate of growth, composition of industries or reliance on natural resources, rates of inflation, capital reinvestment and balance of payments position. As export-driven economies, the economies of these countries are affected by developments in the economies and trade policies of their principal trading partners, including the U.S. Furthermore, flooding, monsoons and other natural disasters also can significantly affect the value of investments

Concentration of Market Risk: To the extent a fund focuses its investments in a specific region or country, the fund will be more susceptible to the market, political, and economic risks and developments of that region or country.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect a Fund’s performance. A Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day.

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade and the relatively new and unsettled securities laws in many frontier market countries.

34	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

Market Risk: The value of a Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or sector of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

8. Federal Income Tax Information:

At April 30, 2019, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
Opportunity Fund	8,576,232	1,513,926	(75,473)	1,438,453
Opportunity Fund (Class I)	117,156,570	20,824,069	(248,899)	20,575,170
Frontier Markets Fund	11,616,378	866,359	(1,929,452)	(1,063,093)
Asia ex-Japan Fund	23,175,439	1,388,909	(3,272,976)	(1,884,067)
____________________

*

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2018, was as follows:

	Distributions paid from
				Total
	Ordinary	Net Long Term	Total Taxable	Distributions
	Income ($)	Capital Gains ($)	Distributions ($)	Paid ($)(1)
Opportunity Fund	1,220,662	—	1,220,662	1,220,662
Opportunity Fund (Class I)	14,495,106	—	14,495,106	14,495,106
Frontier Markets Fund	390,194	—	390,194	390,194
Asia ex-Japan Fund	1,312,827	570,769	1,883,596	1,883,596
____________________

(1)	Total distributions paid may differ from the amount reported in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of the tax year ended October 31, 2018, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

		Undistributed			Accumulated	Unrealized	Total
	Undistributed	Long Term			Capital	Appreciation/	Accumulated
	Ordinary	Capital	Accumulated	Distributions	and Other	(Depreciation)	Earnings/
	Income ($)	Gains ($)	Earnings ($)	Payable ($)	Losses ($)	($)(1)	(Deficit) ($)
Opportunity Fund	214,513	1,365,435	1,579,948	—	—	599,603	2,179,551
Opportunity Fund
(Class I)	3,258,490	17,935,433	21,193,923	—	—	8,315,992	29,509,915
Frontier Markets Fund	216,528	—	216,528	—	(25,101,356)	(3,182,132)	(28,066,960)
Asia ex-Japan Fund	914,698	—	914,698	—	(7,268,820)	(18,939,980)	(25,294,102)
____________________

(1)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

HSBC FAMILY OF FUNDS	35

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

As of the tax year ended October 31, 2018, the Funds have net capital loss carryforwards (CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

	Short Term	Long Term
	Amount ($)	Amount ($)	Total ($)
Opportunity Fund	—	—	—
Opportunity Fund (Class I)	—	—	—
Frontier Markets Fund	7,988,786	17,112,570	25,101,356
Asia ex-Japan Fund	7,268,820	—	7,268,820

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the tax year ended October 31, 2018, the Funds had no deferred losses.

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash losses and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies) do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

9. Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

	Number of shareholders
	with ownership of		Number of shareholders
	voting securities of the		with ownership of
	Portfolio greater than		voting securities of the
	10% and less than 25%	% owned in	Portfolio greater than 25%	% owned in
	of the total Portfolio’s	aggregate	of the total Portfolio’s	aggregate by
	outstanding voting	by 10% - 25%	outstanding voting	greater than 25%
Fund	securities	shareholders	securities	shareholders
Opportunity Fund	—	—	1	71%
Opportunity Fund (Class I)	4	73%	—	—
Frontier Markets Fund	1	27%	1	56%
Asia ex-Japan Fund	—	—	2	99%

10. Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of April 30, 2019.

36 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2019 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and/or shareholder servicing fees and other Fund expenses (including expenses allocated from the Portfolios). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these cost with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 through April 30, 2019.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/18	4/30/19	11/1/18 - 4/30/19	11/1/18 - 4/30/19
Opportunity Fund	Class A Shares	$1,000.00	$1,103.90	$8.09	1.55%
	Class B Shares	1,000.00	1,099.50	11.97	2.30%
	Class C Shares	1,000.00	1,100.70	11.98	2.30%
Opportunity Fund (Class I)	Class I Shares	1,000.00	1,106.20	5.74	1.10%
Frontier Markets Fund	Class A Shares	1,000.00	1,138.30	9.81	1.85%
	Class I Shares	1,000.00	1,140.50	7.96	1.50%
Asia ex-Japan Fund	Class A Shares	1,000.00	1,077.50	6.44	1.25%
	Class I Shares	1,000.00	1,078.70	4.64	0.90%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

HSBC FAMILY OF FUNDS 37

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2019 (Unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/18	4/30/19	11/1/18 - 4/30/19	11/1/18 - 4/30/19
Opportunity Fund	Class A Shares	$1,000.00	$1,017.11	$7.75	1.55%
	Class B Shares	1,000.00	1,013.39	11.48	2.30%
	Class C Shares	1,000.00	1,013.39	11.48	2.30%
Opportunity Fund (Class I)	Class I Shares	1,000.00	1,019.34	5.51	1.10%
Frontier Markets Fund	Class A Shares	1,000.00	1,015.62	9.25	1.85%
	Class I Shares	1,000.00	1,017.36	7.50	1.50%
Asia ex-Japan Fund	Class A Shares	1,000.00	1,018.60	6.26	1.25%
	Class I Shares	1,000.00	1,020.33	4.51	0.90%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

38 HSBC FAMILY OF FUNDS

Portfolio Reviews
Portfolio Composition*
April 30, 2019 (Unaudited)

HSBC Opportunity Portfolio
Percentage of
Investment Allocation	Investments at Value (%)
Software	11.1
IT Services	9.6
Biotechnology	8.0
Machinery	5.7
Life Sciences Tools & Services	4.4
Specialty Retail	4.1
Aerospace & Defense	4.1
Oil, Gas & Consumable Fuels	4.0
Semiconductors & Semiconductor Equipment	4.0
Equity Real Estate Investment Trusts	3.5
Capital Markets	3.1
Professional Services	3.0
Entertainment	2.7
Chemicals	2.6
Health Care Equipment & Supplies	2.6
Road & Rail	2.4
Pharmaceuticals	2.2
Insurance	2.2
Thrifts & Mortgage Finance	2.2
Building Products	2.2
Investment Companies	2.1
Health Care Providers & Services	1.8
Containers & Packaging	1.5
Banks	1.5
Household Durables	1.4
Textiles, Apparel & Luxury Goods	1.4
Technology Hardware, Storage & Peripherals	1.3
Communications Equipment	1.3
Real Estate Management & Development	1.1
Food & Staples Retailing	1.0
Hotels, Restaurants & Leisure	1.0
Construction Materials	0.9
Total	100.0
____________________

*	Portfolio composition is subject to change.

HSBC FAMILY OF FUNDS 39

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments — as of April 30, 2019 (Unaudited)

Common Stocks — 98.0%

	Shares	Value ($)
Aerospace & Defense — 4.1%
Teledyne Technologies, Inc.(a)	11,540	2,867,805
TransDigm Group, Inc.(a)	6,617	3,192,835
		6,060,640
Banks — 1.5%
East West BanCorp, Inc.	43,510	2,239,895
Biotechnology — 7.9%
Acceleron Pharma, Inc.(a)	47,030	1,915,532
Agios Pharmaceuticals, Inc.(a)	27,730	1,550,662
Alnylam Pharmaceuticals, Inc.(a)	25,070	2,239,753
Blueprint Medicines Corp.(a)	13,100	990,491
Clovis Oncology, Inc.(a)	52,580	960,637
Exact Sciences Corp.(a)	11,470	1,131,974
Rocket Pharmaceuticals, Inc.(a)	39,160	726,810
Sarepta Therapeutics, Inc.(a)	18,980	2,219,521
		11,735,380
Building Products — 2.2%
Lennox International, Inc.	12,025	3,264,186
Capital Markets — 3.1%
LPL Financial Holdings, Inc.	24,420	1,809,278
Raymond James Financial, Inc.	30,300	2,774,571
		4,583,849
Chemicals — 2.6%
Orion Engineered Carbons SA	72,250	1,464,508
W.R. Grace & Co.	31,265	2,363,009
		3,827,517
Communications Equipment — 1.3%
Lumentum Holdings, Inc.(a)	31,280	1,938,422
Construction Materials — 1.0%
Summit Materials, Inc., Class A(a)	80,121	1,403,720
Containers & Packaging — 1.5%
Avery Dennison Corp.	20,580	2,277,177
Entertainment — 2.7%
Madison Square Garden Co.,
Class A(a)	7,643	2,387,979
World Wrestling Entertainment, Inc.	18,360	1,539,486
		3,927,465
Equity Real Estate Investment Trusts — 3.5%
QTS Realty Trust, Inc.	61,870	2,805,804
Sun Communities, Inc.	19,270	2,371,752
		5,177,556
Food & Staples Retailing — 1.0%
Performance Food Group Co.(a)	37,120	1,520,064
Health Care Equipment & Supplies — 2.6%
Haemonetics Corp.(a)	17,160	1,497,725
STERIS plc	17,635	2,309,832
		3,807,557
Health Care Providers & Services — 1.8%
Quest Diagnostics, Inc.	27,430	2,643,703
Hotels, Restaurants & Leisure — 1.0%
Eldorado Resorts, Inc.(a)	29,070	1,435,186
Household Durables — 1.5%
Pulte Group, Inc.	68,120	2,143,055
Insurance — 2.2%
Arthur J. Gallagher & Co.	39,500	3,302,990
IT Services — 9.6%
Black Knight, Inc.(a)	59,150	3,337,243
Global Payments, Inc.	15,480	2,261,164
Godaddy, Inc., Class A(a)	37,160	3,028,540
Total System Services, Inc.	34,440	3,521,145
Twilio, Inc.(a)	14,080	1,930,931
		14,079,023
Life Sciences Tools & Services — 4.4%
BIO-RAD Laboratories, Inc.,
Class A(a)	8,240	2,479,663
Charles River Laboratories
International, Inc.(a)	12,630	1,774,136
Mettler-Toledo International, Inc.(a)	2,973	2,215,658
		6,469,457
Machinery — 5.7%
Crane Co.	29,180	2,481,760
Flowserve Corp.	39,410	1,932,272
Meritor, Inc.(a)	67,140	1,628,816
Woodward, Inc.	21,700	2,363,130
		8,405,978
Oil, Gas & Consumable Fuels — 4.0%
Diamondback Energy, Inc.	25,180	2,678,900
PBF Energy, Inc.	57,270	1,923,127
WPX Energy, Inc.(a)	99,320	1,379,555
		5,981,582
Pharmaceuticals — 2.2%
The Medicines Co.(a)	103,640	3,311,298
Professional Services — 3.0%
CoStar Group, Inc.(a)	5,137	2,549,236
Transunion	26,600	1,852,690
		4,401,926
Real Estate Management & Development — 1.1%
Newmark Group, Inc.	199,170	1,696,928
Road & Rail — 2.4%
J. B. Hunt Transportation
Services, Inc.	23,205	2,192,408
Old Dominion Freight Line, Inc.	9,470	1,413,682
		3,606,090
Semiconductors & Semiconductor Equipment — 4.0%
Entegris, Inc.	39,700	1,622,142
Marvell Technology Group, Ltd.	58,640	1,467,173
On Semiconductor Corp.(a)	120,920	2,788,415
		5,877,730
Software — 11.1%
Ceridian HCM Holding, Inc.(a)	24,020	1,276,663
Envestnet, Inc.(a)	27,730	1,968,553
Fortinet, Inc.(a)	30,270	2,827,823
Guidewire Software, Inc.(a)	28,630	3,049,095
New Relic, Inc.(a)	15,600	1,641,744
RealPage, Inc.(a)	49,750	3,244,197
Splunk, Inc.(a)	16,545	2,283,872
		16,291,947
40	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments — as of April 30, 2019 (Unaudited) (continued)

Common Stocks, continued

	Shares	Value ($)
Specialty Retail — 4.1%
Burlington Stores, Inc.(a)	12,770	2,156,981
Children’s Place, Inc. (The)	14,770	1,666,351
Five Below, Inc.(a)	15,350	2,247,087
		6,070,419
Technology Hardware, Storage & Peripherals — 1.3%
Pure Storage, Inc., Class A(a)	85,100	1,945,386
Textiles, Apparel & Luxury Goods — 1.4%
Ralph Lauren Corp.	16,220	2,134,228
Thrifts & Mortgage Finance — 2.2%
Essent Group, Ltd.(a)	68,800	3,264,560
TOTAL COMMON STOCKS
(Cost $122,253,793)		144,824,914

Investment Company — 2.1%

Northern Institutional Government
Select Portfolio, Institutional
Shares, 2.28%(b)	3,103,701	3,103,701
TOTAL INVESTMENT COMPANY
(Cost $3,103,701)		3,103,701
TOTAL INVESTMENTS
IN SECURITIES
(Cost $125,395,047) — 100.1%		147,928,615
Other Assets (Liabilities) – (0.1)%		(182,190)
NET ASSETS – 100%		$147,746,425
____________________

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one day yield that was in effect on April 30, 2019.

See notes to financial statements.	HSBC FAMILY OF FUNDS	41

HSBC FAMILY OF FUNDS

Statement of Assets and Liabilities—as of April 30, 2019 (Unaudited)

HSBC
Opportunity
Portfolio
Assets:
Investment in securities, at value	$147,928,615
Dividends receivable	17,323
Prepaid expenses	475
Total Assets	147,946,413

Liabilities:
Accrued expenses and other liabilities:
Investment Management	29,886
Sub-Advisory	65,746
Administration	2,307
Accounting	7,071
Custodian	4,600
Printing	1,753
Professional	82,624
Trustee	2,799
Other	3,202
Total Liabilities	$199,988

Net Assets Applicable to investors’ beneficial interest	$147,746,425
Investments in securities, at cost	$125,395,047

42	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statement of Operations—For the six months ended April 30, 2019 (Unaudited)

HSBC
Opportunity
Portfolio
Investment Income:
Dividends	$632,563
Foreign tax withholding	(3,363)
Total Investment Income	629,200

Expenses:
Investment Management Fees	172,120
Sub-Advisory Fees	378,666
Administration	13,280
Accounting	27,727
Compliance Services	15,565
Custodian	18,566
Printing	803
Professional	80,156
Trustee	41,125
Other	12,967
Total Expenses	760,975

Net Investment Income/(Loss)	$(131,775)

Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment securities	283,630
Change in unrealized appreciation/depreciation on investment securities	13,494,551

Net realized/unrealized gains/(losses) on investments	13,778,181
Change in Net Assets Resulting from Operations	$13,646,406

See notes to financial statements.	HSBC FAMILY OF FUNDS	43

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC Opportunity Portfolio
	Six Months
	Ended	For the
	April 30, 2019	year ended
	(Unaudited)	October 31, 2018
Investment Activities:
Operations:
Net investment income/(loss)	$(131,775)	$(527,575)
Net realized gains/(losses) from investments	283,630	24,051,438
Change in unrealized appreciation/depreciation on investments	13,494,551	(13,845,082)
Change in net assets resulting from operations	13,646,406	9,678,781
Proceeds from contributions	6,447,728	19,843,046
Value of withdrawals	(18,533,102)	(21,193,603)
Change in net assets resulting from transactions in investors’ beneficial interest	(12,085,374)	(1,350,557)
Change in net assets	1,561,032	8,328,224

Net Assets:
Beginning of period	146,185,393	137,857,169
End of period	$147,746,425	$146,185,393

44	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC OPPORTUNITY PORTFOLIO
Financial Highlights

		Ratios/Supplementary Data
				Ratio of Net
				Investment
			Ratio of Net	Income
		Net Assets at	Expenses to	(Loss) to
	Total	End of Period	Average Net	Average Net	Portfolio
	Return(a)	(000’s)	Assets(b)	Assets (b)	Turnover(a)
HSBC OPPORTUNITY PORTFOLIO
Six Months Ended April 30, 2019 (unaudited)	10.58%	$147,185	1.11%	(0.19)%	41%
Year Ended October 31, 2018	6.99%	146,185	1.04%	(0.34)%	77%
Year Ended October 31, 2017	29.79%	137,857	0.91%	(0.15)%	80%
Year Ended October 31, 2016	(3.14)%	151,228	0.89%	(0.01)%	96%
Year Ended October 31, 2015	(1.57)%	237,595	0.88%	(0.19)%	63%
Year Ended October 31, 2014	12.26%	222,581	0.88%	(0.37)%	66%

(a)	Not Annualized for periods less than one year.
(b)	Annualized for periods less than one year.

See notes to financial statements.	HSBC FAMILY OF FUNDS	45

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited)

1. Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2019, the Trust is composed of 10 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the HSBC Opportunity Portfolio (the “Portfolio”):

The Portfolio operates as a master fund in a master-feeder arrangement, in which the two feeder funds invest all or part of their investable assets in the Portfolio. The Agreement and Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolio.

The Portfolio is a diversified series of the Trust. Financial statements for all other funds of the Trust are published separately.

The following represents each feeder fund’s proportionate ownership interest in the Portfolio:

Proportionate
Ownership
Interest on
Feeder Fund	April 30, 2019 (%)
Opportunity Fund	6.8
Opportunity Fund (Class I)	93.2

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Portfolio. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust believes the risk of loss to be remote.

The Portfolio is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Portfolio records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

46	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

The Portfolio makes an allocation of its investment income, expenses and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio on the date of such accrual or gain/loss.

Restricted Securities and Illiquid Securities:

The Portfolio may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser (as defined in Note 4) based on procedures established by the Board. Therefore, not all restricted securities are considered illiquid. To the extent that the Portfolio purchases securities that are restricted as to resale or for which current market quotations are not available, such securities will be valued based upon all relevant factors as outlined in SEC Financial Reporting Release No. 1. Disposal of restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Portfolio.

Allocations:

Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses not directly attributable to the Portfolio are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis.

Federal Income Taxes:

The Portfolio is treated as a partnership for U.S. federal income tax purposes. Accordingly, the Portfolio passes through all of its net investment income and gains and losses to its feeder funds, and is therefore not subject to U.S. federal income tax. As such, feeder funds are allocated for tax purposes their respective share of the Portfolio’s ordinary income and realized gains or losses. It is intended that the Portfolio will continue to be managed in such a way that its feeder funds will be able to satisfy the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies.

Management of the Portfolio has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3. Investment Valuation Summary

The valuation techniques employed by the Portfolio, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Portfolio’s investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets
●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

HSBC FAMILY OF FUNDS	47

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

Exchange traded domestic equity securities are valued at the last sale price on a national securities exchange (except the NASDAQ Stock Market), or in the absence of recorded sales, at the readily available closing bid price on such exchanges. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price on the date of valuation. Domestic equity securities that are not traded on an exchange are valued at the quoted bid price in the over-the-counter market. These securities are typically categorized as Level 1 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Investments in other mutual funds are valued at their net asset values (“NAVs”), as reported by such mutual funds and are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations or an independent pricing service evaluation are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by the Portfolio include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

As of April 30, 2019, all investments were categorized as Level 1 in the fair value hierarchy. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Portfolio. As Investment Adviser, HSBC manages the investments of the Portfolio and continuously reviews, supervises, and administers the Portfolio’s investments pursuant to an Investment Advisory Contract. Westfield Capital Management Company, L.P. (“Westfield”) serves as subadviser for the Portfolio and is paid for its services directly by the Portfolio.

For their services, the Investment Adviser and Westfield receive in aggregate, a fee, accrued daily and paid monthly, at an annual rate of 0.80% of the Portfolio’s average daily net assets. Currently, the Investment Adviser’s contractual fee is 0.25% and Westfield’s contractual fee is 0.55%.

Administration, Fund Accounting and Other Services:

HSBC also serves the Portfolio as Administrator. Under the terms of the Administration Services Agreement, HSBC receives from the Portfolio (as well as other funds in the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

48	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trust, however, the assets of the funds of the HSBC Funds that invest in the Portfolio are not double-counted. For the six-month period ended April 30, 2019, the effective annualized rate was 0.038%, prior to any fee waivers or expense reimbursements, based on the average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust. For assets invested in the Portfolio by the HSBC Funds, the Portfolio pays half of the administration fee and the feeder funds pay half of the administration fee, for a combination of the total fee rate set forth above.

Pursuant to a Sub-Administration Services Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trust’s Sub-Administrator. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth below:

Based on Average Daily Net Assets of Fee Rate(%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Under a Services Agreement between the Trust and Citi (the “Services Agreement”), Citi makes an individual available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the Services Agreement, the Trust paid Citi $156,958 for the six-month period ended April 30, 2019, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by the Portfolio are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

In addition, Citi provides fund accounting services for the Portfolio under the Services Agreement. For its services to the Portfolio, Citi receives an annual fee per portfolio, subject to certain minimums and reimbursement of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board. The Independent Trustees also receive a fee for each regular, special in-person, and telephonic meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statements of Operations.

Other:

The Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser. For the six-month period ended April 30, 2019, the Portfolio did not purchase any such securities.

The Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Portfolio invest.

5. Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the six-month period ended April 30, 2019 were as follows:

	Purchases ($)	Sales ($)
Opportunity Portfolio	57,170,702	68,966,843

HSBC FAMILY OF FUNDS	49

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

6. Federal Income Tax Information:

At April 30, 2019, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
Opportunity Portfolio	125,998,315	26,661,763	(4,731,463)	21,930,300
____________________

*	The difference between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

7. Investment Risks:

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Portfolio's performance. The Portfolio may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day.

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

Market Risk: The value of the Portfolio’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or sector of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Portfolio’s investments in a different country or geographic region.

8. Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of April 30, 2019.

50	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trust (each, a “Fund”) and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

The Independent Trustees met separately on November 9, 2018 (in person), and the Board met on December 12-13, 2018 (in person) (each, a “Meeting,” and together, the “Meetings”) to consider, among other matters, the approval of the continuation of the: (i) Investment Advisory Contract and related Supplements (“Advisory Contracts”) between the Trust and the Adviser and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) on behalf of one or more of the Funds.

Prior to the Meetings, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser and certain of the Sub-Advisers; (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers; (ix) regulatory developments, including rulemaking initiatives of the U.S. Securities and Exchange Commission (“SEC”); and (x) other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements.

The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including during the November 9, 2018 Meeting. During the November 9, 2018 Meeting and prior to voting to continue the Agreements, the Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the Meetings; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trust’s arrangements with the unaffiliated Sub-Adviser to the Trust, Westfield Capital Management Company, LP (“Westfield”); (iv) the Trust’s arrangements with the affiliated Sub-Advisers to the Trust, HSBC Global Asset Management (UK) Limited, HSBC Global Asset Management (France) Limited and HSBC Global Asset Management (Hong Kong) Limited; (v) the fees paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operational Support Services Agreement, and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (vi) regulatory considerations; (vii) the Adviser’s multi-manager function and the level of oversight services provided to the HSBC Opportunity Portfolio; (viii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (ix) the Adviser’s profitability and direct and indirect expenses; (x) a presentation by the Adviser’s Global Chief Investment Officer of Fixed Income regarding the strategy and outlook of the HSBC Emerging Markets Debt Fund, the HSBC Global High Yield Bond Fund and HSBC Global High Income Bond Fund; and (xi) additional information provided by the Adviser at the request of the Independent Trustees, following the November 9, 2018 Meeting.

HSBC FAMILY OF FUNDS	51

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

In addition, the Board took into consideration its overall experience with the Adviser and the Sub-Advisers, and its experience with them during the prior year, as well as information contained in the various written and oral reports provided to the Board, including but not limited to quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and certain of the Sub-Advisers. As a result of this process, at the in-person meeting held on December 12-13, 2018, the Board unanimously agreed to approve the continuation of the Agreements with respect to each Fund. The Board reviewed materials and made their respective determinations on a Fund-by-Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided (or to be provided) by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the assets of the HSBC Family of Funds; (iv) the Adviser’s ongoing commitment to implement rulemaking initiatives of the SEC, including the SEC’s liquidity risk management and data modernization rules and rule amendments; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel; and (vi) the support, in terms of personnel, allocated by the Adviser to the Funds.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s plans for increasing the competitive yield for the Money Market Funds, as previously discussed with the Board. Also, the Board considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Advisers provide (or will provide) to their respective Funds. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Advisers supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Advisers.

In the context of the HSBC Opportunity Portfolio, the Board discussed Fund expenses, including the sub-advisory fees paid to Westfield, recent performance, recent performance as compared to the competitive peers of the HSBC Opportunity Portfolio, Westfield’s efforts to obtain best execution, and volatility information.

In the context of the HSBC Emerging Markets Debt Fund, HSBC Frontier Markets Fund, HSBC Asia ex-Japan Smaller Companies Equity Fund, HSBC Global High Yield Bond Fund, and HSBC Global High Income Bond Fund, the Board evaluated each Fund’s performance against the comparative data provided by Strategic Insight. The Independent Trustees also considered the Adviser’s commentary on this comparative data.

The Board also considered each Fund’s current expense ratios compared to its peers, and the current asset size of each Fund. In addition, with respect to the HSBC Frontier Markets Fund, the Board considered the changes to the Fund’s contractual expense limits which reduced the total annual operating expenses of each share class of the Fund.

52 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance, and that the returns of the Funds were similar to their competitors.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Advisers.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Advisers, as available; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Opportunity Portfolio, the Board considered the sub-advisory fee structures, and any applicable breakpoints. In addition, the Board discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the Sub-Advisers pursuant to the Sub-Advisory Contracts. The Board also considered information on profitability where provided by the Sub-Advisers.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the Meeting (including a separate unanimous vote of the Independent Trustees present in person at the Meeting) approved the continuation of each Agreement.

HSBC FAMILY OF FUNDS 53

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2019 (Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 through April 30, 2019.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/18	4/30/19	11/1/18 - 4/30/19	11/1/18 - 4/30/19
Opportunity Portfolio	$1,000.00	$1,105.80	$5.80	1.11%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/18	4/30/19	11/1/18 - 4/30/19	11/1/18 - 4/30/19
Opportunity Portfolio	$1,000.00	$1,019.29	$5.56	1.11%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

54 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Other Information (Unaudited)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the SEC’s website at http://www.sec.gov.

The Funds file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter with the SEC on Form N-Port. Portfolio holdings information for the third month of each fiscal quarter is available on the SEC’s website at http://www.sec.gov. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC FAMILY OF FUNDS 55

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISER

HSBC Opportunity Portfolio
Westfield Capital Management Company, L.P.
One Financial Center
Boston, MA 02111

HSBC Frontier Markets Fund
HSBC Global Asset Management (UK) Limited 78 St. James
Street London, United Kingdom, SW1A 1EJ

HSBC Asia ex-Japan Smaller Companies Equity Fund
HSBC Global Asset Management (Hong Kong) Limited
Level 22, HSBC Main Building 1
Queen’s Road Central, Hong Kong SAR

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 8106
Boston, MA 02266-8106
1-800-782-8183

TRANSFER AGENT

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P.
Three Canal Plaza, Suite
100 Portland, ME 04101

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.investorfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-RTL-0619	06/19

HSBC Funds

Semi-Annual Report
April 30, 2019

FIXED INCOME FUNDS	Class A	Class I
HSBC Emerging Markets Debt Fund	HCGAX	HCGIX
HSBC High Yield Fund	HBYAX	HBYIX
(formerly the HSBC Global High Yield Bond Fund)
HSBC Strategic Income Fund	HBIAX	HBIIX
(formerly the HSBC Global High Income Bond Fund)

HSBC Family of Funds
Semi-Annual Report - April 30, 2019

Glossary of Terms	2
Commentary From the Investment Manager	3
Portfolio Reviews	4
Portfolio Composition	10

Schedules of Portfolio Investments

HSBC Emerging Markets Debt Fund	12
HSBC High Yield Fund	21
HSBC Strategic Income Fund	29
Statements of Assets and Liabilities	38
Statements of Operations	40
Statements of Changes in Net Assets	41
Financial Highlights	45
Notes to Financial Statements	48
Investment Adviser Contract Approval	66
Table of Shareholder Expenses	69
Other Information	71

Glossary of Terms

Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole. Beta is used in the capital asset pricing model, which calculates the expected return of an asset based on its beta and expected market returns.

Bloomberg Barclays Global Aggregate Index is an index that is the measure of the global investment-grade debt from 24 local currency markets, which include treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

Emerging Markets Debt Composite Index is a blended index comprised of J.P. Morgan Emerging Markets Bond Index Global (50%) and J.P. Morgan Government Bond Index–Emerging Markets Global Diversified (50%).

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

Gulf Cooperation Council is a political and economic alliance of six countries in the Arabian Peninsula: Bahrain, Kuwait, Oman, Qatar, Saudi Arabia and the United Arab Emirates.

ICE BofA Merrill Lynch BB-B Global High Yield Constrained Index (USD Hedged) is an index that tracks the performance of the United States Dollar, Canadian Dollar, British Pound, and Euro denominated below investment-grade corporate debt publicly issued in the major domestic or Eurobond markets.

ICE BofA Merrill Lynch U.S. High Yield Constrained Index is an index that contains all of the securities in the ICE BofA Merrill Lynch U.S. High Yield Index, but caps issuer exposure at 2%. The ICE BofA Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.

J.P. Morgan Emerging Markets Bond Index Global is an index that tracks returns for USD-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds, and local market instruments.

J.P. Morgan Government Bond Index-Emerging Markets Global Diversified is a comprehensive global emerging markets fixed income index that consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across 21 developed markets countries, excluding the U.S. and Canada.

MSCI Emerging Markets Index is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets.

Purchasing Managers’ Index (“PMI”) is an indicator of the economic health of the manufacturing sector. The PMI is based on five major indicators: new orders, inventory levels, production, supplier deliveries, and the employment environment.

Russell 2000® Index is an index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Standard & Poor’s 500 (“S&P 500”) Index is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2	HSBC FAMILY OF FUNDS

Commentary From the Investment Manager (Unaudited)
HSBC Global Asset Management (USA) Inc.

Global Economic Review

Global economic volatility characterized the six-month period between November 1, 2018 and April 30, 2019. Economic growth in the U.S. offset declines in other major developed economies, as global manufacturing weakened overall during the period despite a temporary rebound in March. Global equities showed growth toward the end of the period and a more dovish monetary policy outlook produced a significant recovery in risk assets in the first quarter of 2019.

Global equity markets posted sharp declines in the final months of 2018, driven by manufacturing concerns in the eurozone and fears of a recession in the U.S. Despite strong global growth and continued economic growth in the U.S., slowdowns in the eurozone, Japan and many emerging markets heightened investor concerns. A flattening U.S. yield curve late in 2018 added to these concerns despite strong macroeconomic and corporate fundamentals in the U.S.

Investor confidence returned in early 2019, in part due to easing monetary policy in the U.S. and China. China led the schedule in early January with its decision to loosen its monetary policy in early 2019. Meanwhile, the U.S. Federal Reserve (the Fed) pivoted to a dovish stance in January after raising rates in December, signaling an end to rate hikes for the near future. Renewed investor appetite for risk found additional support from the U.S. economy’s positive fundamentals, helping to drive robust gains in U.S. equity markets for the remainder of the period. Most major market indices in developed and emerging markets produced positive returns over the six-month period under review.

In March 2019, the U.S. yield curve became inverted, triggering recession concerns. This inversion was limited to a narrow section of the yield curve and was to a lesser degree than inversions seen prior to the last three recessions. To some analysts, this suggested the possibility of a cyclical slowdown rather than a full-blown recession.

U.S. gross domestic product (GDP)1 grew at a rate of 2.2% in the fourth quarter of 2018. A preliminary estimate puts GDP growth at 3.2% for the first quarter of 2019. The U.S. labor market remained tight throughout the period as the unemployment rate dropped to 3.6% in April, its lowest point since 2000. Wage growth fell moderately from December through March before recovering slightly in April.

The eurozone entered the period in the third month of a slowdown which extended throughout the period. Concerns about the health of the German manufacturing sector rose on the back of weak factory orders and Purchasing Managers’ Index1 data. However, by the end of the period, German manufacturing showed signs of resilience. The attenuated negotiations over the United Kingdom’s exit from the eurozone (commonly referred to as Brexit) continue to weigh on UK economic performance, as “no-deal,” “deal” or “no Brexit” options all remain on the table. This has generated a great deal of uncertainty for businesses and investors alike. The extent of the impact of Brexit in the UK and in global markets as well as any associated adverse consequences remain unclear. Despite the eurozone’s economic underperformance during the period, labor markets remained strong.

Between December and February, Japan’s cyclical indicators all fell to their lowest levels since early 2016, before bouncing back slightly in March. Soft global trade has weighed on the country’s economy due to its exposure to China. The metrics used by the Bank of Japan to assess underlying inflation trends have weakened since the beginning of 2018, but inflation has remained low due to demographics and behavioral biases among consumers and businesses.

China’s economy faced softness due to macroeconomic headwinds through the first part of the period, as manufacturing export and domestic orders deteriorated and industrial profits fell. A rebound in the manufacturing sector drove a broad-based recovery in March, but the gap between new domestic and export orders remains wide. Changing prospects of a trade deal between the U.S. and China have also caused sentiment to fluctuate within the Chinese manufacturing sector.

Overall, emerging market returns have been relatively strong since early December 2018, with manufacturing sectors in some markets, particularly Asia, showing a rise in new orders. Semiconductor exports out of Korea and Taiwan showed signs of stabilization in March after deteriorating significantly from the fourth quarter of 2018 through February 2019.

Market review

Global equity markets generally did relatively well for the period, with MSCI Emerging Markets Index1 returning 13.90% during the period. The MSCI EAFE Index1 of developed market international stocks produced a 7.73% return. U.S. stocks generally outperformed international markets during the period.

U.S. equities experienced volatility during the period under review, but ultimately ended the period higher. Declines at the beginning of the period accelerated following the Fed’s rate hike in December, before rebounding in the final days of 2018 and recovering steadily through the end of the period. The S&P 500 Index1 of large company stocks returned 9.76% during the six-month period, outpacing the Russell 2000® Index1 of small and mid-sized company stocks, which rose 6.06% during the period.

Global fixed income markets generally did well on the back of looser monetary policy from the two largest economies in the world. The Bloomberg Barclays Global Aggregate Index1, which tracks investment-grade debt in 24 local currency markets, returned 4.28% for the period. Emerging markets debt, in particular, benefited from falling Treasury yields. The J.P. Morgan Emerging Markets Bond Index Global1 returned 7.86%.

U.S. fixed income investments generally outperformed their global counterparts amid the Fed’s more dovish tone, but not emerging markets. The Bloomberg Barclays U.S. Aggregate Bond Index1 total return, which tracks the broad investment-grade fixed-income market, posted a 5.49% return in the period.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS	3

Portfolio Reviews (Unaudited)
HSBC Emerging Markets Debt Fund
(Class A Shares and Class I Shares)

by Nishant Upadhyay, Senior Vice President, Head of Emerging Markets Debt Portfolio Management
Zeke Diwan, Senior Vice President/Senior Portfolio Manager
Billy Lang, Vice President/Portfolio Manager
Scott Davis, Vice President/Portfolio Manager

The HSBC Emerging Markets Debt Fund (the “Fund”) seeks to maximize total return (comprised of capital appreciation and income). Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in fixed income instruments of issuers that economically are tied to emerging markets. The Fund will invest in instruments issued by foreign governments, government agencies and corporations. The Fund generally invests in both U.S. dollar denominated instruments as well as emerging market local currency denominated instruments.

Investment Concerns

There is no assurance that a portfolio will achieve its investment objective or will work under all market conditions. The value of investments may go down as well as up and you may not get back the amount originally invested. Portfolios may be subject to certain additional risks, which should be considered carefully along with their investment objectives and fees. Investments in foreign markets entail special risks such as currency, political, economic, and market risks. The risks of investing in emerging markets countries are greater than the risks generally associated with foreign investments. Fixed income securities are subject to credit and interest rate risk. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. In a declining interest rate environment, the portfolio may generate less income. In a rising interest rate environment, bond prices may fall. Investments in high-yield securities are often considered speculative investments and have significantly higher credit risk than investment-grade securities. The prices of high-yield securities, which may be less liquid than higher-rated securities, may be more vulnerable to adverse market, economic or political conditions. Non-diversified funds focus investments in a small number of issuers, industries, foreign currencies or particular countries or regions, which increase the risks associated with a single economic, political, or regulatory occurrence. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2019, the Fund returned 6.77% (without sales charge) for the Class A Shares and 6.98% for the Class I Shares. That compared to a 7.46% total return for the Fund’s benchmark, the Emerging Markets Debt Composite Index, and 7.86% return for the J.P. Morgan Emerging Markets Bond Index Global1 (a hard currency index) and a 7.00% return for the J.P. Morgan Government Bond Index–Emerging Markets Global Diversified Index1 (a local currency index), for the same period.

Portfolio Performance

Heightened volatility caused investors to shy away from risk during the end of 2018. Those concerns, combined with a strong U.S. economy, caused U.S. Treasuries to decline sharply in late 2018. Emerging market hard currency and local debt assets trade at a premium to Treasury yields and yields on developed market bonds. Therefore, as Treasury yields fell, emerging markets debt yields fell as well, which caused a gain in prices and drove positive performance. Emerging market hard currency and local debt assets also benefited from easing trade tensions between the U.S. and China. At the beginning of 2019, investor attitude shifted toward taking on more risk after the U.S. Federal Reserve Board (the Fed) decided against raising interest rates. The dovish tone from the Federal Reserve caused U.S. Treasury yields to decline, supporting USD-denominated fixed-income assets. Hard currency assets have outperformed the J.P. Morgan Emerging Markets Bond Index, Global so far in 2019. Local assets posted positive returns overall during the period under review despite negative returns from February through April as a result of U.S. dollar strength, investor pullback after strong returns in January and idiosyncratic country risk.

The Fund underperformed its blended benchmark for the period. An overweight allocation to Argentina detracted significantly amid fears that ex-President Cristina Fernandez de Kirchner may win the presidential election in October 2019 and the country will default on its debt. The portfolio’s underweight position in hard currency duration also detracted from relative performance, as U.S. 10-year Treasury yields fell during the period. Given the decline in emerging market local asset yields over the period, the Fund’s overall underweight to local rate duration also detracted from relative performance. The Fund held an underweight allocation to local debt in Chile and Thailand to hedge against U.S. rate risk. These positions detracted from relative return. However, these losses were offset by gains from overweight allocations to Brazilian and Indonesian local debt.†

The Fund benefited from security selection among its hard currency holdings. Overweight allocations to Turkey and Gulf Cooperation Council1 countries added to relative returns. An underweight allocation to expensive investment-grade countries and a focus on longer-dated bonds in Colombia also added to relative results. Within local debt, a tactical position to the Colombian peso that was added in late 2018 boosted performance after it was closed in February before the emerging markets currency rally lost momentum.†

The Fund benefited from the use of derivatives such as futures, forward foreign exchange contracts and credit default swaps.†

†     Portfolio composition is subject to change.
1     For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

4	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Emerging Markets Debt Fund

			Average Annual			Expense
Fund Performance			Total Return (%)			Ratio (%)[2]
	Inception	Six	1	5	Since
As of April 30, 2019	Date	Months*	Year	Year	Inception	Gross	Net
HSBC Emerging Markets Debt Fund Class A1	4/7/11	1.68	-6.32	1.89	3.79	2.36	0.85
HSBC Emerging Markets Debt Fund Class I	4/7/11	6.98	-1.36	3.24	4.79	2.01	0.50
Emerging Markets Debt Composite Index[3]	—	7.46	0.08	1.80	2.67	N/A	N/A
J.P. Morgan Emerging Markets Bond Index Global[3]	—	7.86	5.19	4.51	5.58	N/A	N/A
J.P. Morgan Government Bond Index–Emerging
Markets Global Diversified[3]	—	7.00	-4.93	-0.97	-0.30	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2020.

*	Aggregate total return.
1	Reflects the maximum sales charge of 4.75%.
2

Reflects the expense ratio as reported in the prospectus dated January 31, 2019, supplement and restated April 2, 2019. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.85% and 0.50% for Class A Shares and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2020. Additional information pertaining to the April 30, 2019 expense ratios can be found in the financial highlights.

3	For additional information, please refer to the Glossary of Terms.

The performance of the Fund is measured against the Emerging Markets Debt Composite Index, which is a blend of J.P. Morgan Emerging Markets Bond Index Global (50%) and J.P. Morgan Government Bond Index–Emerging Markets Global Diversified (50%). The J.P. Morgan Emerging Markets Bond Index Global tracks returns for USD-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds, and local market instruments. The J.P. Morgan Government Bond Index–Emerging Markets Global Diversified is a comprehensive global emerging markets fixed income index that consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The performance of the indexes does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS	5

Portfolio Reviews (Unaudited)
HSBC High Yield Fund (formerly the HSBC Global High Yield Bond Fund) (Class A Shares and Class I Shares)

by Mary Bowers, Senior Portfolio Manager
Rick Liu, CFA, Senior Portfolio Manager

The HSBC High Yield Fund (the “Fund”) seeks to maximize total return (comprised of capital appreciation and income). Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of high-yield securities.

Investment Concerns

There is no assurance that a portfolio will achieve its investment objective or will work under all market conditions. The value of investments may go down as well as up and you may not get back the amount originally invested. Portfolios may be subject to certain additional risks, which should be considered carefully along with their investment objectives and fees. Investments in foreign markets entail special risks such as currency, political, economic, and market risks. The risks of investing in emerging markets countries are greater than the risks generally associated with foreign investments. Fixed income securities are subject to credit and interest rate risk. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. In a declining interest rate environment, the portfolio may generate less income. In a rising interest rate environment, bond prices may fall. Investments in high-yield securities are often considered speculative investments and have significantly higher credit risk than investment-grade securities. The prices of high-yield securities, which may be less liquid than higher rated securities, may be more vulnerable to adverse market, economic or political conditions. Convertible securities entail risks associated with equity securities (whose value can fluctuate based on changes in a company’s financial condition or overall market conditions); investments in convertible securities are subject to the risks associated with fixed-income securities. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Loan-related investments are subject to various risks, including the risk that the investment is or may become illiquid or that the collateral securing the loan may decline in value.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2019, the Fund returned 4.51% (without sales charge) for the Class A Shares and 4.66% for the Class I Shares. That compared to a 5.55% total return for the Fund’s benchmark, the ICE BofA Merrill Lynch U.S. High Yield Constrained Index1, for the same period.

Portfolio Performance

On April 1, 2019, the Fund changed its name, industry standard benchmark and investment strategy. The Fund’s new benchmark, the ICE BofA Merrill Lynch U.S. High Yield Constrained Index1, reflects a shift in focus from a global high-yield bond portfolio to a U.S.-centered high-yield bond portfolio. The Fund retains the ability to invest globally with the option to tactically allocate up to 30% in non-USD bonds.†

Falling oil prices, renewed trade concerns, and fear of an imminent recession caused a risk asset sell-off in the final months of 2018. In contrast, 2019 began with a rally in risk assets as recessionary fears faded and the U.S. Federal Reserve Board took a more patient stance toward interest rate hikes. Investor sentiment has continued to trend upward so far this year, driving growth in credit markets toward the end of the six-month period under review.

Yields on U.S. Treasuries largely reflected this pattern of investor sentiment. Starting on November 8, 2018, the 10-year Treasuries declined from a high of 3.23% through the end of 2018 as investors sought out the relative safety of Treasuries. The brief rebound in early 2019 was temporary and yields eventually reached a low of 2.36% on March 27 before recovering slightly during April, ending the period at 2.50%. Meanwhile, global high-yield credit spreads tightened over the period, particularly after investors embraced more risk in 2019, finishing at 395 basis points (bps) (3.95%). Global investment-grade credit spreads also tightened, ending at 117 bps (1.17%).

The Fund underperformed its benchmark for the period. Prior to the change in name and strategy, the underperformance was driven mainly by the Fund’s strategy of holding bonds with durations shorter than the benchmark amid falling U.S. Treasury rates. The Fund’s regional allocation also detracted from relative performance—most notably an underweight position in emerging markets debt. Sector allocations contributed positively in both the U.S. and European financial sectors. For the one-month period following its name and strategy change, underweight positions in the retail, energy, and telecommunications sectors weighed on relative results. This underperformance was partly offset by the Fund’s duration positioning, as U.S. Treasury rates rose in April.†

The Fund maintained some derivative exposure during the period, including currency forwards used to hedge non-USD exposure. The currency forwards did not materially impact performance.†

† Portfolio composition is subject to change.
1 For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

6	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC High Yield Fund

			Average Annual		Expense
Fund Performance			Total Return (%)		Ratio (%)[2]
	Inception	Six	1	Since
As of April 30, 2019*	Date	Months**	Year	Inception	Gross	Net
HSBC High Yield Fund Class A1	7/14/15	-0.42	-0.51	2.87	2.60	1.18
HSBC High Yield Fund Class I	7/14/15	4.66	4.74	4.56	2.25	0.83
ICE BofA Merrill Lynch U.S. High Yield Constrained Index[3]	—	5.55	6.71	6.05	N/A	N/A
ICE BofA Merrill Lynch BB-B Global High Yield Constrained
Index (USD Hedged)[3]	—	6.36	6.76	6.09	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2020.

*

Prior to April 1, 2019, the Fund primarily invested in a globally diversified portfolio of high-yield securities. Performance prior to this date is based on the Fund’s former strategy, and future performance will vary.

**	Aggregate total return.
1	Reflects the maximum sales charge of 4.75%.
2

Reflects the expense ratio as reported in the prospectus dated January 31, 2019, supplement and restated April 2, 2019. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.15% and 0.80% for Class A Shares and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2020. The expense ratios reflected include acquired fund fees and expenses. Additional information pertaining to the April 30, 2019 expense ratios can be found in the financial highlights.

3	For additional information, please refer to the Glossary of Terms.

As of April 1, 2019, the Fund amended its investment strategy to exclude investments in globally diversified portfolio of higher-yielding securities. As a result, beginning April 1, 2019, the performance of the Fund is measured against the ICE BofA Merrill Lynch U.S. High Yield Constrained Index. The ICE BofA Merrill Lynch U.S. High Yield Constrained Index contains all of the securities in the ICE BofA Merrill Lynch U.S. High Yield Index, but caps issuer exposure at 2%. The ICE BofA Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. Prior to April 1, 2019, the performance of the Fund was measured against the ICE BofA Merrill Lynch BB-B Global High Yield Constrained Index (USD Hedged), which tracks the performance of United States Dollar, Canadian Dollar, British Pound and Euro denominated below investment-grade corporate debt publicly issued in the major domestic or Eurobond markets. The performance of the indexes does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS	7

Portfolio Reviews (Unaudited)
HSBC Strategic Income Fund (formerly the HSBC Global High Income Bond Fund)
(Class A Shares and Class I Shares)

by Jerry Samet, Senior Portfolio Manager
Rick Liu, CFA/Senior Portfolio Manager

The HSBC Strategic Income Fund (the “Fund”) seeks to provide a high level of current income. Under normal circumstances, the Fund invests primarily in a diversified portfolio of higher-yielding securities.

Investment Concerns

There is no assurance that a portfolio will achieve its investment objective or will work under all market conditions. The value of investments may go down as well as up and you may not get back the amount originally invested. Portfolios may be subject to certain additional risks, which should be considered carefully along with their investment objectives and fees. Investments in foreign markets entail special risks such as currency, political, economic, and market risks. The risks of investing in emerging markets countries are greater than the risks generally associated with foreign investments. Fixed income securities are subject to credit and interest rate risk. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. In a declining interest rate environment, the portfolio may generate less income. In a rising interest rate environment, bond prices may fall. Investments in high-yield securities are often considered speculative investments and have significantly higher credit risk than investment-grade securities. The prices of high-yield securities, which may be less liquid than higher rated securities, may be more vulnerable to adverse market, economic or political conditions. Convertible securities entail risks associated with equity securities (value can fluctuate based on changes in a company’s financial condition or overall market conditions); investments in convertible securities are subject to the risks associated with fixed income securities. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Loan-related investments are subject to various risks, including the risk that the investment is or may become illiquid or that the collateral securing the loan may decline in value.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2019, the Fund returned 5.71% (without sales charge) for the Class A Shares and 6.00% for the Class I Shares. That compared to 5.49% total return for the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index1, for the same period.

Portfolio Performance

On April 1, 2019, the Fund changed its name, industry standard benchmark and investment strategy. The Fund’s new benchmark, the Bloomberg Barclays US Aggregate Bond Index1, reflects a shift in investment focus from a global corporate bond portfolio to an opportunistic U.S.-centered strategic income portfolio and a more flexible investment approach. The Fund retains the option to invest globally, allowing for up to 30% exposure to non-USD bonds.†

Falling oil prices, renewed trade concerns and fear of an imminent recession caused a risk asset sell-off in the final months of 2018. In contrast, 2019 began with a rally in risk assets as recessionary fears faded and the U.S. Federal Reserve Board took a more patient stance toward interest rate hikes. Investor sentiment has continued to trend upward so far this year, driving growth in credit markets toward the end of the six-month period under review.

Yields on U.S. Treasuries largely reflected this pattern of investor sentiment. Starting on November 8, 2018, the 10-year Treasuries declined from a high of 3.23% through the end of 2018 as investors sought out the relative safety of Treasuries. The brief rebound in early 2019 was temporary and yields eventually reached a low of 2.36% on March 27, before recovering slightly during April, ending the period at 2.50%. Meanwhile, global high-yield credit spreads tightened over the period, particularly after investors embraced more risk in 2019, finishing at 395 basis points (bps) (3.95%). Global investment-grade credit spreads also tightened, ending at 117 bps (1.17%).

The Fund underperformed its benchmark for the period, partially due to holdings with shorter-than-benchmark duration amid falling U.S. Treasury rates. These losses were partly offset by positive regional allocation choices, including an underweight position in European bonds. Following its name and strategy change, the Fund’s relative performance benefitted from its higher exposure to corporate bonds, which outperformed the broader fixed income market over the period.†

The Fund maintained some derivative exposure during the period, including currency forwards used to hedge non-USD exposure and a small position in credit default swaps (CDS). The currency forwards and the CDS exposure did not materially impact performance.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

8	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Strategic High Income Fund

			Average Annual		Expense
Fund Performance			Total Return (%)		Ratio (%)[2]
	Inception	Six	1	Since
As of April 30, 2019*	Date	Months**	Year	Inception	Gross	Net
HSBC Strategic High Income Fund Class A1	7/14/15	0.71	0.06	2.46	2.79	1.15
HSBC Strategic High Income Fund Class I	7/14/15	6.00	5.46	4.16	2.44	0.80
Bloomberg Barclays U.S. Aggregate Bond Index[3]	—	5.49	5.29	2.63	N/A	N/A
Bloomberg Barclays High Income Bond Composite Index[3]	—	6.78	6.41	5.39	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2020.

*	Prior to April 1, 2019, the Fund primarily invested in a globally diversified portfolio of higher yielding securities. Performance prior to this date is based on the Fund’s former strategy, and future performance will vary.
**	Aggregate total return.
1	Reflects the maximum sales charge of 4.75%.
2	Reflects the expense ratio as reported in the prospectus dated January 31, 2019, supplement and restated April 2, 2019. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.15% and 0.80% for Class A Shares and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2020. The expense ratios reflected include acquired fund fees and expenses. Additional information pertaining to the April 30, 2019 expense ratios can be found in the financial highlights.
3	For additional information, please refer to the Glossary of Terms.

As of April 1, 2019, the Fund amended its investment strategy to exclude investments in globally diversified portfolio of higher-yielding securities. As a result, beginning April 1, 2019, the performance of the Fund is measured against the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities. Prior to April 1, 2019, the performance of the Fund was measured against the Bloomberg Barclays High Income Bond Composite Index, which is a customized index that is close to equally weighted across U.S., Euro and EM markets. The Index is comprised of the following indices: Bloomberg Barclays USD Unhedged Emerging Markets Aggregate Index (35%), Bloomberg Barclays U.S. High Yield Ba Index (15%), Bloomberg Barclays U.S. Credit Baa Index (20%), Bloomberg Barclays EuroAgg Corporate Baa USD Hedged Index (15%), and Bloomberg Barclays Pan Euro HY (Euro) BB Rating Only USD Hedged Index (15%). The performance of the indexes does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS	9

Portfolio Reviews
Portfolio Composition*
April 30, 2019 (Unaudited)

HSBC Emerging Markets Debt Fund
Country	Percentage of Investments at Value (%)†
Mexico	12.7
Indonesia	9.9
Russian Federation	6.7
Brazil	6.2
Turkey	6.1
South Africa	5.8
Colombia	4.3
Argentina	3.5
Malaysia	3.1
Thailand	2.9
Chile	2.9
Peru	2.8
Poland	2.7
Hungary	2.3
Romania	1.9
Oman	1.7
Sri Lanka	1.7
Saudi Arabia	1.7
Ghana	1.7
Egypt	1.6
Qatar	1.3
Dominican Republic	1.3
Czech Republic	1.2
Ecuador	1.0
China	0.9
Zambia	0.9
Paraguay	0.8
Panama	0.8
United States	0.8
Nigeria	0.8
Costa Rica	0.7
Cote D'Ivoire	0.7
Ukraine	0.5
Iraq	0.5
Jamaica	0.5
El Salvador	0.4
Senegal	0.4
Bahamas	0.4
Kazakhstan	0.4
Ireland	0.4
Guatemala	0.4
Morocco	0.4
Kenya	0.4
Mongolia	0.4
India	0.4
Philippines	0.4
Venezuela	0.3
Lebanon	0.3
Uruguay	0.1
100.0

HSBC High Yield Fund
Country	Percentage of Investments at Value (%)†
United States	73.6
Canada	5.9
Luxembourg	4.5
Germany	2.6
United Kingdom	2.2
Brazil	1.7
Ireland	1.3
Bahamas	0.9
Turkey	0.8
Argentina	0.8
Bermuda	0.8
France	0.8
Switzerland	0.8
Spain	0.6
Netherlands	0.4
Russian Federation	0.4
South Africa	0.4
Sri Lanka	0.4
Australia	0.3
United Arab Emirates	0.3
Nigeria	0.2
Israel	0.1
Venezuela	0.1
El Salvador	0.1
100.0

10	HSBC FAMILY OF FUNDS

Portfolio Reviews
Portfolio Composition* (continued)
April 30, 2019 (Unaudited)

HSBC Strategic Income Fund
Country	Percentage of Investments at Value (%)†
United States	70.7
Canada	4.5
United Kingdom	4.3
Ireland	1.9
Argentina	1.5
Mexico	1.4
Turkey	1.3
Oman	1.3
France	1.3
Australia	1.1
Bermuda	1.1
Brazil	1.0
Netherlands	0.8
Macau SAR	0.7
Ghana	0.7
Luxembourg	0.7
Egypt	0.7
India	0.7
Indonesia	0.7
Hong Kong SAR	0.7
Saudi Arabia	0.7
Germany	0.4
Russian Federation	0.4
Switzerland	0.4
Sri Lanka	0.4
Ukraine	0.3
Bahamas	0.2
Venezuela	0.1
100.0
____________________

*	Portfolio composition is subject to change.
†	Excludes any instruments used for cash management.

HSBC FAMILY OF FUNDS	11

HSBC EMERGING MARKETS DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited)

Foreign Bonds — 48.3%

	Principal
	Amount †	Value ($)
Argentina — 0.7%
Argentine Bonos del Tesoro,
12.36%, 10/3/21	20,650,000	348,128
Brazil — 4.7%
Nota do Tesouro Nacional, Series
NTNF, 10.00%, 1/1/21	4,450,000	1,220,436
Nota do Tesouro Nacional, Series
NTNB, 6.00%, 8/15/22	680,000	604,715
Nota do Tesouro Nacional,
10.00%, 1/1/23	1,700,000	471,823
Nota do Tesouro Nacional,
Series NTNF, 10.00%, 1/1/27	600,000	167,184
		2,464,158
Chile — 2.1%
Bonos de la Tesoreria de la
Republica en pesos, 4.50%,
3/1/26	70,000,000	107,710
Bonos de la Tesoreria
de la Republica en pesos,
5.00%, 3/1/35	170,000,000	276,119
Bonos de la Tesoreria
de la Republica en pesos,
6.00%, 1/1/43	130,000,000	245,283
Republic of Chile,
5.50%, 8/5/20	306,000,000	462,755
		1,091,867
Colombia — 3.7%
Titulos de Tesoreria Bond, Series
B, 7.00%, 9/11/19	1,025,000,000	320,191
Titulos de Tesoreria Bond, Series
B, 10.00%, 7/24/24	2,933,400,000	1,070,340
Titulos de Tesoreria Bond, Series
B, 6.00%, 4/28/28	1,850,000,000	550,538
		1,941,069
Czech Republic — 1.1%
Republic of Czech, Series 52,
4.70%, 9/12/22	5,000,000	240,348
Republic of Czech, Series 58,
5.70%, 5/25/24	3,100,000	162,100
Republic of Czech, Series 100,
0.25%, 2/10/27	4,800,000	185,424
		587,872
Hungary — 2.2%
Hungary Government Bond,
2.50%, 10/27/21	75,000,000	269,915
Hungary Government Bond, Series
22/B, 1.75%, 10/26/22	110,000,000	384,922
Hungary Government Bond,
6.00%, 11/24/23	44,000,000	180,269
Hungary Government Bond, Series
25/B, 5.50%, 6/24/25	73,000,000	298,109
		1,133,215
Indonesia — 5.9%
Indonesia Government, Series
FR70, 8.38%, 3/15/24	10,272,000,000	751,767
Indonesia Government, Series
FR40, 11.00%, 9/15/25	2,000,000,000	164,208
Indonesia Government, Series
FR56, 8.38%, 9/15/26	18,323,000,000	1,344,785
Indonesia Government,
7.00%, 5/15/27	1,710,000,000	114,463
Indonesia Government,
6.13%, 5/15/28	1,626,000,000	102,445
Indonesia Government,
8.75%, 5/15/31	1,300,000,000	95,870
Indonesia Government, Series
FR65, 6.63%, 5/15/33	7,820,000,000	473,585
		3,047,123
Malaysia — 3.0%
Malaysian Government, Series
315, 3.66%, 10/15/20	950,000	230,778
Malaysian Government, Series
416, 3.62%, 11/30/21	2,000,000	486,254
Malaysian Government, Series
114, 4.18%, 7/15/24	500,000	123,506
Malaysian Government, Series
115, 3.96%, 9/15/25	1,000,000	244,108
Malaysian Government, Series
316, 3.90%, 11/30/26	870,000	210,963
Malaysian Government,
3.90%, 11/16/27	1,100,000	266,768
		1,562,377
Mexico — 5.9%
Mexican Bonos Desarrollo,
8.00%, 6/11/20	9,530,000	502,662
Mexican Bonos Desarrollo, Series
M, 6.50%, 6/10/21	3,760,000	192,631
Mexican Bonos Desarrollo,
6.50%, 6/9/22	3,700,000	187,314
Mexican Bonos Desarrollo, Series
M20, 10.00%, 12/5/24	7,000,000	403,443
Mexican Bonos Desarrollo, Series
M20, 7.50%, 6/3/27	24,600,000	1,251,472
Mexican Bonos Desarrollo, Series
M30, 10.00%, 11/20/36	9,600,000	580,081
		3,117,603
Peru — 1.9%
Republic of Peru, Registered,
7.84%, 8/12/20	300,000	96,555
Republic of Peru, Registered,
8.20%, 8/12/26	550,000	200,248
Republic of Peru, Registered,
6.35%, 8/12/28	1,300,000	427,613
Republic of Peru, Registered,
6.95%, 8/12/31	750,000	255,901
		980,317

12	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC EMERGING MARKETS DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Foreign Bonds, continued

	Principal
	Amount †	Value ($)
Philippines — 0.4%
Republic of Philippines,
3.90%, 11/26/22	10,000,000	184,657
Poland — 2.6%
Poland Government Bond, Series
0719, 3.25%, 7/25/19	808,000	212,358
Poland Government Bond, Series
1020, 5.25%, 10/25/20	250,000	68,886
Poland Government Bond, Series
1021, 5.75%, 10/25/21	475,000	136,363
Poland Government Bond, Series
0725, 3.25%, 7/25/25	3,450,000	937,583
Poland Government Bond, Series
0726, 2.50%, 7/25/26	40,000	10,362
		1,365,552
Romania — 1.0%
Romania Government Bond,
3.40%, 3/8/22	1,600,000	372,460
Romania Government Bond, Series
10Y, 4.75%, 2/24/25	210,000	49,970
Romania Government Bond, Series
15Y, 5.80%, 7/26/27	300,000	75,266
		497,696
Russian Federation — 3.8%
Russia Government Bond, Series
6215, 7.00%, 8/16/23	38,100,000	574,834
Russia Government Bond, Series
6207, 8.15%, 2/3/27	37,000,000	582,082
Russia Government Bond, Series
6212, 7.05%, 1/19/28	55,000,000	805,276
		1,962,192
South Africa — 4.6%
Republic of South Africa, Series
2023, 7.75%, 2/28/23	5,240,000	366,974
Republic of South Africa, Series
R186, 10.50%, 12/21/26	3,100,000	239,717
Republic of South Africa, Series
2030, 8.00%, 1/31/30	7,124,000	460,103
Republic of South Africa, Series
R209, 6.25%, 3/31/36	14,927,000	757,319
Republic of South Africa, Series
2040, 9.00%, 1/31/40	9,000,000	585,680
		2,409,793
Thailand — 2.8%
Thailand Government Bond,
1.88%, 6/17/22	2,300,000	71,962
Thailand Government Bond,
3.85%, 12/12/25	20,686,000	709,477
Thailand Government Bond,
2.13%, 12/17/26	720,000	22,165
Thailand Government Bond,
4.88%, 6/22/29	17,100,000	643,104
		1,446,708
Turkey — 1.9%
Turkey Government Bond,
10.70%, 2/17/21	1,690,000	232,212
Turkey Government Bond,
9.50%, 1/12/22	1,490,000	181,970
Turkey Government Bond,
8.80%, 9/27/23	2,400,000	258,457
Turkey Government Bond,
8.00%, 3/12/25	3,020,000	304,185
		976,824
TOTAL FOREIGN BONDS
(COST $27,321,132)		25,117,151

Yankee Dollars — 46.5%

	Principal
	Amount ($)
Argentina — 2.7%
Provincia de Buenos Aires,
Registered, 6.50%, 2/15/23	130,000	95,225
Provincia de Buenos Aires,
Registered, 9.13%, 3/16/24	150,000	113,063
Republic of Argentina,
4.63%, 1/11/23	300,000	222,000
Republic of Argentina,
6.88%, 1/26/27	482,000	347,768
Republic of Argentina,
5.88%, 1/11/28	521,000	360,276
Republic of Argentina,
7.63%, 4/22/46	150,000	104,250
Republic of Argentina,
6.88%, 1/11/48	38,000	25,194
Republic of Argentina,
7.13%, 6/28/17	90,000	60,075
YPF SA, 7.00%, 12/15/47, Callable
6/15/47 @ 100 (a)(b)	92,000	71,185
		1,399,036
Bahamas — 0.4%
Bahamas Government International
Bond, Registered, 6.00%,
11/21/28, Callable 8/21/28
@100 (b)	200,000	213,036
Brazil — 1.2%
Centrais Eletricas Brasileiras SA,
Registered, 5.75%, 10/27/21	200,000	206,900
Petrobras Global Finance,
6.90%, 3/19/49	395,000	395,194
		602,094

See notes to financial statements.	HSBC FAMILY OF FUNDS	13

HSBC EMERGING MARKETS DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Yankee Dollars, continued

	Principal
	Amount ($)	Value ($)
Chile — 0.7%
Banco Santander Chile, 2.50%,
12/15/20, Callable 11/15/20 @
100 (a)(b)	150,000	148,598
Corp Nacional del Cobre de Chile,
4.38%, 2/5/49, Callable 8/5/48
@ 100 (a)(b)	200,000	200,300
		348,898
China — 0.9%
Export-Import Bank of China,
Series E, 4.00%,
11/28/47, MTN	250,000	251,838
State Grid Overseas Investment
2016, Ltd., 3.50%, 5/4/27 (a)	200,000	199,422
		451,260
Colombia — 0.4%
Republic of Colombia,
5.20%, 5/15/49, Callable
11/15/48 @ 100 (b)	200,000	214,000
Costa Rica — 0.7%
Costa Rica Government,
7.16%, 3/12/45	200,000	194,500
Costa Rica Government,
Registered, 5.63%, 4/30/43	200,000	169,000
		363,500
Cote D’Ivoire — 0.7%
Ivory Coast Government Bond,
Registered, 5.75%, 12/31/32,
Callable 6/30/19 @ 100 (b)(c)	113,125	106,564
Ivory Coast Government Bond,
Registered, 6.13%, 6/15/33	280,000	254,912
		361,476
Dominican Republic — 1.2%
Dominican Republic, 6.50%,
2/15/48 (a)	150,000	155,777
Dominican Republic, Registered,
7.50%, 5/6/21	300,000	310,202
Dominican Republic, Registered,
5.95%, 1/25/27	150,000	158,063
		624,042
Ecuador — 1.0%
Republic of Ecuador, Registered,
7.95%, 6/20/24	300,000	304,125
Republic of Ecuador, Registered,
7.88%, 1/23/28 (a)	200,000	192,750
		496,875
Egypt — 1.5%
Arab Republic of Egypt, 7.60%,
3/1/29 (a)	220,000	221,694
Arab Republic of Egypt,
Registered, 5.88%, 6/11/25	200,000	195,712
Arab Republic of Egypt,
Registered, 6.59%, 2/21/28 (a)	200,000	193,056
Arab Republic of Egypt,
Registered, 7.90%, 2/21/48 (a)	200,000	193,034
		803,496
El Salvador — 0.4%
Republic of El Salvador,
Registered, 7.75%, 1/24/23	60,000	63,150
Republic of El Salvador,
Registered, 5.88%, 1/30/25	161,000	156,774
		219,924
Ghana — 1.6%
Republic of Ghana, 7.88%,
3/26/27 (a)	200,000	203,000
Republic of Ghana, 8.13%,
3/26/32 (a)	200,000	198,200
Republic of Ghana, Registered,
7.88%, 8/7/23	400,000	420,000
		821,200
Guatemala — 0.4%
Comcel Trust, Registered,
6.88%, 2/6/24, Callable 6/5/19
@103.44 (b)	200,000	207,000
India — 0.4%
Export-Import Bank of India,
Registered, 3.38%, 8/5/26	200,000	192,772
Indonesia — 3.6%
Pertamina Persero PT,
5.63%, 5/20/43	200,000	207,439
Perusahaan Listrik Negara PT,
4.13%, 5/15/27 (a)	450,000	443,047
Perusahaan Listrik Negara PT,
5.45%, 5/21/28 (a)	200,000	213,590
Republic of Indonesia,
4.10%, 4/24/28	345,000	352,588
Republic of Indonesia, Registered,
8.50%, 10/12/35	100,000	143,918
Republic of Indonesia, Registered,
6.63%, 2/17/37	100,000	124,298
Republic of Indonesia, Registered,
7.75%, 1/17/38	100,000	138,291
Republic of Indonesia, Registered,
6.75%, 1/15/44	200,000	258,958
		1,882,129

14	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC EMERGING MARKETS DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Yankee Dollars, continued

	Principal
	Amount ($)	Value ($)
Iraq — 0.5%
Republic of Iraq, Registered,
5.80%, 1/15/28, Callable
6/20/19 @ 100 (b)	250,000	242,268
Ireland — 0.4%
C&W Senior Financing DAC,
7.50%, 10/15/26, Callable
10/15/21 @ 103.75 (a)(b)	200,000	207,500
Jamaica — 0.4%
Government of Jamaica, 6.75%,
4/28/28	200,000	223,750
Kazakhstan — 0.4%
Kazmunaygas National Co., 5.75%,
4/19/47 (a)	200,000	209,268
Kenya — 0.4%
Republic of Kenya, 7.25%,
2/28/28 (a)	200,000	198,290
Lebanon — 0.2%
Lebanon Government
International Bond, Series G,
6.38%, 3/9/20, MTN	22,000	21,518
Lebanon Government International
Bond, 6.85%, 3/23/27	95,000	78,224
Lebanon Government International
Bond, 6.85%, 5/25/29	32,000	25,722
		125,464
Mexico — 6.0%
Banco Mercantil del Norte SA,
5.75% (H15T5Y + 445 bps),
10/4/31, Callable 10/4/26
@ 100 (b)(d)	200,000	195,700
Comision Federal de Electricidad,
Registered, 4.75%, 2/23/27	200,000	203,500
Nemak Sab de CV, 4.75%,
1/23/25, Callable 1/23/21
@ 103.56 (a)(b)	200,000	196,500
Petroleos Mexicanos,
6.38%, 2/4/21	221,000	228,713
Petroleos Mexicanos,
3.50%, 1/30/23	100,000	96,000
Petroleos Mexicanos,
6.50%, 3/13/27	109,000	110,406
Petroleos Mexicanos,
5.35%, 2/12/28	322,000	301,489
Petroleos Mexicanos,
6.63%, 6/15/35	220,000	212,777
Petroleos Mexicanos,
5.50%, 6/27/44	100,000	81,850
Petroleos Mexicanos,
6.75%, 9/21/47	66,000	60,786
Petroleos Mexicanos,
6.35%, 2/12/48	305,000	269,925
United Mexican States,
3.75%, 1/11/28	200,000	196,340
United Mexican States,
4.50%, 4/22/29	450,000	464,400
United Mexican States,
6.05%, 1/11/40	80,000	91,700
United Mexican States, Series M,
4.75%, 3/8/44	230,000	225,975
United Mexican States,
4.60%, 1/23/46	200,000	192,600
		3,128,661
Mongolia — 0.4%
Mongolia Government
International Bond,
5.13%, 12/5/22	200,000	196,269
Morocco — 0.4%
Office Cherifien DES Pho,
4.50%, 10/22/25	200,000	198,519
Nigeria — 0.7%
Republic of Nigeria, Registered,
6.50%, 11/28/27	200,000	196,652
Republic of Nigeria, Registered,
7.63%, 11/28/47, MTN	200,000	191,572
		388,224
Oman — 1.6%
Oman Government International
Bond, 4.13%, 1/17/23 (a)	290,000	280,256
Oman Government International
Bond, 4.75%, 6/15/26	200,000	185,000
Oman Government International
Bond, 5.63%, 1/17/28 (a)	200,000	190,037
Oman Government International
Bond, Registered,
5.38%, 3/8/27	200,000	188,000
		843,293
Panama — 0.8%
Empresa de Transmision Electrica
SA, 5.13%, 5/2/49 (a)	200,000	204,690
Republic of Panama, 4.50%,
4/16/50, Callable 10/16/49
@100 (b)	200,000	208,840
		413,530
Paraguay — 0.8%
Millicom International Cellular
SA, 6.25%, 3/25/29, Callable
3/25/24 @ 103.13 (a)(b)	200,000	206,000
Republic of Paraguay, 5.40%,
3/30/50, Callable 9/30/49
@ 100 (a)(b)	200,000	209,200
		415,200

See notes to financial statements.	HSBC FAMILY OF FUNDS	15

HSBC EMERGING MARKETS DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Yankee Dollars, continued

	Principal
	Amount ($)	Value ($)
Peru — 0.8%
BBVA Banco Continental,
Registered, 5.00%, 8/26/22	10,000	10,523
Petroleos del Peru SA, Registered,
4.75%, 6/19/32	200,000	203,499
Southern Copper Corp.,
5.25%, 11/8/42	25,000	25,983
Southern Copper Corp.,
5.88%, 4/23/45	140,000	156,687
		396,692
Qatar — 1.2%
Qatar Government International
Bond, 4.82%, 3/14/49 (a)	400,000	429,500
Qatar Government International
Bond, Registered, 4.50%,
4/23/28	200,000	216,000
		645,500
Romania — 0.9%
Romanian Government Bond,
6.13%, 1/22/44 (a)	50,000	57,845
Romanian Government Bond,
Registered, 5.13%, 6/15/48	388,000	391,570
		449,415
Russian Federation — 2.7%
ALROSA Finance SA, 4.65%,
4/9/24, Callable 1/9/24 @
100 (a)(b)	200,000	201,750
Gazprom OAO,
Registered, 6.51%, 3/7/22	100,000	107,492
Gazprom OAO, Registered,
7.29%, 8/16/37	230,000	275,028
Lukoil International Finance BV,
Registered, 4.75%, 11/2/26	200,000	206,577
MMC Norilsk Nickel OJSC Via
MMC Finance DAC, Registered,
4.10%, 4/11/23	200,000	199,490
Phosagro OAO Via Phosagro
Bond Funding DAC, 3.95%,
4/24/23 (a)	200,000	197,017
Russian Federation, Registered,
4.25%, 6/23/27	200,000	201,170
		1,388,524
Saudi Arabia — 1.6%
Saudi Arabian Oil Co,
4.38%, 4/16/49 (a)	200,000	194,970
Saudi Government International
Bond, 4.38%, 4/16/29 (a)	200,000	209,782
Saudi Government International
Bond, 5.25%, 1/16/50 (a)	200,000	217,021
Saudi Government International
Bond, Registered, 5.00%,
4/17/49, MTN	200,000	211,350
		833,123
Senegal — 0.4%
Republic of Senegal,
8.75%, 5/13/21	200,000	216,000
South Africa — 0.9%
Republic of South Africa,
4.67%, 1/17/24	200,000	202,002
Republic of South Africa,
4.88%, 4/14/26	280,000	277,264
		479,266
Sri Lanka — 1.6%
Republic of Sri Lanka,
6.85%, 3/14/24 (a)	200,000	201,888
Republic of Sri Lanka,
6.75%, 4/18/28 (a)	200,000	192,622
Republic of Sri Lanka,
7.85%, 3/14/29 (a)	300,000	308,490
Republic of Sri Lanka, Registered,
6.25%, 10/4/20	130,000	130,774
		833,774
Turkey — 3.9%
Export Credit Bank of Turkey,
8.25%, 1/24/24 (a)	200,000	199,068
QNB Finansbank AS,
6.88%, 9/7/24 (a)	200,000	194,949
Republic of Turkey,
7.00%, 6/5/20	200,000	201,791
Republic of Turkey,
5.63%, 3/30/21	300,000	295,642
Republic of Turkey,
6.25%, 9/26/22	375,000	365,969
Republic of Turkey,
8.00%, 2/14/34	96,000	96,125
Republic of Turkey,
6.00%, 1/14/41	200,000	162,175
Republic of Turkey,
6.63%, 2/17/45	200,000	170,223
Republic of Turkey,
5.75%, 5/11/47	200,000	156,750
Turkiye Sise ve Cam Fabrikalari
AS, 6.95%, 3/14/26, Callable
12/14/25 @ 100 (a)(b)	200,000	192,214
		2,034,906
Ukraine — 0.5%
Ukraine Government,
7.38%, 9/25/32 (a)	290,000	255,507
Uruguay — 0.1%
Republic of Uruguay,
4.98%, 4/20/55	25,000	25,750
Republic of Uruguay, PIK,
7.88%, 1/15/33	20,000	27,350
Republica Oriental del Uruguay,
5.10%, 6/18/50	10,000	10,500
		63,600

16	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC EMERGING MARKETS DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Yankee Dollars, continued

	Principal
	Amount ($)	Value ($)
Venezuela — 0.3%
Bolivarian Republic of Venezuela,
9.25%, 5/7/28 (e)	176,000	50,600
Petroleos de Venezuela SA,
Registered, 8.36%,
10/27/20 (e)	45,000	39,825
Petroleos de Venezuela SA,
Registered, 6.00%,
5/16/24 (e)	155,771	33,491
Petroleos de Venezuela SA,
Registered, 6.00%,
11/15/26 (e)	32,000	6,949
		130,865
Zambia — 0.8%
Republic of Zambia, Registered,
5.38%, 9/20/22	330,000	226,050
SASOL Financing USA LLC,
5.88%, 3/27/24, Callable
2/27/24 @ 100 (b)	200,000	212,250
		438,300
TOTAL YANKEE DOLLARS
(COST $24,730,576)		24,156,446

Corporate Bond — 0.4%

United States — 0.4%
Resorts World Las Vegas LLC,
4.63%, 4/16/29, Callable
1/16/29 @ 100.00(a)(b)	200,000	198,394
TOTAL CORPORATE BOND
(COST $198,551)		198,394

U.S. Treasury Obligation — 0.4%

U.S. Treasury Bills — 0.4%
2.35%, 6/18/19(f)	200,000	199,363
TOTAL U.S. TREASURY
OBLIGATION
(COST $199,363)		199,363

Investment Companies — 1.7%

	Shares
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 2.26%(g)	882,933	882,933
TOTAL INVESTMENT
COMPANIES
(COST $ 882,933)		882,933
TOTAL INVESTMENTS IN
SECURITIES
(COST $ 53,332,555) — 97.3%		50,554,287
Other Assets
(Liabilities) – 2.7%		1,421,013
NET ASSETS – 100%		$51,975,300
____________________

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	Step Bond. Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at April 30, 2019.
(d)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on April 30, 2019.
(e)	Defaulted security.
(f)	Rate presented represents the effective yield at time of purchase.
(g)	The rate represents the annualized one day yield that was in effect on April 30, 2019.
bps - Basis Points
H15T5Y - 5 Year Treasury Constant Maturity Rate
LLC - Limited Liability Company
MTN - Medium Term Note
PIK - Payment-in-Kind

The Fund invested, as a percentage of net assets at value, in the following industries, as of April 30, 2019:

Percentage of
Industry	Net Assets at Value (%)
Sovereign Bond	79.7
Oil, Gas & Consumable Fuels	6.4
Electric Utilities	2.5
Investment Companies	1.7
Chemicals	1.2
Metals & Mining	1.1
Banks	1.1
Diversified Financial Services	0.8
Wireless Telecommunication Services	0.8
Thrifts & Mortgage Finance	0.4
Auto Components	0.4
Hotels, Restaurants & Leisure	0.4
Industrial Conglomerates	0.4
U.S. Treasury Obligation	0.4
Total	97.3

See notes to financial statements.	HSBC FAMILY OF FUNDS	17

HSBC EMERGING MARKETS DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Futures Contracts Purchased

	Number of	Expiration	Notional	Value and Unrealized
Description	Contracts	Date	Amount	Appreciation/ (Depreciation)
5-Year US Treasury Note Futures	36	6/28/19	$4,163,062	$29,322
			$4,163,062	$29,322

Futures Contracts Sold

	Number of	Expiration	Notional	Value and Unrealized
Description	Contracts	Date	Amount	Appreciation/ (Depreciation)
10-Year US Treasury Note Futures	33	6/19/19	$4,081,173	($25,619)
			$4,081,173	($25,619)

	Total unrealized appreciation			$29,322
	Total unrealized depreciation			$(25,619)
	Total net unrealized appreciation/
	(depreciation)			$3,703

Credit Default Swap Agreements - Buy Protection(a)

			Implied					Upfront
			Credit					Premiums	Unrealized
			Spread at			Notional		Paid/	Appreciation/
	Pay Fixed	Payment	April 30,		Expiration	Amount	Value	(Received)	(Depreciation)
Underlying Instrument	Rate (%)	Frequency	2019 (%)(b)	Counterparty	Date	($)(c)	($)	($)	($)
Republic of Colombia	1.00	Quarterly	0.49	Barclays Bank PLC	12/20/21	110,000	(1,482)	3,534	(5,016)
Republic of Panama	1.00	Quarterly	0.16	JP Morgan Chase	12/20/20	250,000	(3,637)	7,223	(10,860)
Republic of Turkey	1.00	Quarterly	4.30	Barclays Bank PLC	12/20/21	180,000	14,121	13,194	927
United Mexican States	1.00	Quarterly	0.59	Credit Suisse	12/20/21	210,000	(2,264)	5,656	(7,920)
							6,738	29,607	(22,869)

Credit Default Swap Agreements - Sell Protection(a)

			Implied					Upfront
			Credit					Premiums	Unrealized
	Receive		Spread at			Notional		Paid/	Appreciation/
	Fixed	Payment	April 30,		Expiration	Amount	Value	(Received)	(Depreciation)
Underlying Instrument	Rate (%)	Frequency	2019 (%)(b)	Counterparty	Date	($)(c)	($)	($)	($)
CDX Emerging Markets
Index, Series 25*	1.00	Quarterly	1.04	Credit Suisse	6/20/21	1,510,500 **	1,093	(93,198)	94,291
CDX Emerging Markets
Index, Series 26*	1.00	Quarterly	1.44	Barclays Bank PLC	12/20/21	485,000 **	(5,299)	(37,267)	31,968
Republic of Colombia	1.00	Quarterly	0.41	Barclays Bank PLC	6/20/21	100,000	1,269	(4,440)	5,709
Republic of Indonesia	1.00	Quarterly	0.37	Barclays Bank PLC	6/20/21	100,000	1,390	(2,534)	3,924
Republic of Panama	1.00	Quarterly	0.16	Barclays Bank PLC	12/20/20	125,000	1,818	(4,644)	6,462
Republic of Peru	1.00	Quarterly	0.13	Credit Suisse	9/20/20	125,000	1,602	(2,370)	3,972
Republic of Peru	1.00	Quarterly	0.17	Bank of America	6/20/21	40,000	719	(906)	1,625
							2,592	(145,359)	147,951

					Total swap agreements at value (assets)				$22,012
					Total swap agreements at value (liabilities)				(12,682)
					Net swap agreements at value				$9,330

18 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC EMERGING MARKETS DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)

			Implied				Upfront
			Credit				Premiums	Unrealized
	Pay Fixed		Spread at		Notional		Paid/	Appreciation/
Underlying	Rate	Payment	April 30,	Expiration	Amount	Value	(Received)	(Depreciation)
Instrument	(%)	Frequency	2019 (%)(b)	Date	($)(c)	($)	($)	($)
CDX Emerging Markets Index,
Series 31	1.00	Daily	1.91	6/20/24	600,000	24,960	23,880	1,080
Republic of Brazil	1.00	Daily	1.72	6/20/24	540,000	18,282	18,599	(317)
Republic of Colombia	1.00	Daily	0.98	6/20/24	400,000	(384)	(665)	281
Russian Federation	1.00	Daily	1.25	6/20/24	400,000	4,787	6,449	(1,662)
						47,645	48,263	(618)

Centrally Cleared Credit Default Swap Agreements - Sell Protection(a)

			Implied				Upfront
			Credit				Premiums	Unrealized
	Receive		Spread at		Notional		Paid/	Appreciation/
	Fixed	Payment	April 30,	Expiration	Amount	Value	(Received)	(Depreciation)
Underlying Instrument	Rate (%)	Frequency	2019 (%)(b)	Date	($)(c)	($)	($)	($)
Republic of Argentina	5.00	Daily	12.79	12/20/22	760,000	(151,432)	80,192	(231,624)
						(151,432)	80,192	(231,624)

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

*	As of April 30, 2019, the CDX Emerging Market Index, Series 25 and Series 26 included securities which had defaulted and represented 5% and 3%, respectively, of the Index.
**	Reflects the notional amount after the default of securities.

Forward Currency Exchange Contracts - Short Contracts

						Net Unrealized
						Appreciation/
Description and amount of		Description and amount of			Settlement	(Depreciation)
currency to be purchased		currency to be sold		Counterparty	Date	($)
U.S. Dollar	265,000	Hungarian Forint	73,792,365	JP Morgan Chase	5/23/19	8,856
U.S. Dollar	523,255	Israeli Shekel	1,846,018	UBS AG	8/29/19	5,647
U.S. Dollar	430,627	Mexican Peso	8,479,965	Standard Chartered Bank	7/17/19	(11,022)
U.S. Dollar	261,825	Polish Zloty	999,958	Goldman Sachs	5/23/19	(175)
U.S. Dollar	232,639	Romanian Leu	994,067	Bank of America	5/7/19	(1,803)
U.S. Dollar	260,000	Singapore Dollar	351,229	Goldman Sachs	5/15/19	1,636
U.S. Dollar	112,182	South African Rand	1,600,000	Bank of America	5/7/19	370
U.S. Dollar	105,000	South African Rand	1,497,623	Barclays Bank PLC	5/7/19	342
U.S. Dollar	13,179	South African Rand	189,511	JP Morgan Chase	5/7/19	(65)
U.S. Dollar	311,234	South African Rand	4,442,000	UBS AG	5/7/19	815
U.S. Dollar	95,648	Thai Baht	3,040,890	Standard Chartered Bank	8/15/19	134
U.S. Dollar	113,125	Turkish Lira	709,351	UBS AG	8/21/19	2,016
						6,751

See notes to financial statements.	HSBC FAMILY OF FUNDS 19

HSBC EMERGING MARKETS DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Forward Currency Exchange Contracts - Long Contracts

						Net Unrealized
						Appreciation/
Description and amount of		Description and amount of			Settlement	(Depreciation)
currency to be purchased		currency to be sold		Counterparty	Date	($)
Romanian Leu	994,067	U.S. Dollar	236,521	Goldman Sachs	5/7/19	(2,079)
Romanian Leu	994,067	U.S. Dollar	231,663	Bank of America	9/10/19	1,906
Czech Koruna	10,158,350	U.S. Dollar	449,435	UBS AG	8/23/19	(3,049)
Hungarian Forint	74,584,307	U.S. Dollar	261,825	JP Morgan Chase	5/23/19	(2,932)
Mexican Peso	5,057,420	U.S. Dollar	264,000	Barclays Bank PLC	7/17/19	(602)
Polish Zloty	3,344,738	U.S. Dollar	889,606	Goldman Sachs	5/23/19	(13,250)
Polish Zloty	3,381,436	U.S. Dollar	897,000	JP Morgan Chase	5/23/19	(11,028)
South African Rand	3,688,464	U.S. Dollar	260,000	Barclays Bank PLC	5/7/19	(2,240)
South African Rand	1,933,476	U.S. Dollar	139,250	Goldman Sachs	5/7/19	(4,133)
South African Rand	982,848	U.S. Dollar	68,000	JP Morgan Chase	5/7/19	684
South African Rand	1,124,346	U.S. Dollar	79,000	Standard Chartered Bank	5/7/19	(428)
South African Rand	189,511	U.S. Dollar	12,976	JP Morgan Chase	9/12/19	60
						(37,091)

			Total unrealized appreciation			$22,466
			Total unrealized depreciation			(52,806)
			Total net unrealized appreciation/(depreciation)			$(30,340)

20 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited)

Foreign Bonds — 1.7%

	Principal
	Amount †	Value ($)
France — 0.4%
Electricite de France SA, Series E,
5.38% (EUSA12 + 379 bps),
Callable 1/29/25
@ 100 (a)(b)(c)	100,000	124,954
Germany — 0.4%
IHO Verwaltungs (Schaeffler)
GmbH, 3.25%, 9/15/23, Callable
9/15/19 @ 101.63 (a)	100,000	114,598
Luxembourg — 0.5%
Ineos Group Holdings SA,
Registered, 5.38%, 8/1/24,
Callable 8/1/19 @ 102.69 (a)	100,000	115,215
Kleopatra Holdings 1 SCA,
8.50%, 6/30/23, Callable
7/15/19 @ 102 (a)(d)	104,625	59,838
		175,053
Netherlands — 0.4%
LGE Holdco VI BV, Registered,
7.13%, 5/15/24, Callable 6/5/19
@ 103.56 (a)	100,000	116,615
TOTAL FOREIGN BONDS
(COST $584,672)		531,220

Yankee Dollars — 22.9%

	Principal
	Amount ($)	Value ($)
Argentina — 0.7%
IRSA Propiedades Comerciales
SA, Registered, 8.75%, 3/23/23,
Callable 3/23/20 @ 104.38 (a)	23,000	21,304
Provincia de Buenos Aires,
Registered, 6.50%, 2/15/23	50,000	36,625
Republic of Argentina,
5.63%, 1/26/22	60,000	46,920
Republic of Argentina,
4.63%, 1/11/23	20,000	14,800
Republic of Argentina,
6.88%, 1/26/27	53,000	38,240
YPF Sociedad Anonima,
Registered, 8.50%, 3/23/21	77,000	75,206
		233,095
Australia — 0.3%
Mineral Resources, Ltd., 8.13%,
5/1/27, Callable 5/1/22
@ 106.09 (a)(d)	80,000	82,100
Bahamas — 0.8%
Silversea Cruise Finance, 7.25%,
2/1/25, Callable 2/1/20
@ 105.44 (a)(d)	241,000	259,376
Bermuda — 0.7%
Viking Cruises, Ltd., 5.88%,
9/15/27, Callable 9/15/22
@ 102.94 (a)(d)	219,000	217,905
VOC Escro, Ltd., 5.00%,
2/15/28, Callable 2/15/23
@ 102.5 (a)(d)	11,000	10,918
		228,823
Brazil — 1.6%
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	100,000	100,625
Itau Unibanco Holding SA/KY,
Registered, 5.75%, 1/22/21	200,000	206,344
Petrobras Global Finance BV,
7.38%, 1/17/27	163,000	181,582
		488,551
Canada — 5.4%
Bausch Health Cos., Inc., 5.75%,
8/15/27, Callable 8/15/22
@ 102.88 (a)(d)	29,000	30,218
Cascades, Inc., 5.50%,
7/15/22, Callable 6/6/19
@ 102.75 (a)(d)	250,000	251,875
Eldorado Gold Corp., 6.13%,
12/15/20, Callable 6/6/19
@ 100 (a)(d)	200,000	199,000
GFL Environmental, Inc., 5.63%,
5/1/22, Callable 6/6/19
@ 102.81 (a)(d)	79,000	78,408
Hudbay Minerals, Inc., 7.25%,
1/15/23, Callable 7/15/19
@ 103.63 (a)(d)	2,000	2,075
Hudbay Minerals, Inc., 7.63%,
1/15/25, Callable 1/15/20
@ 105.72 (a)(d)	61,000	63,440
Iamgold Corp., 7.00%, 4/15/25,
Callable 4/15/20
@ 105.25 (a)(d)	147,000	149,940
Mattamy Group Corp., 6.88%,
12/15/23, Callable 12/15/19
@ 103.44 (a)(d)	64,000	66,240
Mattamy Group Corp., 6.50%,
10/1/25, Callable 10/1/20
@ 104.88 (a)(d)	50,000	50,875
Mountain Province Diamonds,
Inc., 8.00%, 12/15/22, Callable
12/15/19 @ 104 (a)(d)	110,000	110,550
New Gold, Inc., 6.25%,
11/15/22, Callable 5/14/19
@ 102.08 (a)(d)	240,000	217,799
Northwest Acquisitions ULC,
7.13%, 11/1/22, Callable 11/1/19
@ 103.56 (a)(d)	18,000	15,120
Nova Chemicals Corp., 5.25%,
8/1/23, Callable 6/6/19
@ 102.63 (a)(d)	40,000	40,300

See notes to financial statements.	HSBC FAMILY OF FUNDS 21

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Yankee Dollars, continued

	Principal
	Amount ($)	Value ($)
Canada — continued
Nova Chemicals Corp., 4.88%,
6/1/24, Callable 3/3/24
@ 100 (a)(d)	150,000	146,625
Nova Chemicals Corp., 5.00%,
5/1/25, Callable 1/31/25
@ 100 (a)(d)	34,000	33,065
Nova Chemicals Corp., 5.25%,
6/1/27, Callable 3/3/27
@ 100 (a)(d)	213,000	209,272
		1,664,802
El Salvador — 0.1%
Republic of El Salvador,
Registered, 7.75%, 1/24/23	35,000	36,838
France — 0.3%
Electricite de France SA,
Registered, 5.25% (USSW10 +
371 bps), Callable 1/29/23
@ 100 (a)(b)(c)	100,000	101,000
Germany — 2.0%
IHO Verwaltungs (Schaeffler)
GmbH, 4.50%, 9/15/23, Callable
9/15/19 @ 102.25 (a)(d)	200,000	201,962
Unitymedia Kabelbw GmbH,
6.13%, 1/15/25, Callable 1/15/20
@ 103.06 (a)(d)	400,000	414,000
		615,962
Ireland — 1.2%
Avolon Holdings Funding, Ltd.,
5.13%, 10/1/23, Callable 9/1/23
@ 100 (a)(d)	85,000	88,335
Park Aerospace Holdings, 5.25%,
8/15/22, Callable 7/15/22
@ 100 (a)(d)	93,000	96,823
Park Aerospace Holdings, 5.50%,
2/15/24 (d)	181,000	190,571
		375,729
Israel — 0.1%
Teva Pharmaceuticals NE, 3.15%,
10/1/26	50,000	41,938
Luxembourg — 3.6%
Altice Luxembourg SA, 7.75%,
5/15/22, Callable 6/6/19
@ 101.94 (a)(d)	200,000	203,750
ARD Finance SA, 7.13%, 9/15/23,
Callable 9/15/19
@ 103.56 (a)	200,000	199,750
Camelot Finance SA, 7.88%,
10/15/24, Callable 10/15/19
@ 103.94 (a)(d)	80,000	84,200
Intelsat Jackson Holdings SA,
8.50%, 10/15/24, Callable
10/15/20 @ 106.38 (a)(d)	157,000	154,939
Telenet Finance Luxembourg Notes
Sarl, 5.50%, 3/1/28, Callable
12/1/22 @ 102.75 (a)(d)	400,000	396,999
Trinseo Materials Operating SCA/
Trinseo Materials Finance, Inc.,
5.38%, 9/1/25, Callable 9/1/20
@ 102.69 (a)(d)	66,000	64,185
		1,103,823
Nigeria — 0.1%
Nigeria Government International
Bond, 5.63%, 6/27/22	45,000	45,606
Russian Federation — 0.3%
LUKOIL International Finance BV,
Registered, 6.66%, 6/7/22	100,000	108,380
South Africa — 0.3%
Republic of South Africa,
5.50%, 3/9/20	100,000	101,492
Spain — 0.6%
Banco BIL Vizcaya Arg, 6.13%
(USSW5 + 387 bps), Callable
11/16/27 @ 100 (a)(b)(c)	200,000	182,250
Sri Lanka — 0.3%
Republic of Sri Lanka, Registered,
6.25%, 10/4/20	100,000	100,595
Switzerland — 0.7%
UBS Group AG, 7.00% (USSW5 +
487 bps), Callable 2/19/25
@ 100 (a)(b)(c)	200,000	214,750
Turkey — 0.8%
Republic of Turkey,
7.00%, 6/5/20	173,000	174,550
Republic of Turkey,
7.38%, 2/5/25	62,000	61,349
		235,899
United Arab Emirates — 0.2%
Shelf Drilling Holdings, Ltd.,
8.25%, 2/15/25, Callable 2/15/21
@ 106.19 (a)(d)	80,000	78,400
United Kingdom — 2.0%
Barclays, 7.88% (USSW5 + 677
bps), Callable 3/15/22
@ 100 (a)(b)(c)	200,000	210,750

22 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Yankee Dollars, continued

	Principal
	Amount ($)	Value ($)
United Kingdom — continued
Royal Bank of Scotland Group PLC,
8.62% (USSW5 + 760 bps),
Callable 8/15/21
@ 100 (a)(b)(c)	200,000	215,000
Virgin Media Finance PLC, 6.00%,
10/15/24, Callable 10/15/19
@ 103 (a)(d)	200,000	207,000
		632,750
United States — 0.7%
Valeant Pharmaceuticals
International, Inc., 5.50%,
11/1/25, Callable 11/1/20
@ 102.75 (a)(d)	200,000	204,688
Venezuela — 0.1%
Bolivarian Republic of Venezuela,
9.25%, 5/7/28 (e)	4,000	1,150
Petroleos de Venezuela SA,
Registered, 11/17/21 (e)	35,000	9,080
Petroleos de Venezuela SA,
Registered, 12.75%,
2/17/22 (e)	9,000	2,405
Petroleos de Venezuela SA,
Registered, 6.00%,
5/16/24 (e)	70,000	15,049
Petroleos de Venezuela SA,
Registered, 6.00%,
11/15/26 (e)	63,000	13,682
		41,366
TOTAL YANKEE DOLLARS
(COST $7,246,057)		7,178,213

Corporate Bonds — 65.5%

	Principal
	Amount ($)	Value ($)
United States — 65.5%
Acadia Healthcare Co., Inc., 5.63%,
2/15/23, Callable 6/6/19
@ 102.81 (a)	65,000	65,650
Acadia Healthcare Co., Inc., 6.50%,
3/1/24, Callable 6/6/19
@ 104.88 (a)	150,000	155,250
Adient US LLC, 7.00%,
5/15/26, Callable 5/15/22
@ 103.50 (a)(d)	157,000	160,729
AK Steel Corp., 7.50%,
7/15/23, Callable 7/15/19
@ 103.75 (a)	328,000	337,536
Ally Financial, Inc.,
4.13%, 3/30/20	135,000	135,675
Ally Financial, Inc.,
7.50%, 9/15/20	87,000	91,568
Ally Financial, Inc.,
8.00%, 3/15/20	87,000	90,589
American Express Co., 5.20%
(US0003M + 343 bps), Callable
11/15/19 @ 100.00 (a)(b)(c)	65,000	65,081
Antero Resources Corp., 5.00%,
3/1/25, Callable 3/1/20
@ 103.75 (a)	300,000	295,500
Archrock Partners LP / Archrock
Partners Finance Corp., 6.88%,
4/1/27, Callable 4/1/22
@ 105.16 (a)(d)	231,000	240,529
Arconic, Inc., 5.90%, 2/1/27	76,000	80,345
Ascent Resources Utica Holdings
LLC/ARU Finance Corp., 7.00%,
11/1/26, Callable 11/1/21
@ 103.50 (a)(d)	42,000	40,950
Basuch Health Americas, Inc.,
8.50%, 1/31/27, Callable 7/31/22
@ 104.25 (a)(d)	45,000	49,022
Blue Cube Spinco, Inc., 9.75%,
10/15/23, Callable 10/15/20
@ 102.44 (a)	88,000	98,340
Blue Cube Spinco, Inc., 10.00%,
10/15/25, Callable 10/15/20
@ 105.00 (a)	28,000	31,850
Blue Racer Midstream LLC, 6.13%,
11/15/22, Callable 6/6/19
@ 103.06 (a)(d)	273,000	276,071
Blue Racer Midstream LLC, 6.63%,
7/15/26, Callable 7/15/21
@ 104.97 (a)(d)	40,000	40,850
Boyd Gaming Corp., 6.88%,
5/15/23, Callable 5/22/19
@ 103.44 (a)	115,000	119,169
Boyne USA, Inc., 7.25%, 5/1/25,
Callable 5/1/21 @ 103.63 (a)(d)	60,000	65,100
Cablevision Systems Corp.,
5.88%, 9/15/22	174,000	180,960
Calpine Corp., 5.75%, 1/15/25,
Callable 10/15/19 @ 102.88 (a)	110,000	108,900
Calpine Corp., 6.00%, 1/15/22,
Callable 6/6/19 @ 101.50 (a)(d)	75,000	75,750
Capital One Financial Corp., 5.55%
(US0003M + 380 bps), Callable
6/1/20 @ 100.00 (a)(b)(c)	120,000	122,250
Carlson Travel, Inc., 6.75%,
12/15/23, Callable 12/15/19
@ 103.38 (a)(d)	300,000	303,749
CCO Holdings LLC, 5.00%, 2/1/28,
Callable 8/1/22 @ 102.50 (a)(d)	134,000	133,833
CCO Holdings LLC, 5.13%, 5/1/23,
Callable 6/6/19 @ 102.56 (a)(d)	164,000	168,100
CCO Holdings LLC, 5.75%,
1/15/24, Callable 6/6/19
@ 102.88 (a)	100,000	102,500
Centene Corp., 4.75%, 5/15/22,
Callable 6/6/19 @ 102.38 (a)	14,000	14,268
Centene Corp., 6.13%, 2/15/24,
Callable 6/6/19 @ 104.59 (a)	73,000	76,468

See notes to financial statements.	HSBC FAMILY OF FUNDS	23

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States — continued
Centene Escrow I Corp., 5.38%,
6/1/26, Callable 6/1/21
@ 104.03 (a)(d)	85,000	88,719
Cheniere Energy Partners LP,
5.25%, 10/1/25, Callable 10/1/20
@ 102.63 (a)	38,000	38,760
Citigroup, Inc., 5.87% (US0003M +
406 bps), Callable 3/27/20
@ 100.00 (a)(b)(c)	70,000	70,963
Clearwater Paper Corp., 4.50%,
2/1/23, Callable 6/6/19
@ 101.50 (a)	64,000	61,920
Clearwater Paper Corp., 5.38%,
2/1/25 (d)	288,000	263,520
Cleveland-Cliffs, Inc., 5.75%,
3/1/25, Callable 3/1/20
@ 104.31 (a)	271,000	269,306
Cleveland-Cliffs, Inc., 5.88%,
6/1/27, Callable 6/1/22
@ 102.94 (a)(d)	275,000	265,719
CommScope Finance LLC, 6.00%,
3/1/26, Callable 3/1/22
@ 103.00 (a)(d)	97,000	102,699
CommScope Finance LLC, 6.00%,
6/15/25, Callable 6/15/20
@ 103.00 (a)(d)	147,000	149,300
Crestwood Midstream Partners LP/
Finance Corp., 5.63%,
5/1/27, Callable 5/1/22
@ 102.81 (a)(d)	99,000	98,629
CSC Holdings LLC,
5.25%, 6/1/24	200,000	203,500
CSC Holdings LLC, 5.38%, 2/1/28,
Callable 2/1/23 @ 102.69 (a)(d)	200,000	203,250
CSC Holdings LLC, 10.88%,
10/15/25, Callable 10/15/20
@ 105.44 (a)(d)	200,000	229,999
DCP Midstream LLC,
8.13%, 8/16/30	77,000	92,015
Dell, Inc., 7.10%, 4/15/28	109,000	119,900
Diamond 1 Finance/Diamond 2,
5.88%, 6/15/21, Callable 5/22/19
@ 102.94 (a)(d)	19,000	19,349
Diamond 1 Finance/Diamond 2,
7.13%, 6/15/24, Callable 6/15/19
@ 105.34 (a)(d)	174,000	184,082
DISH DBS Corp.,
5.88%, 7/15/22	60,000	58,542
Eagle Holding Co. II LLC, 7.63%,
5/15/22, Callable 6/6/19
@ 101.00 (a)(d)	293,000	294,100
Eldorado Resorts, Inc., 6.00%,
9/15/26, Callable 9/15/21
@ 104.50 (a)	152,000	157,700
Eldorado Resorts, Inc., 7.00%,
8/1/23, Callable 6/6/19
@ 105.25 (a)	135,000	141,075
Embarq Corp., 8.00%, 6/1/36	197,000	194,291
Energy Transfer Partners LP, 6.25%
(US0003M + 418 bps), Callable
2/15/23 @ 100.00 (a)(b)(c)	83,000	78,980
EnLink Midstream Partners LP,
6.00% (US0003M + 411 bps),
Callable 12/15/22
@ 100.00 (a)(b)(c)	197,000	169,666
Enterprise Merger Sub In, 8.75%,
10/15/26, Callable 10/15/21
@ 104.38 (a)(d)	120,000	113,100
First Data Corp., 5.00%, 1/15/24,
Callable 5/17/19 @ 102.50 (a)(d)	108,000	110,712
Freeport-McMoRan, Inc., 3.88%,
3/15/23, Callable 12/15/22
@ 100.00 (a)	44,000	43,560
Freeport-McMoRan, Inc., 6.88%,
2/15/23, Callable 2/15/20
@ 103.44 (a)	18,000	18,990
Genesis Energy LP, 5.63%,
6/15/24, Callable 6/15/19
@ 102.81 (a)	40,000	39,725
Genesis Energy LP, 6.00%,
5/15/23, Callable 6/6/19
@ 103.00 (a)	100,000	101,094
Genesis Energy LP, 6.75%, 8/1/22,
Callable 6/6/19 @ 103.38 (a)	76,000	77,080
Golden Nugget, Inc., 6.75%,
10/15/24, Callable 10/15/19
@ 103.38 (a)(d)	150,000	153,375
Golden Nugget, Inc., 8.75%,
10/1/25, Callable 10/1/20
@ 104.38 (a)(d)	256,000	268,159
Gray Television, Inc., 5.88%,
7/15/26, Callable 7/15/21
@ 102.94 (a)(d)	86,000	88,634
Gray Television, Inc., 7.00%,
5/15/27, Callable 5/15/22
@ 105.25 (a)(d)	82,000	88,534
Greif, Inc., 6.50%, 3/1/27, Callable
3/1/22 @ 103.25 (a)(d)	95,000	97,613
Gulfport Energy Corp., 6.38%,
5/15/25, Callable 5/15/20
@ 104.78 (a)	77,000	67,953
Gulfport Energy Corp., 6.00%,
10/15/24, Callable 10/15/19
@ 104.50 (a)	196,000	171,868
HCA Healthcare, Inc., 5.88%,
2/15/26, Callable 8/15/25
@ 100.00 (a)	200,000	214,938
HCA, Inc., 5.38%, 9/1/26, Callable
3/1/26 @ 100.00 (a)	15,000	15,825
HCA, Inc., 5.88%, 2/1/29, Callable
8/1/28 @ 100.00 (a)	6,000	6,458
HCA, Inc., 6.50%, 2/15/20	70,000	71,848
HCA, Inc., 7.50%, 2/15/22	64,000	70,400
Herc Rentals, Inc., 7.50%, 6/1/22,
Callable 6/1/19 @ 103.75 (a)(d)	61,000	63,440
24	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States — continued
Infor, Inc., 6.50%, 5/15/22, Callable
5/22/19 @ 101.63 (a)	125,000	127,226
Informatica LLC, 7.13%, 7/15/23,
Callable 5/22/19
@ 103.56 (a)(d)	117,000	119,633
Inventiv Group Holdings, Inc.,
7.50%, 10/1/24, Callable 10/1/19
@ 103.75 (a)(d)	79,000	82,753
Jacobs Entertainment, Inc., 7.88%,
2/1/24, Callable 2/1/20
@ 105.91 (a)(d)	264,000	283,799
Jaguar Holding Co. II, 6.38%,
8/1/23, Callable 6/6/19
@ 104.78 (a)(d)	69,000	70,380
JBS USA LLC/ JBS USA Finance
LLC, Registered, 5.88%, 7/15/24,
Callable 7/15/19 @ 102.94 (a)	50,000	51,438
JBS USA LUX SA / JBS USA Food
Co / JBS USA Finance, Inc.,
6.50%, 4/15/29, Callable 4/15/24
@ 103.25 (a)(d)	233,000	246,980
JPMorgan Chase & Co., 6.00%
(US0003M + 330 bps), Callable
8/1/23 @ 100.00 (a)(b)(c)	85,000	89,250
Kinetic Concepts, Inc. / KCI USA,
Inc., 7.88%, 2/15/21, Callable
5/22/19 @ 101.97 (a)(d)	95,000	96,995
Level 3 Communications, 5.75%,
12/1/22, Callable 6/6/19
@ 101.44 (a)	96,000	96,809
Level 3 Financing, Inc., 5.13%,
5/1/23, Callable 6/6/19
@ 101.28 (a)	90,000	90,924
Level 3 Financing, Inc., 5.38%,
5/1/25, Callable 5/1/20
@ 102.69 (a)	139,000	141,585
Level 3 Financing, Inc., 5.38%,
1/15/24, Callable 6/6/19
@ 102.69 (a)	24,000	24,300
Manitowoc Co., Inc., 9.00%,
4/1/26, Callable 4/1/22
@ 104.50 (a)(d)	122,000	123,220
Matador Resources Co., 5.88%,
9/15/26, Callable 9/15/21
@ 104.41 (a)	51,000	51,383
Match Group, Inc., 5.63%,
2/15/29, Callable 2/15/24
@ 102.81 (a)(d)	165,000	168,713
MEDNAX, Inc., 6.25%,
1/15/27, Callable 1/15/22
@ 104.69 (a)(d)	202,000	206,040
MGM Growth/MGM Finance,
5.63%, 5/1/24, Callable 2/1/24
@ 100.00 (a)	38,000	39,948
MGM Growth/MGM Finance,
5.75%, 2/1/27, Callable 11/1/26
@ 100.00 (a)(d)	64,000	67,360
MGM Resorts International,
5.75%, 6/15/25, Callable 3/15/25
@ 100.00 (a)	100,000	105,750
MPH Acquisition Holdings LLC,
7.13%, 6/1/24, Callable 6/6/19
@ 105.34 (a)(d)	141,000	141,733
Navient Corp., 6.13%,
3/25/24, MTN	38,000	38,866
Navient Corp., 6.50%, 6/15/22	100,000	105,375
Navient Corp., 7.25%,
1/25/22, MTN	150,000	160,688
Navistar International Corp.,
6.63%, 11/1/25, Callable 11/1/20
@ 103.31 (a)(d)	85,000	86,700
Outfront Media Capital LLC,
5.25%, 2/15/22, Callable 6/6/19
@ 101.31 (a)	130,000	131,625
Owens-Brockway Packaging, Inc.,
6.38%, 8/15/25 (d)	100,000	106,250
Panther BF Aggregator 2 LP,
6.25%, 5/15/26, Callable 5/15/22
@ 103.13 (a)(d)	44,000	45,927
Par Pharmaceutical, Inc., 7.50%,
4/1/27, Callable 4/1/22
@ 105.63 (a)(d)	92,000	95,431
Parsley Energy LLC, 5.25%,
8/15/25, Callable 8/15/20
@ 103.94 (a)(d)	69,000	69,604
Party City Holdings, Inc., 6.63%,
8/1/26, Callable 8/1/21
@ 103.31 (a)(d)	86,000	85,249
PBF Holding Co. LLC, 7.00%,
11/15/23, Callable 6/6/19
@ 105.25 (a)	303,000	311,711
PBF Logistics LP, 6.88%, 5/15/23,
Callable 6/6/19 @ 103.44 (a)	322,000	329,212
Pilgrim’s Pride Corp., 5.88%,
9/30/27, Callable 9/30/22
@ 102.94 (a)(d)	96,000	99,120
Pisces Midco, Inc., 8.00%,
4/15/26, Callable 4/15/21
@ 104.00 (a)(d)	135,000	125,888
Plains All American Pipeline LP,
6.13% (US0003M + 411 bps),
Callable 11/15/22
@ 100.00 (a)(b)(c)	110,000	105,325
Plastipak Holdings, Inc., 6.25%,
10/15/25, Callable 10/15/20
@ 103.13 (a)(d)	227,000	212,245
Polaris Intermediate Corp., 8.50%,
12/1/22, Callable 6/1/19
@ 104.00 (a)(d)	248,000	246,759
Prime Security Services Borrower
LLC/Prime Finance, Inc., 5.25%,
4/15/24 (d)	214,000	214,535
Rayonier Am Prod, Inc., 5.50%,
6/1/24, Callable 6/6/19
@ 102.75 (a)(d)	336,000	320,879

See notes to financial statements.	HSBC FAMILY OF FUNDS	25

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States — continued
Refinitiv US Holdings, Inc., 4.50%,
5/15/26, Callable 11/15/21
@ 102.25 (a)(d)	EUR 200,000	226,009
Refinitiv US Holdings, Inc., 6.25%,
5/15/26, Callable 11/15/21
@ 103.13 (a)(d)	166,000	170,358
Refinitiv US Holdings, Inc., 8.25%,
11/15/26, Callable 11/15/21
@ 104.13 (a)(d)	137,000	138,840
Reynolds Group Issuer, Inc.,
5.13%, 7/15/23, Callable 7/15/19
@ 102.56 (a)(d)	72,000	73,045
Reynolds Group Issuer, Inc.,
5.75%, 10/15/20, Callable 6/6/19
@ 100.00 (a)	214,173	214,815
Scientific Games International,
Inc., 5.00%, 10/15/25, Callable
10/15/20 @ 103.75 (a)(d)	150,000	149,250
Scientific Games International, Inc.,
8.25%, 3/15/26, Callable 3/15/22
@ 104.13 (a)(d)	258,000	267,353
Scientific Games International, Inc.,
10.00%, 12/1/22, Callable 6/6/19
@ 105.00 (a)	147,000	154,718
Select Medical Holdings Corp.,
6.38%, 6/1/21, Callable 6/6/19
@ 100.00 (a)	431,000	431,538
SemGroup Corp., 7.25%, 3/15/26,
Callable 3/15/21 @ 103.63 (a)	28,000	27,090
Sirius XM Radio, Inc., 6.00%,
7/15/24, Callable 7/15/19 @
103.00 (a)(d)	75,000	77,438
Springleaf Finance Corp., 6.88%,
3/15/25	88,000	94,380
Sprint Communications, Inc.,
6.00%, 11/15/22	125,000	125,781
Sprint Corp., 7.13%, 6/15/24	30,000	30,066
Sprint Corp., 7.25%, 9/15/21	144,000	150,840
Sprint Corp., 7.63%, 3/1/26,
Callable 11/1/25 @ 100.00 (a)	118,000	117,888
Sprint Corp., 7.88%, 9/15/23	328,000	341,120
Standard Industries, Inc., 5.00%,
2/15/27, Callable 2/15/22
@ 102.50 (a)(d)	175,000	171,937
Sunoco LP / Sunoco Finance Corp.,
6.00%, 4/15/27, Callable 4/15/22
@ 103.00 (a)(d)	121,000	125,538
Targa Resources Partners LP,
5.00%, 1/15/28, Callable 1/15/23
@ 102.50 (a)	64,000	62,877
Targa Resources Partners LP,
6.75%, 3/15/24, Callable 9/15/19
@ 103.38 (a)	31,000	32,356
Taylor Morrison Communities, Inc.,
5.88%, 4/15/23, Callable 1/15/23
@ 100.00 (a)(d)	177,000	182,103
Tempo Acquisition Ll/Fi, 6.75%,
6/1/25, Callable 6/1/20
@ 103.38 (a)(d)	167,000	170,549
Tenet Healthcare Corp., 6.00%,
10/1/20	57,000	58,924
Tenet Healthcare Corp., 6.25%,
2/1/27, Callable 2/1/22
@ 103.13 (a)(d)	127,000	132,398
Tenet Healthcare Corp., 8.13%,
4/1/22	245,000	261,404
The Chemours Co., 5.38%,
5/15/27, Callable 2/15/27
@ 100.00 (a)	65,000	64,838
The Chemours Co., 6.63%,
5/15/23, Callable 6/6/19
@ 103.31 (a)	39,000	40,402
The Chemours Co., 7.00%,
5/15/25, Callable 5/15/20
@ 103.50 (a)	146,000	154,395
T-Mobile US, Inc., 6.00%, 4/15/24,
Callable 5/17/19 @ 104.50 (a)	5,000	5,219
T-Mobile US, Inc., 6.50%, 1/15/24,
Callable 5/17/19 @ 103.25 (a)	150,000	155,250
Tribune Media Co., 5.88%,
7/15/22, Callable 5/17/19
@ 102.94 (a)	310,000	314,339
Tronox, Inc., 6.50%,
4/15/26, Callable 4/15/21
@ 103.25 (a)(d)	50,000	50,438
Truck Hero, Inc., 8.50%,
4/21/24, Callable 4/30/21
@ 104.25 (a)(d)	90,000	90,675
United Rentals North America,
Inc., 6.50%, 12/15/26, Callable
12/15/21 @ 103.25 (a)	155,000	165,850
Wand Merger Corp., 8.13%,
7/15/23, Callable 7/15/20
@ 104.06 (a)(d)	76,000	76,570
Warrior Met Coal, Inc., 8.00%,
11/1/24, Callable 11/1/20
@ 104.00 (a)(d)	139,000	145,603
Waste Pro USA, Inc., 5.50%,
2/15/26, Callable 2/15/21
@ 104.13 (a)(d)	300,000	298,500
Wyndham Worldwide Corp.,
6.35%, 10/1/25, Callable 7/1/25
@ 100.00 (a)(c)	161,000	171,063
XPO Logistics, Inc., 6.75%,
8/15/24, Callable 8/15/21
@ 103.38 (a)(d)	217,000	224,053
Zayo Group LLC/Zayo Capital LLC,
6.00%, 4/1/23, Callable 6/6/19
@ 103.00 (a)	147,000	149,389
		20,578,679
TOTAL CORPORATE BONDS
(COST $20,345,555)		20,578,679

26	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Exchange Traded Funds — 4.9%

	Shares	Value ($)
iShares JPMorgan USD Emerging
Markets Bond ETF	10,019	1,100,086
iShares iBoxx High Yield Corporate
Bond ETF	5,000	434,700
TOTAL EXCHANGE TRADED
FUNDS (COST $1,497,772)		1,534,786

Investment Companies — 5.5%

	Shares	Value ($)
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 2.26% (f)	1,725,608	1,725,608
TOTAL INVESTMENT COMPANIES
(COST $1,725,608)		1,725,608
TOTAL INVESTMENTS
IN SECURITIES
(COST $31,399,664) – 100.5%		31,548,506
Other Assets
(Liabilities) – (0.5)%		(150,086)
NET ASSETS – 100%		$31,398,420
____________________

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(c)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on April 30, 2019.
(d)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(e)	Defaulted security.
(f)	The rate represents the annualized one day yield that was in effect on April 30, 2019.

bps — Basis Points
ETF — Exchange-Traded Fund
EUR — Euro
EUSA12 — Euro 12 Year Swap Rate
LLC — Limited Liability Company
MTN — Medium Term Note
ULC — Unlimited Liability Co.
US0003M — 3 Month US Dollar LIBOR
USSW5 — USD 5 Year Swap Rate
USSW10 — USD 10 Year Swap Rate

The Fund invested, as a percentage of net assets at value, in the following industries, as of April 30, 2019:

Percentage of Net Assets
Industry	at Value (%)
Oil, Gas & Consumable Fuels	8.9
Hotels, Restaurants & Leisure	8.2
Health Care Providers & Services	7.7
Diversified Financial Services	7.7
Media	6.8
Metals & Mining	6.3
Investment Companies	5.5
Exchange Traded Fund	5.1
Chemicals	4.0
Containers & Packaging	3.8
Banks	3.2
Consumer Finance	3.1
Wireless Telecommunication Services	3.1
Commercial Services & Supplies	2.4
IT Services	2.0
Sovereign Bond	1.9
Auto Components	1.9
Diversified Telecommunication
Services	1.7
Electric Utilities	1.6
Pharmaceuticals	1.4
Food Products	1.3
Technology Hardware, Storage
& Peripherals	1.1
Paper & Forest Products	1.0
Household Durables	1.0
Energy Equipment & Services	1.0
Building Products	0.9
Communications Equipment	0.8
Software	0.8
Trading Companies & Distributors	0.7
Air Freight & Logistics	0.7
Equity Real Estate Investment Trusts	0.7
Machinery	0.7
Capital Markets	0.7
Aerospace & Defense	0.6
Interactive Media & Services	0.5
Independent Power and Renewable
Electricity Producers	0.5
Health Care Equipment & Supplies	0.3
Life Sciences Tools & Services	0.3
Specialty Retail	0.3
Thrifts & Mortgage Finance	0.2
Real Estate Management
& Development	0.1
Total	100.5

See notes to financial statements.	HSBC FAMILY OF FUNDS	27

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Forward Currency Exchange Contracts - Short Contracts

						Net Unrealized
						Appreciation/
Description and amount of		Description and amount of			Settlement	(Depreciation)
currency to be purchased		currency to be sold		Counterparty	Date	($)
U.S. Dollar	759,900	European Euro	675,000	Bank of America	5/3/19	2,818
						2,818
				Total unrealized appreciation		$2,818
				Total unrealized depreciation		–
				Total net unrealized appreciation/(depreciation)		$2,818

28	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited)

Foreign Bonds — 2.2%

	Principal
	Amount †	Value ($)
France — 1.3%
BNP Paribas Cardif SA, 4.03%
(EUR003M + 393 bps),
Callable 11/25/25 @ 100 (a)(b)(c)	200,000	242,777
Electricite de France SA, Series E,
5.38% (EUSA12 + 379 bps),
Callable 1/29/25 @ 100 (a)(b)(c)	100,000	124,954
		367,731
Germany — 0.4%
Commerzbank AG, Series E,
4.00%, 3/30/27	100,000	125,021
Luxembourg — 0.5%
Kleopatra Holdings 1 SCA, Registered,
8.50%, 6/30/23, Callable 7/15/19
@ 102 (a)	261,563	149,596
TOTAL FOREIGN BONDS
(COST $692,778)		642,348

Yankee Dollars — 27.1%

	Principal
	Amount ($)
Argentina — 1.5%
Provincia de Buenos Aires, Registered,
6.50%, 2/15/23	174,000	127,455
Republic of Argentina,
5.63%, 1/26/22	110,000	86,020
Republic of Argentina,
5.88%, 1/11/28	83,000	57,395
Republic of Argentina,
6.88%, 1/11/48	170,000	112,712
YPF SA, 7.00%, 12/15/47,
Callable 6/15/47 @ 100 (a)(d)	30,000	23,213
YPF Sociedad Anonima, Registered,
8.50%, 3/23/21	22,000	21,487
		428,282
Australia — 1.1%
FMG Resources August 2006 Pty Ltd.,
4.75%, 5/15/22, Callable 2/15/22
@ 100 (a)(d)	200,000	202,500
Mineral Resources, Ltd., 8.13%, 5/1/27,
Callable 5/1/22 @ 106.09 (a)(d)	74,000	75,943
Westpac Banking Corp., 5.00%
(USISDA05 + 289 bps), Callable
9/21/27 @ 100 (a)(b)(c)	35,000	32,129
		310,572
Bahamas — 0.2%
Silversea Cruise Finance, 7.25%,
2/1/25, Callable 2/1/20
@ 105.44 (a)(d)	48,000	51,660
Bermuda — 1.1%
Aircastle, Ltd., 5.50%, 2/15/22	100,000	105,434
VOC Escro, Ltd., 5.00%, 2/15/28,
Callable 2/15/23 @ 102.5 (a)(d)	203,000	201,478
		306,912
Brazil — 1.0%
Federal Republic of Brazil, 5.63%,
1/7/41	100,000	99,750
Petrobras Global Finance BV, 6.00%,
1/27/28	62,000	63,438
Petrobras Global Finance BV, 5.75%,
2/1/29	115,000	115,288
Yamana Gold, Inc., 4.63%, 12/15/27,
Callable 9/15/27 @ 100 (a)	20,000	19,752
		298,228
Canada — 4.5%
Bausch Health Cos., Inc., 5.75%,
8/15/27, Callable 8/15/22
@ 102.88 (a)(d)	7,000	7,294
Cascades, Inc., 5.75%, 7/15/23,
Callable 6/6/19 @ 104.31 (a)(d)	150,000	151,875
Eldorado Gold Corp., 6.13%, 12/15/20,
Callable 6/6/19 @ 100 (a)(d)	200,000	198,999
Enbridge, Inc., 5.50% (US0003M + 342
bps), 7/15/77, Callable 7/15/27
@ 100 (a)(c)	55,000	52,809
Enbridge, Inc., 6.25% (US0003M + 364
bps), 3/1/78, Callable 3/1/28
@ 100 (a)(c)	15,000	15,218
Iamgold Corp., 7.00%, 4/15/25,
Callable 4/15/20 @ 105.25 (a)(d)	39,000	39,780
Kinross Gold Corp., 4.50%, 7/15/27,
Callable 4/15/27 @ 100 (a)	50,000	48,301
Mattamy Group Corp., 6.88%,
12/15/23, Callable 12/15/19
@ 103.44 (a)(d)	18,000	18,630
Mattamy Group Corp., 6.50%, 10/1/25,
Callable 10/1/20 @ 104.88 (a)(d)	156,000	158,730
Mountain Province Diamonds, Inc.,
8.00%, 12/15/22, Callable 12/15/19
@ 104 (a)(d)	28,000	28,140
New Gold, Inc., 6.25%, 11/15/22,
Callable 5/14/19 @ 102.08 (a)(d)	185,000	167,888
New Gold, Inc., 6.38%, 5/15/25,
Callable 5/15/20 @ 104.78 (a)(d)	18,000	14,490
Northwest Acquisitions ULC, 7.13%,
11/1/22, Callable 11/1/19
@ 103.56 (a)(d)	162,000	136,080
Nova Chemicals Corp., 5.25%, 8/1/23,
Callable 6/6/19 @ 102.63 (a)(d)	22,000	22,164
Nova Chemicals Corp., 4.88%, 6/1/24,
Callable 3/3/24 @ 100 (a)(d)	10,000	9,775
Nova Chemicals Corp., 5.00%, 5/1/25,
Callable 1/31/25 @ 100 (a)(d)	17,000	16,533
Nova Chemicals Corp., 5.25%, 6/1/27,
Callable 3/3/27 @ 100 (a)(d)	215,000	211,237
		1,297,943

See notes to financial statements.	HSBC FAMILY OF FUNDS	29

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Yankee Dollars, continued

	Principal
	Amount ($)	Value ($)
Egypt — 0.7%
Republic of Egypt, Registered,
7.50%, 1/31/27	200,000	206,052
Ghana — 0.7%
Republic of Ghana, Registered,
7.88%, 8/7/23	200,000	210,000
Hong Kong SAR — 0.7%
CK Hutchison Capital Securities 17, Ltd.,
4.00% (H15T5Y + 207 bps), Callable
5/12/22 @ 100 (a)(b)(c)(d)	200,000	195,962
India — 0.7%
ONGC Videsh, Ltd., 3.75%, 5/7/23	200,000	200,716
Indonesia — 0.7%
Perusahaan Listrik Negara PT,
Registered, 4.13%, 5/15/27, MTN	200,000	196,910
Ireland — 1.9%
Aercap Ireland Capital/Global,
3.50%, 1/15/25, Callable
11/15/24 @ 100 (a)	150,000	146,219
Avolon Holdings Funding, Ltd.,
4.38%, 5/1/26, Callable
3/1/26 @ 100 (a)(d)	400,000	397,636
		543,855
Luxembourg — 0.2%
Dana Financing Luxembourg Sarl,
5.75%, 4/15/25, Callable 4/15/20 @
104.31 (a)(d)	40,000	40,800
Trinseo Materials Operating SCA/
Trinseo Materials Finance, Inc.,
5.38%, 9/1/25, Callable 9/1/20 @
102.69 (a)(d)	17,000	16,533
		57,333
Macau SAR — 0.7%
Sands China, Ltd., 5.13%, 8/8/25,
Callable 6/8/25 @ 100 (a)	200,000	211,028
Mexico — 1.4%
BBVA Bancomer SA Institucion de
Banca, Registered,
6.50%, 3/10/21	150,000	156,989
Petroleos Mexicanos,
4.88%, 1/24/22	110,000	111,023
Petroleos Mexicanos,
6.50%, 3/13/27	97,000	98,251
Petroleos Mexicanos,
5.35%, 2/12/28	46,000	43,070
		409,333
Netherlands — 0.8%
LYB International Finance II BV, 3.50%,
3/2/27, Callable 12/2/26 @ 100 (a)	200,000	194,681
LyondellBasell Industries NV, 4.63%,
2/26/55, Callable 8/26/54 @ 100 (a)	25,000	23,115
		217,796
Oman — 1.3%
Oman Government International Bond,
Registered, 5.38%, 3/8/27	400,000	376,000
Russian Federation — 0.4%
Gazprom OAO, Registered,
7.29%, 8/16/37	100,000	119,578
Saudi Arabia — 0.7%
Saudi Arabian Oil Co,
4.38%, 4/16/49 (d)	200,000	194,970
Sri Lanka — 0.4%
Republic of Sri Lanka, Registered,
6.25%, 10/4/20	100,000	100,595
Switzerland — 0.4%
Glencore Finance Canada, Ltd., 6.00%,
11/15/41 (d)	100,000	102,040
Turkey — 1.3%
Republic of Turkey, 6.88%, 3/17/36	68,000	60,860
Republic of Turkey, 4.88%, 4/16/43	200,000	147,000
Turkiye Is Bankasi AS,
6.13%, 4/25/24, MTN	200,000	172,796
		380,656
Ukraine — 0.3%
Ukraine Government, 7.75%, 9/1/26	100,000	93,080
United Kingdom — 4.3%
Barclays PLC, 4.38%, 1/12/26	200,000	203,046
CNH Industrial NV, 3.85%, 11/15/27,
Callable 8/15/27 @ 100 (a)	230,000	219,900
Lloyds Banking Group PLC, 4.65%,
3/24/26	200,000	204,578
Nationwide Building Society, 3.62%
(US0003M + 118 bps), 4/26/23,
Callable 4/26/22 @ 100 (a)(c)(d)	200,000	201,223
Nationwide Building Society, 4.36%
(US0003M + 139 bps), 8/1/24,
Callable 8/1/23 @ 100 (a)(c)(d)	200,000	205,349
Santander UK Group Holdings, 3.82%
(US0003M + 140 bps), 11/3/28,
Callable 11/3/27 @ 100 (a)(c)	200,000	196,413
		1,230,509
Venezuela — 0.1%
Petroleos de Venezuela SA, Registered,
6.00%, 11/15/26 (e)	77,000	16,722
Republic of Venezuela,
7.75%, 10/13/19 (e)	25,000	7,063
Republic of Venezuela,
9.99%, 8/5/31 (e)	30,000	9,000
		32,785
TOTAL YANKEE DOLLARS
(COST $7,837,440)		7,772,795

Corporate Bonds — 63.8%

United States — 63.8%
Adient US LLC, 7.00%, 5/15/26,
Callable 5/15/22 @ 103.50(a)(d)	144,000	147,420
AK Steel Corp., 7.50%, 7/15/23,
Callable 7/15/19 @ 103.75(a)	174,000	179,059

30	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States — continued
Alexandria Real Estate Equities, Inc.,
4.00%, 1/15/24, Callable 12/15/23
@ 100.00(a)	55,000	57,312
Alexandria Real Estate Equities, Inc.,
4.85%, 4/15/49, Callable 10/15/48
@ 100.00(a)	50,000	53,335
Ally Financial, Inc., 4.13%, 3/30/20	50,000	50,250
Ally Financial, Inc., 5.75%, 11/20/25,
Callable 10/21/25 @ 100.00(a)	63,000	68,276
American Express Co., 4.90%
(US0003M + 329 bps), Callable
3/15/20 @ 100.00(a)(b)(c)	400,000	401,227
American Express Co., 5.20%
(US0003M + 343 bps), Callable
11/15/19 @ 100.00(a)(b)(c)	48,000	48,060
Amgen, Inc., 3.02% (US0003M + 32
bps), 5/10/19(c)	25,000	25,003
Andeavor Logistics LP/Tesoro Logistics
Finance Corp., 4.25%, 12/1/27,
Callable 9/1/27 @ 100.00(a)	10,000	10,178
Antero Resources Corp., 5.00%,
3/1/25, Callable 3/1/20 @ 103.75(a)	65,000	64,025
Archrock Partners LP / Archrock
Partners Finance Corp., 6.88%,
4/1/27, Callable 4/1/22
@ 105.16(a)(d)	30,000	31,238
Arconic, Inc., 5.90%, 2/1/27	34,000	35,944
AT&T, Inc., 3.78% (US0003M + 118
bps), 6/12/24(c)	40,000	40,173
AT&T, Inc., 4.80%, 6/15/44, Callable
12/15/43 @ 100.00(a)	25,000	25,025
AT&T, Inc., 5.25%, 3/1/37, Callable
9/1/36 @ 100.00(a)	85,000	90,981
AT&T, Inc., 5.65%, 2/15/47, Callable
8/15/46 @ 100.00(a)	75,000	84,378
Bank of America Corp., 3.46%
(US0003M + 97 bps), 3/15/25, MTN,
Callable 3/15/24 @ 100.00(a)(c)	295,000	297,972
Bank of America Corp., 6.50%
(US0003M + 417 bps), Callable
10/23/24 @ 100.00(a)(b)(c)	35,000	38,336
Blue Cube Spinco, Inc., 9.75%,
10/15/23, Callable 10/15/20
@ 102.44(a)	12,000	13,410
Blue Cube Spinco, Inc., 10.00%,
10/15/25, Callable 10/15/20
@ 105.00(a)	25,000	28,438
Blue Racer Midstream LLC, 6.13%,
11/15/22, Callable 6/6/19
@ 103.06(a)(d)	164,000	165,844
Boardwalk Pipelines LP, 4.80%, 5/3/29,
Callable 2/3/29 @ 100.00(a)	115,000	114,900
Boardwalk Pipelines LP, 5.95%, 6/1/26,
Callable 3/1/26 @ 100.00(a)	89,000	95,823
Brandywine Operating Partnership LP,
3.95%, 11/15/27, Callable 8/15/27
@ 100.00(a)	35,000	34,761
Buckeye Partners LP, 6.38%
(US0003M + 402 bps), 1/22/78,
Callable 1/22/23 @ 100.00(a)(c)	55,000	50,188
Building Materials Corp., 6.00%,
10/15/25, Callable 10/15/20
@ 103.00(a)(d)	200,000	208,792
Capital One Financial Corp., 3.75%,
7/28/26, Callable 6/28/26
@ 100.00(a)	65,000	63,989
Capital One Financial Corp., 3.90%,
1/29/24, Callable 12/29/23
@ 100.00(a)	10,000	10,271
Capital One Financial Corp., 4.20%,
10/29/25, Callable 9/29/25
@ 100.00(a)	35,000	36,035
Capital One Financial Corp., 4.25%,
4/30/25, Callable 3/31/25
@ 100.00(a)	40,000	41,724
Capital One Financial Corp., 5.55%
(US0003M + 380 bps), Callable
6/1/20 @ 100.00(a)(b)(c)	50,000	50,938
Care Capital Properties, Inc., 5.13%,
8/15/26, Callable 5/15/26
@ 100.00(a)	145,000	143,838
CCO Holdings LLC, 5.00%, 2/1/28,
Callable 8/1/22 @ 102.50(a)(d)	53,000	52,934
CCO Holdings LLC, 5.75%, 2/15/26,
Callable 2/15/21 @ 102.88(a)(d)	265,000	277,255
CCO Holdings LLC, 5.88%, 4/1/24,
Callable 6/6/19 @ 104.41(a)(d)	55,000	57,459
Celgene Corp., 5.00%, 8/15/45,
Callable 2/15/45 @ 100.00(a)	60,000	64,582
Centene Corp., 6.13%, 2/15/24,
Callable 6/6/19 @ 104.59(a)	29,000	30,378
Centene Escrow I Corp., 5.38%,
6/1/26, Callable 6/1/21 @
104.03(a)(d)	35,000	36,531
Central Garden & Pet Co., 6.13%,
11/15/23, Callable 6/6/19
@ 104.59(a)	31,000	32,395
CenturyLink, Inc., 7.50%, 4/1/24,
Callable 1/1/24 @ 100.00(a)	50,000	53,719
Charter Communications Operating
LLC/Capital, 4.50%, 2/1/24, Callable
1/1/24 @ 100.00(a)	25,000	26,059
Charter Communications Operating
LLC/Capital, 5.75%, 4/1/48, Callable
10/1/47 @ 100.00(a)	40,000	42,201
Cheniere Corp. Christi Holding LLC,
5.88%, 3/31/25, Callable 10/2/24
@ 100.00(a)	5,000	5,388
Cheniere Energy Partners LP, 5.25%,
10/1/25, Callable 10/1/20
@ 102.63(a)	30,000	30,600
Cimarex Energy Co., 4.38%, 3/15/29,
Callable 12/15/28 @ 100.00(a)	20,000	20,756
Citigroup, Inc., 3.98% (US0003M +
134 bps), 3/20/30, Callable 3/20/29
@ 100.00(a)(c)	100,000	101,757
Citigroup, Inc., 4.13%, 7/25/28	70,000	71,034
Citigroup, Inc., 4.60%, 3/9/26	40,000	42,089

See notes to financial statements.	HSBC FAMILY OF FUNDS	31

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States — continued
Citigroup, Inc., 5.80% (US0003M +
409 bps), Callable 11/15/19
@ 100.00(a)(b)(c)	50,000	50,438
Clearwater Paper Corp., 4.50%, 2/1/23,
Callable 6/6/19 @ 101.50(a)	19,000	18,383
Clearwater Paper Corp., 5.38%,
2/1/25(d)	190,000	173,850
Cleveland-Cliffs, Inc., 5.75%, 3/1/25,
Callable 3/1/20 @ 104.31(a)	155,000	154,031
Cleveland-Cliffs, Inc., 5.88%, 6/1/27,
Callable 6/1/22 @ 102.94(a)(d)	175,000	169,094
Commercial Metals Co., 5.75%,
4/15/26, Callable 4/15/21 @ 102.88(a)	37,000	37,370
CommScope Finance LLC, 6.00%,
3/1/26, Callable 3/1/22
@ 103.00(a)(d)	24,000	25,410
Continental Resources, 4.90%, 6/1/44,
Callable 12/1/43 @ 100.00(a)	110,000	111,789
Crestwood Midstream Partners LP/
Finance Corp., 5.63%, 5/1/27,
Callable 5/1/22 @ 102.81(a)(d)	90,000	89,663
CSC Holdings LLC, 5.25%, 6/1/24	55,000	55,963
CSC Holdings LLC, 5.38%, 2/1/28,
Callable 2/1/23 @ 102.69(a)(d)	200,000	203,250
CSX Corp., 4.30%, 3/1/48, Callable
9/1/47 @ 100.00(a)	40,000	41,030
CSX Corp., 4.75%, 11/15/48, Callable
5/15/48 @ 100.00(a)	25,000	27,170
CyrusOne LP/CyrusOne Finance Corp.,
5.00%, 3/15/24, Callable 3/15/20
@ 102.50(a)	20,000	20,450
CyrusOne LP/CyrusOne Finance Corp.,
5.38%, 3/15/27, Callable 3/15/22
@ 102.69(a)	20,000	20,800
DCP Midstream LLC, 8.13%, 8/16/30	55,000	65,725
DCP Midstream Partners, 7.38%
(US0003M + 515 bps), Callable
12/15/22 @ 100.00(a)(b)(c)	40,000	39,400
Dell International LLC/EMC Corp.,
4.90%, 10/1/26, Callable 8/1/26
@ 100.00(a)(d)	200,000	204,893
Dell, Inc., 7.10%, 4/15/28	28,000	30,800
Diamond 1 Finance/Diamond 2,
5.88%, 6/15/21, Callable 5/22/19
@ 102.94(a)(d)	6,000	6,110
Diamond 1 Finance/Diamond 2,
6.02%, 6/15/26, Callable 3/15/26
@ 100.00(a)(d)	50,000	54,160
Diamond 1 Finance/Diamond 2,
7.13%, 6/15/24, Callable 6/15/19
@ 105.34(a)(d)	33,000	34,912
Diamondback Energy, Inc., 4.75%,
11/1/24, Callable 11/1/19
@ 103.56(a)	12,000	12,255
Diamondback Energy, Inc., 5.38%,
5/31/25, Callable 5/31/20
@ 104.03(a)	27,000	28,181
Discover Bank, 3.45%, 7/27/26,
Callable 4/27/26 @ 100.00(a)	250,000	243,952
Discover Financial Services, 3.95%,
11/6/24, Callable 8/6/24
@ 100.00(a)	100,000	102,241
Dominion Resources, Inc.,
2.96%, 7/1/19(f)	30,000	30,000
Enable Midstream Partners LP,
4.95%, 5/15/28, Callable
2/15/28 @ 100.00(a)	245,000	250,048
Energy Transfer Partners LP,
3.60%, 2/1/23, Callable 11/1/22
@ 100.00(a)	100,000	100,459
Energy Transfer Partners LP,
5.30%, 4/15/47, Callable 10/15/46
@ 100.00(a)	25,000	24,831
Energy Transfer Partners LP,
6.00%, 6/15/48, Callable 12/15/47
@ 100.00(a)	25,000	27,162
Energy Transfer Partners LP, 6.25%
(US0003M + 418 bps), Callable
2/15/23 @ 100.00(a)(b)(c)	50,000	47,579
EnLink Midstream Partners LP,
5.45%, 6/1/47, Callable 12/1/46
@ 100.00(a)	80,000	70,600
EnLink Midstream Partners LP, 6.00%
(US0003M + 411 bps), Callable
12/15/22 @ 100.00(a)(b)(c)	51,000	43,924
Enterprise Products Operating LLC,
5.25% (US0003M + 303 bps),
8/16/77, Callable 8/16/27
@ 100.00(a)(c)	35,000	33,457
Enterprise Products Operating LLC,
5.38% (US0003M + 257 bps),
2/15/78, Callable 2/15/28
@ 100.00(a)(c)	30,000	27,872
EPR Properties, 4.50%, 6/1/27,
Callable 3/1/27 @ 100.00(a)	35,000	35,396
EPR Properties, 4.75%, 12/15/26,
Callable 9/15/26 @ 100.00(a)	100,000	103,054
EPR Properties, 4.95%, 4/15/28,
Callable 1/15/28 @ 100.00(a)	35,000	36,495
Equinix, Inc., 5.88%, 1/15/26,
Callable 1/15/21 @ 102.94(a)	200,000	210,999
Equities Corp., 2.50%, 10/1/20,
Callable 9/1/20 @ 100.00(a)	20,000	19,820
ESH Hospitality, Inc., 5.25%, 5/1/25,
Callable 5/1/20 @ 102.63(a)(d)	55,000	55,206
Fifth Third Bancorp, 4.90%
(US0003M + 313 bps), Callable
9/30/19 @ 100.00(a)(b)(c)	50,000	49,688
First Data Corp., 5.00%, 1/15/24,
Callable 5/17/19 @ 102.50(a)(d)	52,000	53,306
Fiserv, Inc., 3.80%, 10/1/23,
Callable 9/1/23 @ 100.00(a)	20,000	20,653
Ford Motor Credit Co. LLC,
5.11%, 5/3/29, Callable 2/3/29
@ 100.00(a)	500,000	500,000
Fortune Brands Home & Security, Inc.,
4.00%, 9/21/23, Callable 8/21/23
@ 100.00(a)	35,000	36,272

32	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States — continued
Fox Corp., 4.71%, 1/25/29, Callable
10/25/28 @ 100.00(a)(d)	225,000	242,209
Fox Corp., 5.58%, 1/25/49, Callable
7/25/48 @ 100.00(a)(d)	20,000	22,715
Freeport-McMoRan, Inc., 3.88%,
3/15/23, Callable 12/15/22
@ 100.00(a)	12,000	11,880
Freeport-McMoRan, Inc.,
6.88%, 2/15/23, Callable 2/15/20
@ 103.44(a)	5,000	5,275
General Motors Acceptance Corp.,
8.00%, 11/1/31	200,000	256,000
General Motors Financial Co., Inc.,
3.55%, 7/8/22	300,000	301,649
General Motors Financial Co., Inc.,
3.84% (US0003M + 110 bps),
11/6/21(c)	40,000	40,000
General Motors Financial Co., Inc.,
4.35%, 1/17/27, Callable 10/17/26
@ 100.00(a)	80,000	79,970
Genesis Energy LP, 5.63%, 6/15/24,
Callable 6/15/19 @ 102.81(a)	30,000	29,794
Genesis Energy LP, 6.75%, 8/1/22,
Callable 6/6/19 @ 103.38(a)	23,000	23,327
GLP Capital LP/GLP Financing II, Inc.,
5.25%, 6/1/25, Callable 3/1/25
@ 100.00(a)	60,000	63,056
Goldman Sachs Group, Inc., 4.22%
(US0003M + 130 bps), 5/1/29,
Callable 5/1/28 @ 100.00(a)(c)	40,000	40,902
Gray Television, Inc., 5.88%, 7/15/26,
Callable 7/15/21 @ 102.94(a)(d)	17,000	17,521
Gray Television, Inc., 7.00%, 5/15/27,
Callable 5/15/22 @ 105.25(a)(d)	21,000	22,673
Greif, Inc., 6.50%, 3/1/27, Callable
3/1/22 @ 103.25(a)(d)	274,000	281,534
Gulfport Energy Corp., 6.38%, 5/15/25,
Callable 5/15/20 @ 104.78(a)	136,000	120,020
Gulfport Energy Corp., 6.00%,
10/15/24, Callable 10/15/19
@ 104.50(a)	25,000	21,922
Halliburton Co., 4.85%, 11/15/35,
Callable 5/15/35 @ 100.00(a)	35,000	36,817
HCA Healthcare, Inc., 5.88%, 2/15/26,
Callable 8/15/25 @ 100.00(a)	50,000	53,734
HCA, Inc., 4.50%, 2/15/27, Callable
8/15/26 @ 100.00(a)	50,000	51,325
HCA, Inc., 5.25%, 4/15/25, Callable
3/15/25 @ –(a)	50,000	53,552
HCA, Inc., 5.38%, 9/1/26, Callable
3/1/26 @ 100.00(a)	44,000	46,420
HCA, Inc., 5.50%, 6/15/47, Callable
12/15/46 @ 100.00(a)	35,000	37,247
HCA, Inc., 5.88%, 2/1/29, Callable
8/1/28 @ 100.00(a)	2,000	2,153
Health Care Realty Trust, 3.63%,
1/15/28, Callable 10/15/27
@ 100.00(a)	10,000	9,722
HealthSouth Corp., 5.75%, 11/1/24,
Callable 6/6/19 @ 101.92(a)	34,000	34,468
Herc Rentals, Inc., 7.50%, 6/1/22,
Callable 6/1/19 @ 103.75(a)(d)	34,000	35,360
Host Hotels & Resorts LP, 4.50%,
2/1/26, Callable 11/1/25
@ 100.00(a)	50,000	50,943
Hyundai Capital America,
2.75%, 9/27/26(d)	28,000	25,638
IHS Markit, Ltd., 4.75%, 8/1/28,
Callable 5/1/28 @ 100.00(a)	45,000	46,917
Jabil, Inc., 3.95%, 1/12/28, Callable
10/12/27 @ 100.00(a)	183,000	175,204
Jacobs Entertainment, Inc., 7.88%,
2/1/24, Callable 2/1/20
@ 105.91(a)(d)	150,000	161,250
JBS USA LUX SA / JBS USA Food
Co / JBS USA Finance, Inc., 6.50%,
4/15/29, Callable 4/15/24
@ 103.25(a)(d)	180,000	190,799
JPMorgan Chage & Co., 6.10%
(US0003M + 333 bps), Callable
10/1/24 @ 100.00(a)(b)(c)	40,000	42,499
Kennametal, Inc., 4.63%, 6/15/28,
Callable 3/15/28 @ 100.00(a)	335,000	342,014
Kinder Morgan, Inc., 3.05%, 12/1/19,
Callable 11/1/19 @ 100.00(a)	150,000	150,095
KLA- Tencor Corp., 5.00%, 3/15/49,
Callable 9/15/48 @ 100.00(a)	55,000	59,105
Lam Research Corp., 3.75%, 3/15/26,
Callable 1/15/26 @ 100.00(a)	250,000	257,586
Lamar Media Corp., 5.75%, 2/1/26,
Callable 2/1/21 @ 102.88(a)(d)	13,000	13,651
Lennar Corp., 4.88%, 12/15/23,
Callable 9/15/23 @ 100.00(a)	20,000	20,675
Level 3 Financing, Inc., 5.13%, 5/1/23,
Callable 6/6/19 @ 101.28(a)	25,000	25,257
Level 3 Financing, Inc., 5.38%, 5/1/25,
Callable 5/1/20 @ 102.69(a)	150,000	152,789
Level 3 Financing, Inc., 5.38%, 1/15/24,
Callable 6/6/19 @ 102.69(a)	11,000	11,138
Live Nation Entertainment, Inc.,
4.88%, 11/1/24, Callable 11/1/19
@ 103.66(a)(d)	30,000	30,591
Lowe’s Cos., Inc., 3.65%, 4/5/29,
Callable 1/5/29 @ 100.00(a)	300,000	299,277
M/I Homes, Inc., 6.75%, 1/15/21,
Callable 5/22/19 @ 101.69(a)	160,000	162,400
Manitowoc Co., Inc., 9.00%, 4/1/26,
Callable 4/1/22 @ 104.50(a)(d)	34,000	34,340
Masco Corp., 3.50%, 4/1/21, Callable
3/1/21 @ 100.00(a)	40,000	40,348
Match Group, Inc., 5.63%, 2/15/29,
Callable 2/15/24 @ 102.81(a)(d)	166,000	169,735
MEDNAX, Inc., 6.25%, 1/15/27,
Callable 1/15/22 @ 104.69(a)(d)	304,000	310,079
MGM Growth/MGM Finance, 4.50%,
9/1/26, Callable 6/1/26 @ 100.00(a)	25,000	24,688

See notes to financial statements.	HSBC FAMILY OF FUNDS	33

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States — continued
MGM Growth/MGM Finance, 5.63%,
5/1/24, Callable 2/1/24
@ 100.00(a)	37,000	38,896
MGM Resorts International, 5.75%,
6/15/25, Callable 3/15/25
@ 100.00(a)	30,000	31,725
Morgan Stanley, 4.35%,
9/8/26, MTN	250,000	259,476
MPLX LP, 5.20%, 3/1/47, Callable
9/1/46 @ 100.00(a)	25,000	25,767
MPLX LP, 5.50%, 2/15/49, Callable
8/15/48 @ 100.00(a)	25,000	27,005
MPT Operating Partnership LP, 5.00%,
10/15/27, Callable 10/15/22
@ 102.50(a)	53,000	53,133
MPT Operating Partnership LP, 5.25%,
8/1/26, Callable 8/1/21
@ 102.63(a)	20,000	20,375
MSCI, Inc., 5.75%, 8/15/25, Callable
8/15/20 @ 102.88(a)(d)	20,000	20,950
Navient Corp., 6.50%, 6/15/22	150,000	158,063
Navient Corp., 8.00%, 3/25/20, MTN	75,000	77,719
Olin Corp., 5.00%, 2/1/30, Callable
2/1/24 @ 102.50(a)	250,000	247,500
Omega Healthcare Investors, Inc.,
4.38%, 8/1/23, Callable 6/1/23
@ 100.00(a)	25,000	25,477
Outfront Media Capital LLC, 5.25%,
2/15/22, Callable 6/6/19
@ 101.31(a)	25,000	25,313
Owens-Brockway Packaging, Inc.,
5.00%, 1/15/22(d)	50,000	51,188
Owens-Brockway Packaging, Inc.,
6.38%, 8/15/25(d)	101,000	107,313
Panther BF Aggregator 2 LP, 6.25%,
5/15/26, Callable 5/15/22
@ 103.13(a)(d)	50,000	52,190
PBF Holding Co. LLC, 7.00%, 11/15/23,
Callable 6/6/19 @ 105.25(a)	25,000	25,719
PBF Holding Co. LLC, 7.25%, 6/15/25,
Callable 6/15/20 @ 105.44(a)	38,000	39,140
Pilgrim’s Pride Corp., 5.75%, 3/15/25,
Callable 3/15/20 @ 102.88(a)(d)	43,000	43,645
Pilgrim’s Pride Corp., 5.88%, 9/30/27,
Callable 9/30/22 @ 102.94(a)(d)	23,000	23,748
Plains All American Pipeline LP, 6.13%
(US0003M + 411 bps), Callable
11/15/22 @ 100.00(a)(b)(c)	13,000	12,448
Plastipak Holdings, Inc., 6.25%,
10/15/25, Callable 10/15/20
@ 103.13(a)(d)	159,000	148,665
PPL Capital Funding, Inc., 4.00%,
9/15/47, Callable 3/15/47
@ 100.00(a)	50,000	46,786
Prime Security Services Borrower
LLC/Prime Finance, Inc.,
5.25%, 4/15/24(d)	157,000	157,393
Prudential Financial, Inc., 5.38%
(US0003M + 303 bps), 5/15/45,
Callable 5/15/25 @ 100.00(a)(c)	300,000	306,000
PulteGroup, Inc., 4.25%, 3/1/21,
Callable 2/1/21 @ 100.00(a)	70,000	70,875
PulteGroup, Inc., 5.50%, 3/1/26,
Callable 12/1/25 @ 100.00(a)	166,000	175,130
Rayonier Am Prod, Inc., 5.50%, 6/1/24,
Callable 6/6/19 @ 102.75(a)(d)	283,000	270,264
Refinitiv US Holdings, Inc., 6.25%,
5/15/26, Callable 11/15/21
@ 103.13(a)(d)	136,000	139,569
Rockies Express Pipeline LLC,
4.95%, 7/15/29, Callable 4/15/29
@ 100.00(a)(d)	70,000	70,279
Sabine Pass Liquefaction LLC,
5.63%, 3/1/25, Callable 12/1/24
@ 100.00(a)	35,000	38,371
Sabre Global, Inc., 5.25%, 11/15/23,
Callable 6/6/19 @ 103.94(a)(d)	32,000	32,640
SBA Communications Corp.,
4.88%, 9/1/24, Callable 9/1/19
@ 103.66(a)	20,000	20,313
Scientific Games International, Inc.,
5.00%, 10/15/25, Callable 10/15/20
@ 103.75(a)(d)	150,000	149,250
Senior Housing Properties Trust,
4.75%, 2/15/28, Callable 8/15/27
@ 100.00(a)	230,000	209,115
Service Corp. International, 4.63%,
12/15/27, Callable 12/15/22
@ 102.31(a)	65,000	65,488
Sirius XM Radio, Inc., 6.00%, 7/15/24,
Callable 7/15/19 @ 103.00(a)(d)	75,000	77,438
Smithfield Foods, Inc., 2.65%, 10/3/21,
Callable 9/3/21 @ 100.00(a)(d)	25,000	24,235
Southern Co. Gas Capital Corp.,
4.40%, 5/30/47, Callable 11/30/46
@ 100.00(a)	35,000	34,907
Spectra Energy Partners, 4.50%,
3/15/45, Callable 9/15/44
@ 100.00(a)	15,000	15,228
Sprint Corp., 7.63%, 3/1/26, Callable
11/1/25 @ 100.00(a)	75,000	74,929
Sprint Corp., 7.88%, 9/15/23	90,000	93,600
Sprint Spectrum/Spec I, 4.74%,
3/20/25(d)	300,000	305,625
Standard Industries, Inc., 5.00%,
2/15/27, Callable 2/15/22
@ 102.50(a)(d)	75,000	73,688
Sunoco Logistics Partners Operations
LP, 5.40%, 10/1/47, Callable 4/1/47
@ 100.00(a)	40,000	40,262
Sunoco LP / Sunoco Finance Corp.,
6.00%, 4/15/27, Callable 4/15/22
@ 103.00(a)(d)	17,000	17,638
SunTrust Bank/Atlanta GA, 3.69%
(US0003M + 74 bps), 8/2/24,
Callable 8/2/23 @ 100.00(a)(c)	75,000	76,732

34	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States — continued
Synchrony Financial, 3.70%, 8/4/26,
Callable 5/4/26 @ 100.00(a)	30,000	28,761
Synovus Financial Corp., 3.13%,
11/1/22, Callable 10/1/22
@ 100.00(a)	20,000	19,750
Targa Resources Partners LP,
5.00%, 1/15/28, Callable 1/15/23
@ 102.50(a)	15,000	14,737
Targa Resources Partners LP, 5.25%,
5/1/23, Callable 6/6/19
@ 101.75(a)	30,000	30,375
Taylor Morrison Communities, Inc.,
5.88%, 4/15/23, Callable 1/15/23
@ 100.00(a)(d)	162,000	166,671
Tenet Healthcare Corp.,
4.50%, 4/1/21	25,000	25,344
Tenet Healthcare Corp., 4.63%,
7/15/24, Callable 7/15/20
@ 102.31(a)	15,000	15,042
Tenet Healthcare Corp., 6.00%,
10/1/20	50,000	51,688
Tenneco, Inc., 5.00%, 7/15/26,
Callable 7/15/21 @ 102.50(a)	3,000	2,453
The Chemours Co., 5.38%, 5/15/27,
Callable 2/15/27 @ 100.00(a)	25,000	24,938
The Chemours Co., 6.63%, 5/15/23,
Callable 6/6/19 @ 103.31(a)	13,000	13,467
The Chemours Co., 7.00%, 5/15/25,
Callable 5/15/20 @ 103.50(a)	134,000	141,705
The Goldman Sachs Group, Inc.,
4.75%, 10/12/21	EUR 100,000	123,562
Time Warner Cable, Inc., 4.50%,
9/15/42, Callable 3/15/42
@ 100.00(a)	100,000	88,590
T-Mobile US, Inc., 6.50%, 1/15/24,
Callable 5/17/19 @ 103.25(a)	74,000	76,590
Toll Bros Finance Corp., 4.88%,
11/15/25, Callable 8/15/25
@ 100.00(a)	20,000	20,400
Tribune Media Co., 5.88%, 7/15/22,
Callable 5/17/19 @ 102.94(a)	50,000	50,700
Truck Hero, Inc., 8.50%, 4/21/24,
Callable 4/30/21 @ 104.25(a)(d)	82,000	82,615
United Rentals North America, Inc,
6.50%, 12/15/26, Callable 12/15/21
@ 103.25(a)	127,000	135,890
Universal Health Services, Inc., 4.75%,
8/1/22, Callable 6/6/19
@ 102.38(a)(d)	30,000	30,266
Valeant Pharmaceuticals, 7.00%,
3/15/24, Callable 3/15/20
@ 103.50(a)(d)	180,000	189,675
Warrior Met Coal, Inc., 8.00%, 11/1/24,
Callable 11/1/20 @ 104.00(a)(d)	16,000	16,760
WellCare Health Plans, Inc., 5.38%,
8/15/26, Callable 8/15/21
@ 104.03(a)(d)	50,000	52,365
Wells Fargo & Co., 6.38% (US0003M +
377 bps), Callable 6/15/19
@ 100.00(a)(b)(c)	50,000	50,250
Welltower, Inc., 4.13%, 3/15/29,
Callable 12/15/28 @ 100.00(a)	30,000	30,791
Welltower, Inc., 4.95%, 9/1/48,
Callable 3/1/48 @ 100.00(a)	35,000	37,146
Western Digital Corp., 4.75%, 2/15/26,
Callable 11/15/25 @ 100.00(a)	30,000	28,950
Westlake Chemical Corp., 4.38%,
11/15/47, Callable 5/15/47
@ 100.00(a)	200,000	181,139
Westlake Chemical Corp., 5.00%,
8/15/46, Callable 2/15/46
@ 100.00(a)	35,000	34,456
WRKCo, Inc., 4.65%, 3/15/26,
Callable 1/15/26 @ 100.00(a)	50,000	52,870
Zayo Group LLC/Zayo Capital LLC,
6.00%, 4/1/23, Callable 6/6/19
@ 103.00(a)	50,000	50,813
		18,258,653
TOTAL CORPORATE BONDS
(COST $17,983,158)		18,258,653

U.S. Treasury Obligations — 7.0%

U.S. Treasury Bills — 3.3%
2.35%, 3/26/20(g)	1,000,000	978,893
U.S. Treasury Bonds — 0.1%
3.38%, 11/15/48	25,000	27,208
U.S. Treasury Notes — 3.6%
2.38%, 3/15/22	90,000	90,373
2.38%, 2/29/24	100,000	100,469
2.50%, 12/31/20	49,000	49,155
2.50%, 2/28/21	500,000	501,895
2.63%, 12/31/23	68,000	69,031
2.63%, 2/15/29	186,000	187,918
		998,841
TOTAL U.S. TREASURY
OBLIGATIONS (COST $2,000,066)		2,004,942

See notes to financial statements.	HSBC FAMILY OF FUNDS	35

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Investment Companies — 2.1%

	Shares	Value ($)
Northern Institutional Government
Assets Portfolio, Institutional Shares,
2.26%(h)	600,875	600,875
TOTAL INVESTMENT COMPANIES
(COST $600,875)		600,875

TOTAL INVESTMENTS
IN SECURITIES
(COST $29,114,317) – 102.2%		29,279,613
Other Assets (Liabilities) – (2.2)%		(622,854)
NET ASSETS – 100%		$28,656,759
____________________

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(c)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on April 30, 2019.
(d)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(e)	Defaulted security.
(f)	Step Bond. Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at April 30, 2019.
(g)	Rate presented represents the effective yield at time of purchase.
(h)	The rate represents the annualized one day yield that was in effect on April 30, 2019.
bps — Basis Points
EUR — Euro
EUR003M — 3 Month EUR LIBOR
EUSA12 — Euro 12 Year Swap Rate
H15T5Y — 5 Year Treasury Constant Maturity Rate
LLC — Limited Liability Company
MTN — Medium Term Note
ULC — Unlimited Liability Co.
USISDA05 — 5 Year ICE Swap Rate
US0003M — 3 Month US Dollar LIBOR

The Fund invested, as a percentage of net assets at value, in the following industries, as of April 30, 2019:

Percentage of Net Assets
Industry	at Value (%)
Oil, Gas & Consumable Fuels	11.5
Consumer Finance	9.2
Banks	7.4
U.S. Treasury Obligation	7.1
Sovereign Bond	5.7
Metals & Mining	5.3
Chemicals	4.9
Equity Real Estate Investment Trusts	4.6
Media	4.3
Containers & Packaging	3.3
Health Care Providers & Services	3.0
Household Durables	2.9
Hotels, Restaurants & Leisure	2.8
Investment Companies	2.1
Machinery	2.1
Wireless Telecommunication Services	2.0
Diversified Financial Services	1.6
Aerospace & Defense	1.5
Trading Companies & Distributors	1.5
Capital Markets	1.5
Electric Utilities	1.4
Thrifts & Mortgage Finance	1.4
Building Products	1.2
Diversified Telecommunication Services	1.2
Technology Hardware, Storage
& Peripherals	1.2
Semiconductors &
Semiconductor Equipment	1.1
Food Products	1.1
Insurance	1.1
Auto Components	1.0
Specialty Retail	1.0
IT Services	0.8
Paper & Forest Products	0.7
Industrial Conglomerates	0.7
Pharmaceuticals	0.7
Electronic Equipment, Instruments
& Components	0.6
Interactive Media & Services	0.6
Commercial Services & Supplies	0.5
Biotechnology	0.3
Road & Rail	0.2
Energy Equipment & Services	0.2
Diversified Consumer Services	0.2
Professional Services	0.2
Communications Equipment	0.1
Household Products	0.1
Entertainment	0.1
Software	0.1
Multi-Utilities	0.1
Total	102.2

36	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of April 30, 2019 (Unaudited) (continued)

Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at		Notional		Paid/	Appreciation/
	Pay Fixed	Payment	April 30,	Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	Rate (%)	Frequency	2019 (%)(b)	Date	($)(c)	Value ($)	($)	($)
CDX N.A. High Yield
Index, Series 32	5.00	Quarterly	3.26	6/20/24	300,000	(22,875)	(23,108)	233
						(22,875)	(23,108)	233

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

Forward Currency Exchange Contracts - Short Contracts

						Net
						Unrealized
						Appreciation/
Description and amount of		Description and amount of			Settlement	(Depreciation)
currency to be purchased		currency to be sold		Counterparty	Date	($)
U.S. Dollar	844,270	European Euro	750,000	UBS AG	5/3/19	3,068
U.S. Dollar	843,731	European Euro	750,000	UBS AG	6/4/19	134
						3,202

			Total unrealized appreciation			$3,202
			Total unrealized depreciation			–
			Total net unrealized appreciation/(depreciation)			$3,202

See notes to financial statements.	HSBC FAMILY OF FUNDS	37

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities – as of April 30, 2019 (Unaudited)

	HSBC Emerging Markets Debt Fund	HSBC High Yield Fund	HSBC Strategic Income Fund
Assets:
Investment in securities, at value	$50,554,287	$31,548,506	$29,279,613
Foreign currency, at value	493,614	—	79,440
Cash held as collateral at brokers for futures contracts	19,695	—	—
Cash held as collateral at brokers for centrally cleared swaps	572,101	—	10,486
Unrealized appreciation on forward foreign currency exchange contracts	22,466	2,818	3,202
Swap agreements, at value	22,012	—	—
Interest and dividends receivable	739,590	452,216	351,687
Receivable for capital shares issued	—	16,600	—
Receivable for investments sold	663,515	32,230	77,431
Reclaims receivable	42,739	—	—
Receivable from Investment Adviser	56,492	24,354	27,954
Variation margin on futures contracts	5,623	—	—
Variation margin on centrally cleared swap agreements	122	—	—
Prepaid expenses and other assets	14,256	30,759	27,632
Total Assets	53,206,512	32,107,483	29,857,445
Liabilities:
Distributions payable	63,466	41,296	33,593
Unrealized depreciation on forward foreign currency exchange contracts	52,806	—	—
Swap agreements, at value	12,682	—	—
Payable for investments purchased	923,444	535,675	1,031,086
Payable for capital shares redeemed	395	150	1
Variation margin on futures contracts	7,735	—	—
Variation margin on centrally cleared swap agreements	—	—	123
Accrued expenses and other payables:
Administration	1,670	996	909
Shareholder Servicing	88	523	104
Accounting	10,511	9,159	10,342
Custodian	13,338	590	3,377
Printing	5,141	3,363	3,743
Professional	117,136	114,511	114,552
Transfer Agent	17,564	—	—
Trustee	2,801	2,800	2,801
Other	2,435	—	55
Total Liabilities	1,231,212	709,063	1,200,686
Net Assets	$51,975,300	$31,398,420	$28,656,759
____________________

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

38	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities – as of April 30, 2019 (Unaudited) (continued)

	HSBC Emerging Markets Debt Fund	HSBC High Yield Fund	HSBC Strategic Income Fund
Composition of Net Assets:
Paid in capital	$57,556,109	$31,958,888	$28,278,899
Total distributable earnings/(loss)	(5,580,809)	(560,468)	377,860
Net Assets	$51,975,300	$31,398,420	$28,656,759

Net Assets:
Class A Shares	$1,468,984	$2,632,517	$127,233
Class I Shares	50,506,316	28,765,903	28,529,526
Total	$51,975,300	$31,398,420	$28,656,759
Shares Outstanding:
($ 0.001 par value, unlimited number of shares authorized):
Class A Shares	152,373	270,061	12,646
Class I Shares	5,245,476	2,940,878	2,819,930
Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$9.64	$9.75	$10.06
Class I Shares	$9.63	$9.78	$10.12
Maximum Sales Charge:
Class A Shares	4.75%	4.75%	4.75%
Maximum Offering Price per share
(Net Asset Value / (100%-maximum sales charge))
Class A Shares	$10.12	$10.23	$10.56
Investments in securities, at cost	$53,332,555	$31,399,664	$29,114,317
Foreign currency, at cost	$496,307	$—	$79,794
____________________

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS 39

HSBC FAMILY OF FUNDS

Statements of Operations – For the six months ended April 30, 2019 (Unaudited)

	HSBC Emerging Markets Debt Fund	HSBC High Yield Fund	HSBC Strategic Income Fund
Investment Income:
Interest	$1,450,127	$767,799	$623,463
Dividends	21,832	84,268	19,323
Foreign tax withholding	(33,484)	(581)	(5,235)
Total Investment Income	1,438,475	851,486	637,551
Expenses:
Investment Management	126,935	98,008	89,398
Operational Support:
Class A Shares	771	1,226	60
Administration:
Class A Shares	297	473	23
Class I Shares	9,498	5,345	5,284
Shareholder Servicing:
Class A Shares	694	2,942	90
Accounting	39,017	43,642	51,290
Compliance Services	15,565	15,565	15,565
Custodian	39,622	4,642	7,802
Printing	10,385	6,226	5,730
Professional	112,299	106,336	106,424
Transfer Agent	153,279	4,564	3,656
Trustee	41,126	41,126	41,126
Registration fees	18,079	14,374	14,282
Other	21,060	14,076	16,736
Total expenses before fee and expense reductions	588,627	358,545	357,466
Fees contractually reduced/reimbursed by Investment Adviser	(458,956)	(233,596)	(247,196)
Net Expenses	129,671	124,949	110,270

Net Investment Income	1,308,804	726,537	527,281

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investments in securities and
foreign currency translations	(536,419)	(470,509)	214,964
Net realized gains/(losses) from futures contracts	(10,910)	7,147	1,305
Net realized gains/(losses) from forward foreign currency exchange contracts	5,393	160,082	207,575
Net realized gains/(losses) from swap agreements	25,344	21,517	47,331
Change in unrealized appreciation/depreciation on investments in
securities and foreign currency translations	2,782,231	1,073,772	791,549
Change in unrealized appreciation/depreciation on futures contracts	(4,368)	5,726	(1,088)
Change in unrealized appreciation/depreciation on forward foreign
currency contracts	(26,649)	(104,387)	(136,549)
Change in unrealized appreciation/depreciation on swap agreements	(114,897)	(21,488)	(37,849)
Net realized/unrealized gains/(losses) on investments	2,119,725	671,860	1,087,238
Change in Net Assets Resulting from Operations	$3,428,529	$1,398,397	$1,614,519
____________________

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

40	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC Emerging Markets Debt Fund		HSBC High Yield Fund
	Six Months Ended April 30, 2019	For the year ended October 31, 2018	Six Months Ended April 30, 2019	For the year ended October 31, 2018
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income/(loss)	$1,308,804	$2,561,159	$726,537	$1,377,783
Net realized gains/(losses) from investments	(516,592)	(1,251,531)	(281,763)	585,419
Change in unrealized appreciation/depreciation on investments	2,636,317	(5,188,074)	953,623	(2,107,032)
Change in net assets resulting from operations	3,428,529	(3,878,446)	1,398,397	(143,830)

Distributions to Shareholders:
Class A Shares	(26,917)	(60,410)	(93,031)	(107,796)
Class I Shares	(919,481)	(2,000,196)	(1,089,839)	(1,389,290)

Tax return of capital:
Class A Shares	—	(5,236)	—	—
Class I Shares	—	(173,381)	—	—
Change in net assets resulting from distributions to shareholders	(946,398)	(2,239,223)	(1,182,870)	(1,497,086)
Change in net assets resulting from capital transactions	244,171	358,362	1,066,775	1,667,615
Change in net assets	2,726,302	(5,759,307)	1,282,302	26,699

Net Assets:
Beginning of period	49,248,998	55,008,305	30,116,118	30,089,419
End of period	$51,975,300	$49,248,998	$31,398,420	$30,116,118
____________________

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS 41

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	HSBC Emerging Markets Debt Fund		HSBC High Yield Fund
	Six Months Ended April 30, 2019	For the year ended October 31, 2018	Six Months Ended April 30, 2019	For the year ended October 31, 2018
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$4,410	$116,534	$177,726	$503,745
Dividends reinvested	22,818	59,490	90,764	105,282
Value of shares redeemed	(192,260)	(65,475)	(55,145)	(129,960)
Class A Shares capital transactions	(165,032)	110,549	213,345	479,067

Class I Shares:
Proceeds from shares issued	96,313	1,384,379	—	—
Dividends reinvested	705,331	1,859,539	853,430	1,188,548
Value of shares redeemed	(392,441)	(2,996,105)	—	—
Class I Shares capital transactions	409,203	247,813	853,430	1,188,548
Change in net assets resulting from capital transactions	$244,171	$358,362	$1,066,775	$1,667,615

SHARE TRANSACTIONS:
Class A Shares:
Issued	467	11,588	18,351	50,036
Reinvested	2,405	5,855	9,552	10,601
Redeemed	(20,089)	(6,491)	(5,706)	(12,981)
Change in Class A Shares	(17,217)	10,952	22,197	47,656

Class I Shares:
Issued	10,143	137,691	—	—
Reinvested	74,456	183,529	89,668	119,271
Redeemed	(41,921)	(303,105)	—	—
Change in Class I Shares	42,678	18,115	89,668	119,271
____________________

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

42	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	HSBC Strategic
	Income Fund
	Six Months	For the
	Ended	year ended
	April 30,	October 31,
	2019	2018
	(Unaudited)
Investment Activities:
Operations:
Net investment income/(loss)	$527,281	$919,439
Net realized gains/(losses) from investments	471,175	405,561
Change in unrealized appreciation/depreciation on investments	616,063	(1,922,987)
Change in net assets resulting from operations	1,614,519	(597,987)

Distributions to shareholders:
Class A Shares	(4,467)	(6,841)
Class I Shares	(1,047,204)	(943,491)
Change in net assets resulting from distributions to shareholders	(1,051,671)	(950,332)
Change in net assets resulting from capital transactions	835,611	638,556
Change in net assets	1,398,459	(909,763)

Net Assets:
Beginning of period	27,258,300	28,168,063
End of period	$28,656,759	$27,258,300

See notes to financial statements.	HSBC FAMILY OF FUNDS	43

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	HSBC Strategic
	Income Fund
	Six Months	For the
	Ended	year ended
	April 30,	October 31,
	2019	2018
	(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$3,338	$1,210
Dividends reinvested	3,624	6,334
Value of shares redeemed	(215)	(167,569)
Class A Shares capital transactions	6,747	(160,025)

Class I Shares:
Dividends reinvested	828,864	806,095
Value of shares redeemed	—	(7,514)
Class I Shares capital transactions	828,864	798,581
Change in net assets resulting from capital transactions	$835,611	$638,556

SHARE TRANSACTIONS:
Class A Shares:
Issued	333	119
Reinvested	371	622
Redeemed	(22)	(16,730)
Change in Class A Shares	682	(15,989)

Class I Shares:
Reinvested	84,507	79,251
Redeemed	—	(717)
Change in Class I Shares	84,507	78,534
____________________

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

44	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC EMERGING MARKETS DEBT FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Distributions						Ratios/Supplementary Data
															Ratio of
														Ratio of Net	Expenses
				Net										Investment	to Average
				Realized and								Net	Ratio of	Income/	Net Assets
	Net Asset	Net		Unrealized			Net Realized					Assets at	Net Expenses	(Loss) to	(Excluding
	Value,	Investment		Gains/	Total from	Net	Gains from			Net Asset	Total	End of	to Average	Average	Fee	Portfolio
	Beginning	Income/		(Losses) from	Investment	Investment	Investment	Return of	Total	Value, End	Return	Period	Net Assets	Net Assets	Reductions)	Turnover
	of Period	(Loss)		Investments	Activities	Income	Transactions	Capital	Distributions	of Period	(a)	(000’s)	(b)	(b)	(b)	(a)(c)
CLASS A SHARES
Six Months Ended
April 30, 2019 (unaudited)	$9.19	$0.23	(d)	$0.39	$0.62	$(0.17)	$—	$—	$(0.17)	$9.64	6.77%	$1,469	0.85%	4.81%	2.50%	34%
Year Ended October 31, 2018	10.34	0.44	(d)	(1.18)	(0.74)	(0.38)	—	(0.03)	(0.41)	9.19	(7.51)%	1,558	0.85%	4.45%	2.20%	53%
Year Ended October 31, 2017	10.29	0.45	(d)	0.08	0.53	(0.48)	—	—	(0.48)	10.34	5.29%	1,640	0.85%	4.33%	1.83%	50%
Year Ended October 31, 2016	9.89	0.35	(d)	0.54	0.89	(0.49)	—	—	(0.49)	10.29	9.36%	463	1.07%	3.55%	3.13%	91%
Year Ended October 31, 2015	10.37	0.37	(d)	(0.42)	(0.05)	(0.43)	—	—	(0.43)	9.89	(0.52)%	742	1.20%	3.64%	1.84%	90%
Year Ended October 31, 2014	10.42	0.37		0.13	0.50	(0.39)	(0.16)	—	(0.55)	10.37	5.07%	1,195	1.20%	3.59%	1.51%	51%
CLASS I SHARES
Six Months Ended
April 30, 2019 (unaudited)	9.17	0.24	(d)	0.40	0.64	(0.18)	—	—	(0.18)	9.63	6.98%	50,506	0.50%	5.16%	2.31%	34%
Year Ended October 31, 2018	10.29	0.48	(d)	(1.18)	(0.70)	(0.39)	—	(0.03)	(0.42)	9.17	(7.14)%	47,691	0.50%	4.80%	2.01%	53%
Year Ended October 31, 2017	10.24	0.49	(d)	0.06	0.55	(0.50)	—	—	(0.50)	10.29	5.57%	53,368	0.50%	4.68%	1.54%	50%
Year Ended October 31, 2016	9.91	0.39	(d)	0.54	0.93	(0.60)	—	—	(0.60)	10.24	9.70%	10,409	0.70%	3.90%	2.83%	91%
Year Ended October 31, 2015	10.39	0.40	(d)	(0.41)	(0.01)	(0.47)	—	—	(0.47)	9.91	(0.11)%	11,267	0.85%	3.97%	1.29%	90%
Year Ended October 31, 2014	10.44	0.41		0.13	0.54	(0.43)	(0.16)	—	(0.59)	10.39	5.43%	40,839	0.85%	3.99%	1.16%	51%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	45

HSBC HIGH YIELD FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
			Net									Ratio of Net	Ratio of
			Realized and							Net		Investment	Expenses
	Net Asset	Net	Unrealized			Net Realized				Assets	Ratio of Net	Income/	to Average
	Value,	Investment	Gains/	Total from	Net	Gains from		Net Asset		at End of	Expenses to	(Loss) to	Net Assets	Portfolio
	Beginning	Income/	(Losses) from	Investment	Investment	Investment	Total	Value, End	Total	Period	Average Net	Average Net	(Excluding Fee	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Distributions	of Period	Return(b)	(000’s)	Assets(c)	Assets(c)	Reductions)(c)	(b)(d)
CLASS A SHARES
Six Months Ended
April 30, 2019 (unaudited)	$9.69	$0.21	$0.21	$0.42	$(0.36)	$—	$(0.36)	$9.75	4.51%	$2,633	1.15%	4.50%	2.69%	47%
Year Ended October 31, 2018	10.24	0.42	(0.50)	(0.08)	(0.47)	—	(0.47)	9.69	(0.84)%	2,402	1.15%	4.24%	2.57%	50%
Year Ended October 31, 2017	9.97	0.42	0.30	0.72	(0.45)	—	(0.45)	10.24	7.45%	2,049	1.15%	4.15%	1.81%	42%
Year Ended October 31, 2016	9.67	0.41	0.28	0.69	(0.39)	—	(0.39)	9.97	7.37%	558	1.15%	4.27%	1.72%	50%
Period Ended October 31, 2015(e)	10.00	0.12	(0.34)	(0.22)	(0.11)	—	(0.11)	9.67	(2.23)%	140	1.15%	4.13%	1.93%	31%
CLASS I SHARES
Six Months Ended
April 30, 2019 (unaudited)	9.72	0.23	0.21	0.44	(0.38)	—	(0.38)	9.78	4.66%	28,766	0.80%	4.85%	2.35%	47%
Year Ended October 31, 2018	10.26	0.46	(0.50)	(0.04)	(0.50)	—	(0.50)	9.72	(0.41)%	27,714	0.80%	4.59%	2.22%	50%
Year Ended October 31, 2017	9.98	0.45	0.31	0.76	(0.48)	—	(0.48)	10.26	7.84%	28,040	0.80%	4.50%	1.48%	42%
Year Ended October 31, 2016	9.68	0.45	0.26	0.71	(0.41)	—	(0.41)	9.98 (f)	7.68%	26,168	0.80%	4.64%	1.59%	50%
Period Ended October 31, 2015(e)	10.00	0.13	(0.34)	(0.21)	(0.11)	—	(0.11)	9.68	(2.15)%	24,378	0.80%	4.45%	1.64%	31%

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	Commencement of operations on July 14, 2015.
(f)	The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.
Amounts designated as “—” are $0.00 or have been rounded to $0.00.

46	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC STRATEGIC INCOME FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(c)	Portfolio Turnover (b)(d)
CLASS A SHARES
Six Months Ended
April 30, 2019 (unaudited)	$9.88	$0.17	$0.38	$0.55	$(0.37)	$—	$(0.37)	$10.06	5.71%	$127	1.15%	3.49%	2.85%	75%
Year Ended October 31, 2018	10.45	0.30	(0.55)	(0.25)	(0.32)	—	(0.32)	9.88	(2.39)%	118	1.15%	2.94%	2.61%	51%
Year Ended October 31, 2017	10.24	0.29	0.23	0.52	(0.31)	—	(0.31)	10.45	5.24%	292	1.15%	2.86%	1.81%	44%
Year Ended October 31, 2016	9.83	0.30	0.38	0.68	(0.27)	—	(0.27)	10.24	7.04%	107	1.15%	2.99%	1.71%	47%
Period Ended October 31, 2015(e)	10.00	0.09	(0.18)	(0.09)	(0.08)	—	(0.08)	9.83	(0.93)%	99	1.15%	2.89%	1.89%	24%
CLASS I SHARES
Six Months Ended
April 30, 2019 (unaudited)	9.92	0.19	0.39	0.58	(0.38)	—	(0.38)	10.12	6.00%	28,530	0.80%	3.83%	2.60%	75%
Year Ended October 31, 2018	10.49	0.34	(0.56)	(0.22)	(0.35)	—	(0.35)	9.92	(2.12)%	27,140	0.80%	3.32%	2.44%	51%
Year Ended October 31, 2017	10.26	0.33	0.23	0.56	(0.33)	—	(0.33)	10.49	5.62%	27,876	0.80%	3.21%	1.58%	44%
Year Ended October 31, 2016	9.83	0.33	0.39	0.72	(0.29)	—	(0.29)	10.26	7.43%	26,505	0.80%	3.34%	1.61%	47%
Period Ended October 31, 2015(e)	10.00	0.10	(0.18)	(0.08)	(0.09)	—	(0.09)	9.83	(0.84)%	24,696	0.80%	3.24%	1.61%	24%

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	Commencement of operations on July 14, 2015.
Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	47

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited)

1. Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2019, the Trust is composed of 10 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following three funds (individually a “Fund”, collectively the “Funds”) of the Trust:

Fund	Short Name
HSBC Emerging Markets Debt Fund	Emerging Markets Debt Fund

HSBC High Yield Fund
(formerly HSBC Global High Yield Bond Fund)*	High Yield Fund

HSBC Strategic Income Fund
(formerly HSBC Global High Income Bond Fund)*	Strategic Income Fund
____________________

*	The Fund changed its name and related investment strategy effective April 1, 2019. See its Prospectus filing dated April 2, 2019.

Financial statements for all other funds of the Trust are published separately. The Emerging Markets Debt Fund is a non-diversified fund. All of the other Funds are diversified funds. The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The share classes offered by each Fund and the maximum sales charge for Class A Shares are summarized in the following table.

	Share	Class A Shares
Fund	Classes Offered	Maximum Sales Charge
Emerging Markets Debt Fund	A, I	4.75%
High Yield Fund	A, I	4.75%
Strategic Income Fund	A, I	4.75%

Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

48	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums  and accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of certain foreign securities, in which cash dividends are recorded as soon as such information becomes available. For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

Foreign Currency Translation:

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities and foreign currency translations.

Foreign Taxes:

Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue foreign capital gains taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Such tax accrual is based in part on actual and estimated realized gains. Estimated realized gains are subject to change and such change could be material. However, management’s conclusions may be subject to future review and change based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

Restricted Securities and Illiquid Securities:

The Funds may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser (as defined in Note 4) based on procedures established by the Board of Trustees (the “Board”). Therefore, not all restricted securities are considered illiquid. To the extent that a Fund purchases securities that are restricted as to resale or for which current market quotations are not available, such securities will be valued based upon all relevant factors as outlined in Securities and Exchange Commission ("SEC") Financial Reporting Release No. 1. Disposal of  restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

Derivative Instruments:

All open derivative positions at period end are reflected on each Fund's Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Exchange Contracts:

Each Fund may enter into forward foreign currency exchange contracts. The Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency or to enhance return. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

HSBC FAMILY OF FUNDS	49

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. Forward foreign currency exchange contracts may involve credit or market risk in excess of the amounts reflected on the Statements of Assets and Liabilities.

During the  six-month period ended April 30, 2019, the Emerging Markets Debt Fund, High Yield Fund and  Strategic Income Fund entered into forward foreign currency exchange contracts to gain exposure to certain markets and for hedging purposes. The notional amount of forward foreign currency exchange contracts outstanding as of April 30, 2019 and the monthly average notional amount for these contracts during the six-month period ended April 30, 2019 were as follows:

	Outstanding		Monthly Average
	Notional Amount ($)		Notional Amount ($)
	Long	Short	Long		Short
Forward Foreign Currency Exchange Contracts:
Emerging Markets Debt Fund	3,789,275	(2,723,714)	4,310,382		(3,085,914)
High Yield Fund	—	(759,900)	—		(5,736,104)
Strategic Income Fund	—	(1,688,000)	44,753	(a)	(7,551,178)
____________________

(a)	For the period December 1, 2018 to February 28, 2019.

Futures Contracts:

The Funds may enter into  futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the six-month period ended April 30, 2019, the Emerging Markets Debt Fund, High Yield Fund and Strategic Income Fund invested in futures contracts to gain exposure to certain markets and for hedging purposes. The gross notional amount of futures contracts outstanding as of April 30, 2019, and the monthly average notional amount for these contracts for the six-month period ended April 30, 2019 were as follows:

	Outstanding		Monthly Average
	Notional Amount ($)		Notional Amount ($)
	Long	Short	Long		Short
Futures Contracts:
Emerging Markets Debt Fund	4,133,740	(4,055,554)	3,494,866		(3,508,499)
High Yield Fund	—	—	359,677	(a)	—
Strategic Income Fund	—	—	402,916	(a)	(360,109)	(a)
____________________

(a)	For the period November 1, 2018 to February 28, 2019.

50	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

Swap Agreements:

The Funds may enter into swap contracts in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or cleared through a third party, known as a clearing organization (“centrally cleared swaps”). The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices.

The Funds will usually enter into swaps on a net basis, which means that the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument with a Fund receiving or paying only the net amount of the two returns. Upfront receipts and payments are recorded as a liability or asset, respectively. These upfront receipts and payments are amortized or accreted to gains or losses over the life of the swap agreement. Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in “unrealized appreciation or depreciation on swap agreements”. Daily changes in valuation of centrally cleared swaps, if any, are recorded as “variation margin on swap agreements”. Net periodic payments received or paid by the Funds are recorded as “realized gains or losses on swap agreements”. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty are generally collateralized by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities or by pledging such securities as collateral.

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding for which a Fund is the seller of protection are disclosed in the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

The Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to a Fund. Swap agreements may involve credit or market risk in excess of the amounts reflected on the Statements of Assets and Liabilities.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

HSBC FAMILY OF FUNDS	51

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

During the six-month period ended April 30, 2019, the Emerging Markets Debt Fund, High Yield Fund and Strategic Income Fund entered into credit default swap agreements primarily to manage and/or gain exposure to credit risk. The notional amount of swap agreements outstanding as of April 30, 2019 and the monthly average notional amount for these agreements during the six-month period ended April 30, 2019 were as follows:

	Outstanding		Monthly Average
	Notional Amount ($)		Notional Amount ($)
	Buy	Sell	Buy	Sell
	Protection	Protection	Protection	Protection
Credit Default Swap Agreements:
Emerging Markets Debt Fund	2,690,000	(3,245,500)	1,173,333	(3,245,500)
High Yield Fund	—	—	—	(416,350)	(a)
Strategic Income Fund	300,000	—	300,000 (b)	(627,000)	(a)
____________________

(a)	For the period November 1, 2018 to February 28, 2019.
(b)	For the period April 1, 2019 to April 30, 2019.

Summary of Derivative Instruments:

The following is a summary of the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2019:

	Assets			Liabilities
	Unrealized			Unrealized
	Appreciation			Depreciation
	on Forward			on Forward
	Foreign	Variation		Foreign	Variation
	Currency	Margin	Swap	Currency	Margin	Swap
	Exchange	on Futures	Agreements	Exchange	on Futures	Agreements
Fund	Contracts ($)	Contracts ($)*	at Value ($)*	Contracts ($)	Contracts ($)*	at Value ($)*
Foreign Exchange Rate Risk
Exposure:
Emerging Markets Debt Fund	22,466	—	—	52,806	—	—
High Yield Fund	2,818	—	—	—	—	—
Strategic Income Fund	3,202	—	—	—	—	—

Credit Contracts Risk Exposure:
Emerging Markets Debt Fund	—	—	70,041	—	—	164,498
Strategic Income Fund	—	—	—	—	—	22,875

Interest Rate Risk Exposure:
Emerging Markets Debt Fund	—	29,322	—	—	25,619	—
____________________

*

Total fair value is presented by Primary Risk Exposure. For forward currency contracts, such amounts represent the appreciation (for asset derivatives) or depreciation (for liability derivatives). For futures contracts, the amounts represent their cumulative appreciation/depreciation, which includes movements of variation margin. Centrally cleared swaps are reported at value, which includes movements of variation margin.

52	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six-month period ended April 30, 2019:

	Realized Gain (Loss) on Derivatives
	Recognized as a Result from Operations
	Net Realized
	Gains (Losses)	Net Realized	Net Realized
	from Forward	Gains (Losses)	Gains (Losses)
	Foreign Currency	from Futures	from Swap
Fund	Exchange Contracts ($)	Contracts ($)	Agreements ($)
Foreign Exchange Rate Risk Exposure:
Emerging Markets Debt Fund	5,393	—	—
High Yield Fund	160,082	—	—
Strategic Income Fund	207,575	—	—

Credit Contracts Risk Exposure:
Emerging Markets Debt Fund	—	—	25,344
High Yield Fund	—	—	21,517
Strategic Income Fund	—	—	47,331

Interest Rate Risk Exposure:
Emerging Markets Debt Fund	—	(10,910)	—
High Yield Fund	—	7,147	—
Strategic Income Fund	—	1,305	—

	Net Change in Unrealized Appreciation/Depreciation
	on Derivatives Recognized as a Result from Operations
	Change in Unrealized	Change in	Change in
	Appreciation/	Unrealized	Unrealized
	Depreciation	Appreciation/	Appreciation/
	on Forward	Depreciation	Depreciation
	Foreign Currency	on Futures	on Swap
Fund	Exchange Contracts ($)	Contracts ($)	Agreements ($)
Foreign Exchange Rate Risk Exposure:
Emerging Markets Debt Fund	(26,649)	—	—
High Yield Fund	(104,387)	—	—
Strategic Income Fund	(136,549)	—	—

Credit Contracts Risk Exposure:
Emerging Markets Debt Fund	—	—	(114,897)
High Yield Fund	—	—	(21,488)
Strategic Income Fund	—	—	(37,849)

Interest Rate Risk Exposure:
Emerging Markets Debt Fund	—	(4,368)	—
High Yield Fund	—	5,726	—
Strategic Income Fund	—	(1,088)	—

HSBC FAMILY OF FUNDS	53

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

The Funds are generally subject to master netting arrangements that allow for amounts owed between each Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting arrangements do not apply to amounts owed to/from different counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to legally enforceable master netting arrangements in the Statements of Assets and Liabilities. The tables below present the gross and net amounts of the assets and liabilities with any offsets to reflect the Funds’ ability to reflect the master netting arrangements at April 30, 2019 in the Statements of Assets and Liabilities.

As of April 30, 2019, each Fund’s derivative assets and liabilities by type are as follows:

	Emerging Markets		High		Strategic
	Debt Fund		Yield Fund		Income Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$4,623	$7,735	$—	$—	$—	$—
Forward currency contracts	22,466	52,806	2,818	—	3,202	—
Swap agreements	22,134	12,682	—	—	—	123
Total derivative assets and liabilities in the Statement of
Assets and Liabilities	49,223	73,223	2,818	—	3,202	123
Derivative asset and liabilities not subject to a master netting
agreement or similar agreement (“MNA”)	(4,745)	(7,735)	—	—	—	—
Total assets and liabilities subject to a MNA	$44,478	$65,488	$2,818	$—	$3,202	$123

The following table represents each Fund’s derivative assets by counterparty net of amounts available for offset under a master netting arrangement and net of the related collateral received by each Fund as of April 30, 2019:

	Derivative Assets	Derivatives	Non-cash	Cash
	Subject to a MNA	Available for	Collateral	Collateral	Net Amount of
Counterparty	by Counterparty	Offset	Received (a)	Received (a)	Derivative Assets
Emerging Markets Debt Fund:
Bank of America	$2,995	$(1,803)	$—	$—	$1,192
Barclays Bank PLC	18,940	(9,623)	—	—	9,317
Credit Suisse	2,695	(2,264)	—	—	431
Goldman Sachs	1,636	(1,636)	—	—	—
JPMorgan Chase	9,600	(9,600)	—	—	—
Standard Chartered Bank	134	(134)	—	—	—
UBS AG	8,478	(3,049)	—	—	5,429
Total	$44,478	$(28,109)	$—	$—	$16,369
High Yield Fund:
Bank of America	$2,818	$—	$—	$—	$2,818
Total	$2,818	$—	$—	$—	$2,818
Strategic Income Fund:
UBS AG	$3,202	$—	$—	$—	$3,202
Total	$3,202	$—	$—	$—	$3,202
____________________

(a)

The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

54	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

The following table represents each Fund’s derivative liabilities by counterparty net of amounts available for offset under a master netting arrangement and net of the related collateral pledged by each Fund as of April 30, 2019:

	Derivative
	Liabilities	Derivatives	Non-cash
	Subject to a MNA	Available	Collateral	Cash Collateral	Net Amount of
Counterparty	by Counterparty	for Offset	Pledged (a)	Pledged (a)	Derivative Liabilities
Emerging Markets Debt Fund:
Bank of America	$1,803	$(1,803)	$—	$—	$—
Barclays Bank PLC	9,623	(9,623)	—	—	—
Credit Suisse	2,264	(2,264)	—	—	—
Goldman Sachs	19,637	(1,636)	—	—	18,001
JPMorgan Chase	17,662	(9,600)	—	—	8,062
Standard Chartered Bank	11,450	(134)	—	—	11,316
UBS AG	3,049	(3,049)	—	—	—
Total	$65,488	$(28,109)	$—	$—	$37,379
____________________

(a)

The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

Pursuant to each Fund’s ISDA Master Agreement for trading over-the-counter derivatives (“ISDA”), each Fund must notify counterparties if its net asset value (“NAV”) declines below a predetermined level over specified periods. In the event a Fund’s NAV declines below one of the predetermined levels, the decline may trigger an Additional Termination Event under the ISDA (“NAV Decline Trigger Event”) whereby each counterparty would have the right to declare an Early Termination Date, terminate the ISDA, and close-out all outstanding derivatives positions according to the close-out procedures of the ISDA. Pursuant to the terms of the ISDA, following a NAV Decline Trigger Event, counterparties may agree to waive their right to declare an Early Termination Date and thereby waive their right to terminate the ISDA and close-out any outstanding derivatives positions.

In addition to the provisions relating to Additional Termination Events, under the terms of the Credit Support Annex to the ISDA, parties to an ISDA are required to post collateral to the other party if any of their derivatives positions are in a position of net liability. If either party fails to post required collateral and such failure is not remedied following subsequent notice, the failure to post collateral may be an Additional Termination Event and the other party may declare an Early Termination Event, terminate the ISDA, and close out any outstanding derivatives position. As of April 30, 2019, for derivatives positions where the Funds were in a position of net liability, the balance of any collateral posted is included in the Statements of Assets and Liabilities.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared and distributed monthly from each Fund. Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

HSBC FAMILY OF FUNDS	55

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets
●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Bonds and other fixed income securities (other than short-term obligations) are valued at the evaluated bid price, as of the time NAV is determined, supplied by an approved independent pricing service, based upon market transactions for normal, institutional-size trading units of similar securities, as well as yield, quality, coupon rate, maturity, callability or prepayment option, type and size of issue, trading characteristics and other market data (“matrix valuations”), without exclusive reliance on quoted prices on an exchange or over-the-counter prices. Because quoted prices on exchanges or over-the-counter prices are believed to reflect more accurately the fair value of such securities, matrix valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other mutual funds are valued at their NAVs, as reported by such mutual funds and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange traded option contracts are valued at the closing price or last sale price on the primary instrument for that option as recorded by an approved pricing service and are typically categorized as Level 1 in the fair value hierarchy.

Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the prevailing forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange, as provided by an approved pricing service, and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps and certain options, are generally valued by using a valuation provided by an approved independent pricing service and are typically categorized as Level 2 in the fair value hierarchy.

56	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

Securities or other assets for which market quotations or an independent pricing service evaluation are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ NAV is calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When a Fund uses such a valuation model, the value assigned to the Fund’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Funds to a significant extent.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the valuation inputs used as of April 30, 2019  in valuing the Funds’ investments based upon the three levels defined above. The breakdown of country descriptions is disclosed in the Schedule of Portfolio Investments for each Fund:

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Emerging Markets Debt Fund
Investment Securities:
Foreign Bonds	—	25,117,151	—	25,117,151
Yankee Dollars	—	24,156,446	—	24,156,446
Corporate Bond	—	198,394	—	198,394
U.S. Treasury Obligation	—	199,363	—	199,363
Investment Company	882,933	—	—	882,933
Total Investment Securities	882,933	49,671,354	—	50,554,287
Other Financial Instruments: (a)
Futures Contracts	3,703	—	—	3,703
Credit Default Swaps	—	9,330	—	9,330
Centrally Cleared Credit Default Swaps	—	(103,787)	—	(103,787)
Forward Currency Contracts	—	(30,340)	—	(30,340)
Total Investments	886,636	49,546,557	—	50,433,193

HSBC FAMILY OF FUNDS	57

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
High Yield Fund
Investment Securities:
Foreign Bonds	—	531,220	—	531,220
Yankee Dollars	—	7,178,213	—	7,178,213
Corporate Bonds	—	20,578,679	—	20,578,679
Exchange Traded Funds	1,534,786	—	—	1,534,786
Investment Company	1,725,608	—	—	1,725,608
Total Investment Securities	3,260,394	28,288,112	—	31,548,506
Other Financial Instruments: (a)
Forward Currency Contracts	—	2,818	—	2,818
Total Investments	3,260,394	28,290,930	—	31,551,324

Strategic Income Fund
Investment Securities:
Foreign Bonds	—	642,348	—	642,348
Yankee Dollars	—	7,772,795	—	7,772,795
Corporate Bonds	—	18,258,653	—	18,258,653
U.S. Treasury Obligations	—	2,004,942	—	2,004,942
Investment Company	600,875	—	—	600,875
Total Investment Securities	600,875	28,678,738	—	29,279,613
Other Financial Instruments: (a)
Centrally Cleared Credit Default Swaps	—	(22,875)	—	(22,875)
Forward Currency Contracts	—	3,202	—	3,202
Total Investments	600,875	28,659,065	—	29,259,940
____________________

(a)

Other financial instruments would include derivative instruments, such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and swap agreements, which are valued at fair value.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC’’ or the “Investment Adviser’’), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Funds. As Investment Adviser, HSBC manages the investments of the Funds and continuously reviews, supervises and administers the Funds’ investments pursuant to an Investment Advisory Contract. For its services in this capacity, HSBC receives a fee from each Fund, accrued daily and paid monthly, based on the average daily net assets of each respective Fund, at annual rate of:

Fund	Fee Rate(%)
Emerging Markets Debt Fund	0.50
High Yield Fund	0.65
Strategic Income Fund	0.65

HSBC also provides support services to the Funds pursuant to a Support Services Agreement in connection with the operation of certain classes of shares of the Funds. For its services in this capacity, HSBC is entitled to a fee, accrued daily and paid monthly, based on the average daily net assets of Class A Shares of each of the Funds, at an annual rate of 0.10%. HSBC is not entitled to a support services fee for Class I Shares.

58	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Administration Services Agreement, HSBC receives from the Funds (as well as other funds in the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $ 50 billion	0.0265
In excess of $ 50 billion	0.0245

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trust. For the six-month period ended April 30, 2019, the effective annualized rate was 0.038%, prior to any fee waivers or expense reimbursements, based on the average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust, subject to certain allocations in cases where one fund invests some or all of its assets in another fund.

Pursuant to a Sub-Administration Services Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trust’s Sub-Administrator. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth below:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $ 50 billion	0.0065
In excess of $ 50 billion	0.0045

Under a Services Agreement between the Trust and Citi (the “Services Agreement”), Citi makes an individual available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the Services Agreement, the Trust paid Citi $156,958 for the six-month period ended April 30, 2019, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

In addition, Citi provides fund accounting services for each Fund under the Services Agreement. As fund accountant, Citi receives an annual fee per Fund and share class, subject to certain minimums and reimbursements of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside”), serves the Trust as Distributor (the “Distributor”). The Trust, on behalf of the Emerging Markets Debt, has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25% of the average daily net assets of Class A Shares (currently not being charged). For the six-month period ended April 30, 2019, Foreside, as Distributor, also received $20 in commissions from sales of the Trust.

HSBC FAMILY OF FUNDS	59

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of Class A Shares of the Funds. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed, in the aggregate, 0.50% annually of each Fund’s average daily net assets of Class A Shares.

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Transfer Agency:

DST Asset Manager Solutions, Inc. (“DST”) provides transfer agency services for each Fund. As transfer agent, DST receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board. The Independent Trustees also receive a fee for each regular, special in-person, and telephonic meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statements of Operations.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2020, the total annual expenses of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and estimated indirect expenses attributable to the Funds’ investments in investment companies, as applicable. The applicable classes of each Fund have their own expense limitations based on the average daily net assets for any full fiscal year as follows:

		Contractual
Fund	Class	Expense Limitations(%)
Emerging Markets Debt Fund	A	0.85
Emerging Markets Debt Fund	I	0.50
High Yield Fund	A	1.15
High Yield Fund	I	0.80
Strategic Income Fund	A	1.15
Strategic Income Fund	I	0.80

60	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the six-month period ended April 30, 2019, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of April 30, 2019, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through
	2022($)	2021($)	2020($)	2019($)	Total($)
Emerging Markets Debt Fund	458,956	803,300	364,333	224,310	1,850,899
High Yield Fund	247,196	428,942	192,107	195,535	1,063,780
Strategic Income Fund	233,596	454,308	207,463	205,446	1,100,813

The Administrator and Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/reimbursed by the Investment Adviser, Administrator and Citi as Sub-Administrator are reported separately on the Statements of Operations, as applicable.

Other:

The Funds may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser. For the six-month period ended April 30, 2019, the Funds purchased the following amounts of such securities:

Purchases ($)
Emerging Markets Debt Fund	2,635,000
High Yield Fund	1,188,000
Strategic Income Fund	1,505,000

The Funds may use related party broker-dealers. For the six-month period ended April 30, 2019, there were no brokerage commissions paid to broker-dealers affiliated with the Adviser.

The Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Funds invest.

5. Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the six-month period ended April 30, 2019 were as follows:

	Purchases($)	Sales($)
Emerging Markets Debt Fund	17,969,239	16,051,367
High Yield Fund	14,815,446	12,915,069
Strategic Income Fund	18,029,817	18,040,072

For the six-month period ended April 30, 2019, purchases and sales of long-term U.S. government securities were as follows:

	Purchases($)	Sales($)
Strategic Income Fund	2,464,371	1,737,019

HSBC FAMILY OF FUNDS	61

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

6. Investment Risks:

Concentration of Market Risk: To the extent a Fund focuses its investments in a specific region or country, the Fund will be more susceptible to the market, political, and economic risks and developments of that region or country.

Derivatives Risk: The term “derivatives” covers a broad range of investments, including swaps, futures, options and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund. The success of a Fund’s derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less liquid than higher rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given recent increases in short-term interest rates and the possibility of further rate increases with unpredictable effects on the markets and a Fund’s investments.

Loan-Related Investments Risk: Loan-related investments, such as loan participations and assignments, are subject to numerous risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be or become illiquid or less liquid and difficult to value. Increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Transactions in many loans are subject to extended trade settlement periods, which could delay the Fund’s receipt of proceeds from the sale of a loan.

62	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

Non-Diversification Risk: The Emerging Markets Debt Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Emerging Markets Debt Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements may also subject a Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

7. Federal Income Tax Information:

At April 30, 2019, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
Emerging Markets Debt Fund	53,560,352	1,092,467	(4,219,626)	(3,127,159)
High Yield Fund	31,399,664	510,907	(359,247)	151,660
Strategic Income Fund	29,091,209	504,740	(336,009)	168,731
____________________

*	The difference between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on derivatives.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2018, was as follows:

	Distributions paid from
					Total
	Ordinary	Net Long Term	Total Taxable	Return of	Distributions
	Income ($)	Capital Gains ($)	Distributions ($)	Capital ($)	Paid ($)(1)
Emerging Markets Debt Fund	2,102,122	—	2,102,122	178,617	2,280,739
High Yield Fund	1,490,708	—	1,490,708	—	1,490,708
Strategic Income Fund	940,577	—	940,577	—	940,577
____________________

(1)	Total distributions paid may differ from the amount reported in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of the tax year ended October 31, 2018, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

		Undistributed			Accumulated			Total
	Undistributed	Long Term			Capital and		Unrealized	Accumulated
	Ordinary	Capital	Accumulated	Distributions	Other		Appreciation/	Earnings/
	Income ($)	Gains ($)	Earnings ($)	Payable ($)*	Losses ($)		(Depreciation) ($)	(Deficit) ($)
Emerging Markets Debt Fund	—	—	—	—	(2,215,383	)(a)	(5,847,557)	(8,062,940)
High Yield Fund	409,561	—	409,561	(18,327)	(253,335)		(913,893)	(775,994)
Strategic Income Fund	482,753	—	482,753	(13,453)	(46,013)		(608,276)	(184,989)
____________________

*	Distributions payable may differ from the amounts reported in the Statements of Assets and Liabilities because distributions payable on a tax basis include those dividends that will be reinvested.
(a)	Includes $30,693 of straddle losses which were deferred.

HSBC FAMILY OF FUNDS	63

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

As of the tax year ended October 31, 2018, the Funds have net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

	Short Term	Long Term
	Amount ($)	Amount ($)	Total ($)
Emerging Markets Debt Fund	848,751	1,335,939	2,184,690
High Yield Fund	253,335	—	253,335
Strategic Income Fund	46,013	—	46,013

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the tax year ended October 31, 2018, the Funds had no deferred losses.

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., certain gain/loss, differing treatment on certain swap agreements, and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash losses and the realization for tax purposes of unrealized gains/losses on derivatives) do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

8. Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

Number of
	shareholders with		Number of
	ownership of voting		shareholders with
	securities of the		ownership of voting
	Portfolio greater		securities of the
	than 10% and less	% owned in	Portfolio greater	% owned in
	than 25% of the total	aggregate by	than 25% of the total	aggregate by
	Portfolio’s outstanding	10%-25%	Portfolio’s outstanding	greater than 25%
Fund	voting securities	shareholders	voting securities	shareholders
Emerging Markets Debt Fund	—	—	1	98%*
High Yield Fund	—	—	1	92%*
Strategic Income Fund	—	—	1	100%*
____________________

*	Owned by the Investment Adviser or an affiliate.

64	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2019 (Unaudited) (continued)

9. Recent Accounting Pronouncements:

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management does not believe that adoption of ASU 2017-08 will materially impact the Funds’ financial statements.

10. Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of April 30, 2019.

HSBC FAMILY OF FUNDS	65

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trust (each, a “Fund”) and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

The Independent Trustees met separately on November 9, 2018 (in person), and the Board met on December 12-13, 2018 (in person) (each, a “Meeting,” and together, the “Meetings”) to consider, among other matters, the approval of the continuation of the: (i) Investment Advisory Contract and related Supplements (“Advisory Contracts”) between the Trust and the Adviser and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) on behalf of one or more of the Funds.

Prior to the Meetings, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser and certain of the Sub-Advisers; (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers; (ix) regulatory developments, including rulemaking initiatives of the U.S. Securities and Exchange Commission (“SEC”); and (x) other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements.

The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including during the November 9, 2018 Meeting. During the November 9, 2018 Meeting and prior to voting to continue the Agreements, the Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the Meetings; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trust’s arrangements with the unaffiliated Sub-Adviser to the Trust, Westfield Capital Management Company, LP (“Westfield”); (iv) the Trust’s arrangements with the affiliated Sub-Advisers to the Trust, HSBC Global Asset Management (UK) Limited, HSBC Global Asset Management (France) Limited and HSBC Global Asset Management (Hong Kong) Limited; (v) the fees paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operational Support Services Agreement, and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (vi) regulatory considerations; (vii) the Adviser’s multi-manager function and the level of oversight services provided to the HSBC Opportunity Portfolio; (viii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (ix) the Adviser’s profitability and direct and indirect expenses; (x) a presentation by the Adviser’s Global Chief Investment Officer of Fixed Income regarding the strategy and outlook of the HSBC Emerging Markets Debt Fund, the HSBC Global High Yield Bond Fund and HSBC Global High Income Bond Fund; and (xi) additional information provided by the Adviser at the request of the Independent Trustees, following the November 9, 2018 Meeting.

66	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

In addition, the Board took into consideration its overall experience with the Adviser and the Sub-Advisers, and its experience with them during the prior year, as well as information contained in the various written and oral reports provided to the Board, including but not limited to quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and certain of the Sub-Advisers. As a result of this process, at the in-person meeting held on December 12-13, 2018, the Board unanimously agreed to approve the continuation of the Agreements with respect to each Fund. The Board reviewed materials and made their respective determinations on a Fund-by-Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided (or to be provided) by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the assets of the HSBC Family of Funds; (iv) the Adviser’s ongoing commitment to implement rulemaking initiatives of the SEC, including the SEC’s liquidity risk management and data modernization rules and rule amendments; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel; and (vi) the support, in terms of personnel, allocated by the Adviser to the Funds.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s plans for increasing the competitive yield for the Money Market Funds, as previously discussed with the Board. Also, the Board considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Advisers provide (or will provide) to their respective Funds. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Advisers supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Advisers.

In the context of the HSBC Opportunity Portfolio, the Board discussed Fund expenses, including the sub-advisory fees paid to Westfield, recent performance, recent performance as compared to the competitive peers of the HSBC Opportunity Portfolio, Westfield’s efforts to obtain best execution, and volatility information.

In the context of the HSBC Emerging Markets Debt Fund, HSBC Frontier Markets Fund, HSBC Asia ex-Japan Smaller Companies Equity Fund, HSBC Global High Yield Bond Fund, and HSBC Global High Income Bond Fund, the Board evaluated each Fund’s performance against the comparative data provided by Strategic Insight. The Independent Trustees also considered the Adviser’s commentary on this comparative data.

The Board also considered each Fund’s current expense ratios compared to its peers, and the current asset size of each Fund. In addition, with respect to the HSBC Frontier Markets Fund, the Board considered the changes to the Fund’s contractual expense limits which reduced the total annual operating expenses of each share class of the Fund.

HSBC FAMILY OF FUNDS	67

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance, and that the returns of the Funds were similar to their competitors.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Advisers.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Advisers, as available; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Opportunity Portfolio, the Board considered the sub-advisory fee structures, and any applicable breakpoints. In addition, the Board discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the Sub-Advisers pursuant to the Sub-Advisory Contracts. The Board also considered information on profitability where provided by the Sub-Advisers.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the Meeting (including a separate unanimous vote of the Independent Trustees present in person at the Meeting) approved the continuation of each Agreement.

68	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2019 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare the cost with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 through April 30, 2019.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period“ to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/18	4/30/19	11/1/18 - 4/30/19	11/1/18 - 4/30/19
Emerging Markets Debt Fund	Class A	$1,000.00	$1,067.70	$4.36	0.85%
	Class I	1,000.00	1,069.80	2.57	0.50%

HSBC High Yield Fund	Class A	1,000.00	1,045.10	5.83	1.15%
	Class I	1,000.00	1,046.60	4.06	0.80%

HSBC Strategic Income Fund	Class A	1,000.00	1,057.10	5.87	1.15%
	Class I	1,000.00	1,060.00	4.09	0.80%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

HSBC FAMILY OF FUNDS	69

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2019 (Unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/18	4/30/19	11/1/18 - 4/30/19	11/1/18 - 4/30/19
Emerging Markets Debt Fund	Class A	$1,000.00	$1,020.58	$4.26	0.85%
	Class I	1,000.00	1,022.32	2.51	0.50%

HSBC High Yield Fund	Class A	1,000.00	1,019.09	5.76	1.15%
	Class I	1,000.00	1,020.83	4.01	0.80%

HSBC Strategic Income Fund	Class A	1,000.00	1,019.09	5.76	1.15%
	Class I	1,000.00	1,020.83	4.01	0.80%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

70	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Other Information (Unaudited)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the SEC’s website at http://www.sec.gov.

The Funds file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter with the SEC on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter is available on the SEC’s website at http://www.sec.gov. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC FAMILY OF FUNDS	71

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISERS

HSBC Strategic Income Fund
HSBC Global Asset Management (UK) Limited
78 St. James Street
London, United Kingdom, SW1A 1EJ

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients:
HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders:

HSBC Funds
P.O. Box 8106
Boston, MA 02266-8106
1-800-782-8183

TRANSFER AGENT

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.emfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-EM-0619	06/19

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the report to shareholders filed under Item 1.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable – Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC FUNDS

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	June 19, 2019

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	June 19, 2019

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer
Treasurer

Date	June 19, 2019